Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	COMMUNITY HEALTH SYSTEMS INC
Entity Central Index Key	0001108109
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements of Income [Abstract]
Operating revenues (net of contractual allowances and discounts)									$ 13,626,168		$ 12,623,274		$ 11,742,454
Provision for bad debts									1,719,956		1,530,852		1,408,953
Net operating revenues	3,005,825	2,945,477	3,000,827	2,954,083	2,904,356	2,772,311	2,713,644	2,702,111	11,906,212		11,092,422		10,333,501
Operating costs and expenses:
Salaries and benefits									5,577,925		5,093,767		4,701,231
Supplies									1,834,106		1,738,088		1,649,779
Other operating expenses									2,515,638		2,296,063		2,129,081
Electronic health records incentive reimbursement									(63,397)
Rent									254,781		248,463		237,536
Depreciation and amortization									652,674		594,997		551,043
Total operating costs and expenses									10,771,727		9,971,378		9,268,670
Income from operations									1,134,485		1,121,044		1,064,831
Interest expense, net of interest income of $4,650, $1,757 and $3,561 in 2011, 2010, and 2009, respectively									644,410		647,593		643,608
Loss (gain) from early extinguishment of debt									66,019				(2,385)
Equity in earnings of unconsolidated affiliates									(49,491)		(45,443)		(36,531)
Impairment of long-lived and other assets									0				12,477
Income from continuing operations before income taxes	67,638	132,517	137,695	135,697	132,520	131,328	131,140	123,906	473,547		518,894		447,662
Provision for income taxes									137,653		163,681		141,851
Income from continuing operations	55,615	95,800	92,874	91,605	94,468	88,009	88,379	84,357	335,894		355,213		305,811
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold									(7,769)		(6,772)		971
Impairment of hospitals sold									(47,930)
Loss on sale, net									(2,572)				(405)
(Loss) income from discontinued operations, net of taxes	(2,495)	(3,169)	(39,327)	(13,280)	(2,219)	(3,155)	(2,037)	639	(58,271)		(6,772)		566
Net income									277,623		348,441		306,377
Less: Net income attributable to noncontrolling interests									75,675		68,458		63,227
Net income attributable to Community Health Systems, Inc.	$ 30,931	$ 74,304	$ 35,389	$ 61,324	$ 69,510	$ 70,401	$ 70,065	$ 70,007	$ 201,948		$ 279,983		$ 243,150
Basic earnings per share attributable to Community Health Systems, Inc. common stockholders:
Continuing operations	$ 0.38	$ 0.87	$ 0.82	$ 0.82	$ 0.79	$ 0.8	$ 0.77	$ 0.76	$ 2.89	[1]	$ 3.13	[1]	$ 2.68	[1]
Discontinued operations	$ (0.03)	$ (0.04)	$ (0.43)	$ (0.15)	$ (0.02)	$ (0.03)	$ (0.02)	$ 0.01	$ (0.65)	[1]	$ (0.07)	[1]
Net income	$ 0.35	$ 0.83	$ 0.39	$ 0.67	$ 0.77	$ 0.77	$ 0.75	$ 0.76	$ 2.24	[1]	$ 3.05	[1]	$ 2.68	[1]
Diluted earnings per share attributable to Community Health Systems, Inc. common stockholders:
Continuing operations	$ 0.38	$ 0.86	$ 0.81	$ 0.81	$ 0.78	$ 0.8	$ 0.76	$ 0.75	$ 2.87	[1]	$ 3.08	[1]	$ 2.65	[1]
Discontinued operations	$ (0.03)	$ (0.04)	$ (0.43)	$ (0.14)	$ (0.02)	$ (0.03)	$ (0.02)	$ 0.01	$ (0.64)	[1]	$ (0.07)	[1]
Net income	$ 0.35	$ 0.83	$ 0.39	$ 0.67	$ 0.76	$ 0.76	$ 0.74	$ 0.75	$ 2.23	[1]	$ 3.01	[1]	$ 2.66	[1]
Weighted-average number of shares outstanding:
Basic	88,344,566	89,412,310	91,130,672	91,008,405	90,422,331	91,484,466	93,358,771	91,615,275	89,966,933		91,718,791		90,614,886
Diluted	88,913,813	89,857,583	91,783,725	92,136,819	91,778,801	92,462,702	94,711,919	92,836,451	90,666,348		92,946,048		91,517,274

[1]	Total per share amounts may not add due to rounding.

Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income [Abstract]
Net of interest income	$ 4,650	$ 1,757	$ 3,561

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 277,623	$ 348,441	$ 306,377
Other comprehensive income, net of income taxes:
Net change in fair value of interest rate swaps	55,145	(15,676)	76,225
Net change in fair value of available-for-sale securities	(960)	3,716	412
Amortization and recognition of unrecognized pension cost components	(7,737)	2,418	(2,447)
Other comprehensive income	46,448	(9,542)	74,190
Comprehensive income	324,071	338,899	380,567
Less: Comprehensive income attributable to noncontrolling interests	75,675	68,458	63,227
Comprehensive income attributable to Community Health Systems, Inc.	$ 248,396	$ 270,441	$ 317,340

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 129,865	$ 299,169
Patient accounts receivable, net of allowance for doubtful accounts of $1,891,334 and $1,639,198 at December 31, 2011 and December 31, 2010, respectively	1,834,167	1,714,542
Supplies	346,611	329,114
Prepaid income taxes	101,389	118,464
Deferred income taxes	89,797	115,819
Prepaid expenses and taxes	112,613	100,754
Other current assets	231,647	193,331
Total current assets	2,846,089	2,871,193
Property and equipment:
Land and improvements	591,457	538,496
Buildings and improvements	5,715,066	5,108,711
Equipment and fixtures	3,063,005	2,735,915
Property and equipment, gross	9,369,528	8,383,122
Less accumulated depreciation and amortization	(2,513,552)	(2,058,685)
Property and equipment, net	6,855,976	6,324,437
Goodwill	4,264,845	4,150,247
Other assets, net of accumulated amortization of $313,028 and $258,547 at December 31, 2011 and December 31, 2010 respectively (including long-lived assets of hospitals held for sale of $0 and $182,688 at December 31, 2011 and 2010, respectively)	1,241,930	1,352,246
Total assets	15,208,840	14,698,123
Current liabilities:
Current maturities of long-term debt	63,706	63,139
Accounts payable	748,997	526,338
Deferred income taxes	0	8,882
Accrued liabilities:
Employee compensation	620,508	596,026
Interest	110,121	146,415
Other	367,807	301,240
Total current liabilities	1,911,139	1,642,040
Long-term debt	8,782,798	8,808,382
Deferred income taxes	704,725	608,177
Other long-term liabilities	949,990	1,001,675
Total liabilities	12,348,652	12,060,274
Redeemable noncontrolling interests in equity of consolidated subsidiaries	395,743	387,472
Commitments and contingencies (Note 15)
Community Health Systems, Inc. stockholders' equity
Preferred stock, $.01 par value per share, 100,000,000 shares authorized; none issued	0
Common stock, $.01 par value per share, 300,000,000 shares authorized; 91,547,079 shares issued and 90,571,530 shares outstanding at December 31, 2011, and 93,644,862 shares issued and 92,669,313 shares outstanding at December 31, 2010	915	936
Additional paid-in capital	1,086,008	1,126,751
Treasury stock, at cost, 975,549 shares at December 31, 2011 and December 31, 2010	(6,678)	(6,678)
Accumulated other comprehensive loss	(184,479)	(230,927)
Retained earnings	1,501,330	1,299,382
Total Community Health Systems, Inc. stockholders' equity	2,397,096	2,189,464
Noncontrolling interests in equity of consolidated subsidiaries	67,349	60,913
Total equity	2,464,445	2,250,377
Total liabilities and equity	$ 15,208,840	$ 14,698,123

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Balance Sheets [Abstract]
Allowance for doubtful patient accounts	$ 1,891,334	$ 1,639,198
Net of accumulated amortization	313,028	258,547
Long-lived assets held for sale	$ 0	$ 182,688
Preferred stock, par value per share	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	91,547,079	93,644,862
Common stock, shares outstanding	90,571,530	92,669,313
Treasury stock, shares	975,549	975,549

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Redeemable Noncontrolling Interests	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest
Beginning Balance at Dec. 31, 2008	$ 1,672,486	$ 348,816	$ 925	$ 1,136,108	$ (6,678)	$ (295,575)	$ 776,249	$ 61,457
Shares, Issued, Beginning Balance at Dec. 31, 2008			92,483,166		(975,549)
Comprehensive income (loss):
Net income	306,377	46,716					243,150	16,511
Net change in fair value of interest rate swaps, net of tax	76,225					76,225
Net change in fair value of available-for-sale securities	412					412
Amortization and recognition of unrecognized pension cost components, net of tax	(2,447)					(2,447)
Comprehensive income	380,567	46,716				74,190	243,150	16,511
Distributions to noncontrolling interests, net of contributions	(13,582)	(27,072)						(13,582)
Purchase of subsidiary shares from noncontrolling interests	3,502	(5,439)		3,106				396
Sale of less than wholly-owned subsidiaries		(21,691)
Adjustment to redemption value of redeemable noncontrolling interests	(27,527)	27,527		(27,527)
Issuance of common stock in connection with the exercise of stock options	12,767		7	12,760
Issuance of common stock in connection with the exercise of stock options, shares	680,898		680,898
Cancellation of restricted stock for tax withholdings on vested shares	(7,120)		(3)	(7,117)
Cancellation of restricted stock for tax withholdings on vested shares, shares			(328,470)
Excess tax benefit from exercise of stock options	(3,472)			(3,472)
Share-based compensation	44,512		11	44,501
Share-based compensation, shares			1,177,943
Ending Balance at Dec. 31, 2009	2,015,417	368,857	940	1,158,359	(6,678)	(221,385)	1,019,399	64,782
Shares, Issued, Ending Balance at Dec. 31, 2009			94,013,537		(975,549)
Comprehensive income (loss):
Net income	348,441	50,292					279,983	18,166
Net change in fair value of interest rate swaps, net of tax	(15,676)					(15,676)
Net change in fair value of available-for-sale securities	3,716					3,716
Amortization and recognition of unrecognized pension cost components, net of tax	2,418					2,418
Comprehensive income	338,899	50,292				(9,542)	279,983	18,166
Distributions to noncontrolling interests, net of contributions	(20,046)	(40,068)						(20,046)
Purchase of subsidiary shares from noncontrolling interests	(3,529)	(3,754)		(3,529)
Other reclassifications of noncontrolling interests	(1,989)	1,989						(1,989)
Adjustment to redemption value of redeemable noncontrolling interests	(10,156)	10,156		(10,156)
Issuance of common stock in connection with the exercise of stock options	56,938		22	56,916
Issuance of common stock in connection with the exercise of stock options, shares	2,194,862		2,194,862
Cancellation of restricted stock for tax withholdings on vested shares	(9,879)		(3)	(9,876)
Cancellation of restricted stock for tax withholdings on vested shares, shares			(295,171)
Repurchases of common stock	(113,995)		(34)	(113,961)
Repurchases of common stock, Shares			(3,415,800)
Excess tax benefit from exercise of stock options	10,219			10,219
Share-based compensation	38,790		11	38,779
Share-based compensation, shares			1,147,434
Ending Balance at Dec. 31, 2010	2,250,377	387,472	936	1,126,751	(6,678)	(230,927)	1,299,382	60,913
Shares, Issued, Ending Balance at Dec. 31, 2010			93,644,862		(975,549)
Comprehensive income (loss):
Net income	277,623	54,251					201,948	21,424
Net change in fair value of interest rate swaps, net of tax	55,145					55,145
Net change in fair value of available-for-sale securities	(960)					(960)
Amortization and recognition of unrecognized pension cost components, net of tax	(7,737)					(7,737)
Comprehensive income	324,071	54,251				46,448	201,948	21,424
Distributions to noncontrolling interests, net of contributions	(15,049)	(39,816)						(15,049)
Purchase of subsidiary shares from noncontrolling interests	(5,596)	(7,426)		(4,556)				(1,040)
Other reclassifications of noncontrolling interests	1,101	(2,099)						1,101
Adjustment to redemption value of redeemable noncontrolling interests	(3,361)	3,361		(3,361)
Issuance of common stock in connection with the exercise of stock options	18,916		6	18,910
Issuance of common stock in connection with the exercise of stock options, shares	623,341		623,341
Cancellation of restricted stock for tax withholdings on vested shares	(13,314)		(3)	(13,311)
Cancellation of restricted stock for tax withholdings on vested shares, shares			(346,419)
Repurchases of common stock	(85,825)		(35)	(85,790)
Repurchases of common stock, Shares			(3,469,099)
Excess tax benefit from exercise of stock options	4,823			4,823
Share-based compensation	42,553		11	42,542
Share-based compensation, shares			1,094,394
Ending Balance at Dec. 31, 2011	$ 2,464,445	$ 395,743	$ 915	$ 1,086,008	$ (6,678)	$ (184,479)	$ 1,501,330	$ 67,349
Shares, Issued, Ending Balance at Dec. 31, 2011			91,547,079		(975,549)

Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax provision (benefit) related to change in fair value of interest rate swap	$ 31,154	$ (8,818)	$ 42,876
Tax provision (benefit) related to amortization and recognition of unrecognized pension cost components	(4,754)	1,142	(3,262)
Accumulated Other Comprehensive Income (Loss)
Tax provision (benefit) related to change in fair value of interest rate swap	31,154	(8,818)	42,876
Tax provision (benefit) related to amortization and recognition of unrecognized pension cost components	$ (4,754)	$ 1,142	$ (3,262)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 277,623	$ 348,441	$ 306,377
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	657,665	609,839	566,543
Deferred income taxes	107,032	97,370	34,268
Stock-based compensation expense	42,542	38,779	44,501
Loss on sale, net	2,572		405
Impairment of hospitals sold and other long-lived assets	47,930		12,477
Loss (gain) from early extinguishment of debt	66,019		(2,385)
(Excess tax benefit) income tax payable increase relating to stock-based compensation expense	(5,290)	(10,219)	3,472
Other non-cash expenses, net	28,716	12,503	22,870
Changes in operating assets and liabilities, net of effects of acquisitions and divestitures:
Patient accounts receivable	(138,332)	(27,049)	58,390
Supplies, prepaid expenses and other current assets	(42,858)	(39,904)	(34,535)
Accounts payable, accrued liabilities and income taxes	246,110	161,952	86,098
Other	(27,821)	(2,982)	(22,052)
Net cash provided by operating activities	1,261,908	1,188,730	1,076,429
Cash flows from investing activities:
Acquisitions of facilities and other related equipment	(415,360)	(248,251)	(263,773)
Purchases of property and equipment	(776,713)	(667,378)	(576,888)
Proceeds from disposition of hospitals and other ancillary operations	173,387		89,514
Proceeds from sale of property and equipment	11,160	8,401	4,019
Increase in other investments	(188,249)	(137,082)	(120,054)
Net cash used in investing activities	(1,195,775)	(1,044,310)	(867,182)
Cash flows from financing activities:
Proceeds from exercise of stock options	18,910	56,916	12,759
Repurchase of restricted stock shares for payroll tax withholding requirements	(13,311)
Deferred financing costs	(19,352)	(13,260)	(82)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	5,290	10,219	(3,472)
Stock buy-back	(85,790)	(113,961)
Proceeds from noncontrolling investors in joint ventures	1,229	7,201	29,838
Redemption of noncontrolling investments in joint ventures	(13,022)	(7,318)	(7,268)
Distributions to noncontrolling investors in joint ventures	(56,094)	(68,113)	(58,963)
Borrowings under credit agreement	578,236		200,000
Issuance of long-term debt	1,000,000
Repayments of long-term indebtedness	(1,651,533)	(61,476)	(258,173)
Net cash used in financing activities	(235,437)	(189,792)	(85,361)
Net change in cash and cash equivalents	(169,304)	(45,372)	123,886
Cash and cash equivalents at beginning of period	299,169	344,541	220,655
Cash and cash equivalents at end of period	129,865	299,169	344,541
Supplemental disclosure of cash flow information:
Interest payments	680,704	650,712	656,997
Income taxes paid, net	$ 26,463	$ 128,186	$ 57,299

Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Business and Summary of Significant Accounting Policies [Abstract]
Business and Summary of Significant Accounting Policies
1.	Business and Summary of Significant Accounting Policies

Business. Community Health Systems, Inc. is a holding company and operates no business in its own name. On a consolidated basis, Community Health Systems, Inc. and its subsidiaries (collectively the “Company”) own, lease and operate acute care hospitals in non-urban and selected urban markets. As of December 31, 2011, the Company owned or leased 131 hospitals, including four stand-alone rehabilitation or psychiatric hospitals, licensed for 19,695 beds in 29 states. Throughout these notes to the consolidated financial statements, Community Health Systems, Inc. (the “Parent”) and its consolidated subsidiaries are referred to on a collective basis as the “Company.” This drafting style is not meant to indicate that the publicly-traded Parent or any subsidiary of the Parent owns or operates any asset, business, or property. The hospitals, operations and businesses described in this filing are owned and operated, and management services provided, by distinct and indirect subsidiaries of Community Health Systems, Inc.

As of December 31, 2011, Indiana, Texas and Pennsylvania represent the only areas of geographic concentration. Operating revenues, net of contractual allowances and discounts (but before the provision for bad debts) generated by the Company’s hospitals in Indiana, as a percentage of consolidated operating revenues, were 10.3% in 2011, 10.6% in 2010 and 11.2% in 2009. Operating revenues, net of contractual allowances and discounts (but before the provision for bad debts) generated by the Company’s hospitals in Texas, as a percentage of consolidated operating revenues, were 13.1% in 2011, 13.0% in 2010 and 13.2% in 2009. Operating revenues, net of contractual allowances and discounts (but before the provision for bad debts) generated by the Company’s hospitals in Pennsylvania, as a percentage of consolidated operating revenues, were 11.5% in 2011, 10.3% in 2010 and 10.2% in 2009.

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates under different assumptions or conditions.

Principles of Consolidation. The consolidated financial statements include the accounts of the Parent, its subsidiaries, all of which are controlled by the Parent through majority voting control, and variable interest entities for which the Company is the primary beneficiary. All significant intercompany accounts, profits and transactions have been eliminated. Noncontrolling interests in less-than-wholly-owned consolidated subsidiaries of the Parent are presented as a component of total equity to distinguish between the interests of the Parent and the interests of the noncontrolling owners. Revenues, expenses and income from continuing operations from these subsidiaries are included in the consolidated amounts as presented on the consolidated statements of income, along with a net income measure that separately presents the amounts attributable to the controlling interests and the amounts attributable to the noncontrolling interests for each of the periods presented. Noncontrolling interests that are redeemable or may become redeemable at a fixed or determinable price at the option of the holder or upon the occurrence of an event outside of the control of the Company are presented in mezzanine equity on the consolidated balance sheets.

Cost of Revenue. Substantially all of the Company’s operating expenses are “cost of revenue” items. Operating costs that could be classified as general and administrative by the Company would include the Company’s corporate office costs at its Franklin, Tennessee office, which were $183.4 million, $155.4 million and $157.9 million for the years ended December 31, 2011, 2010 and 2009, respectively. Included in these amounts is stock-based compensation of $42.5 million, $38.8 million and $44.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Cash Equivalents. The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents.

Supplies. Supplies, principally medical supplies, are stated at the lower of cost (first-in, first-out basis) or market.

Marketable Securities. The Company’s marketable securities are classified as trading or available-for-sale. Available-for-sale securities are carried at fair value as determined by quoted market prices, with unrealized gains and losses reported as a separate component of stockholders’ equity. Trading securities are reported at fair value with unrealized gains and losses included in earnings. Interest and dividends on securities classified as available-for-sale or trading are included in net operating revenues and were not material in all periods presented. Accumulated other comprehensive income (loss) included an unrealized loss of $1.0 million and an unrealized gain of $3.7 million at December 31, 2011 and 2010, respectively, related to these available-for-sale securities.

Property and Equipment. Property and equipment are recorded at cost. Depreciation is recognized using the straight-line method over the estimated useful lives of the land and improvements (2 to 15 years; weighted-average useful life is 14 years), buildings and improvements (5 to 40 years; weighted-average useful life is 24 years) and equipment and fixtures (4 to 18 years; weighted-average useful life is 8 years). Costs capitalized as construction in progress were $397.2 million and $221.2 million at December 31, 2011 and 2010, respectively. Expenditures for renovations and other significant improvements are capitalized; however, maintenance and repairs which do not improve or extend the useful lives of the respective assets are charged to operations as incurred. Interest capitalized related to construction in progress was $21.4 million, $11.9 million and $16.7 million for the years ended December 31, 2011, 2010 and 2009, respectively. Purchases of property and equipment accrued in accounts payable and not yet paid were $94.2 million and $59.5 million at December 31, 2011 and 2010, respectively.

The Company also leases certain facilities and equipment under capital leases (see Note 9). Such assets are amortized on a straight-line basis over the lesser of the term of the lease or the remaining useful lives of the applicable assets.

Goodwill. Goodwill represents the excess of the fair value of the consideration conveyed in the acquisition over the fair value of net assets acquired. Goodwill arising from business combinations is not amortized. Goodwill is required to be evaluated for impairment at the same time every year and when an event occurs or circumstances change such that it is reasonably possible that an impairment may exist. The Company has selected September 30 as its annual testing date.

Other Assets. Other assets primarily consist of costs associated with the issuance of debt, which are included in interest expense over the life of the related debt using the effective interest method, and costs to recruit physicians to the Company’s markets, which are deferred and expensed over the term of the respective physician recruitment contract, which is generally three years, and included in amortization expense. Other assets also include capitalized internal-use software costs, which are expensed over the expected useful life, which is generally three years for routine software and eight years for major software projects, and included in amortization expense.

Third-Party Reimbursement. Net patient service revenue is reported at the estimated net realizable amount from patients, third-party payors and others for services rendered. Net operating revenues include amounts estimated by management to be reimbursable by Medicare and Medicaid under prospective payment systems, provisions of cost-reimbursement and other payment methods. Approximately 36.5%, 38.1% and 37.2% of operating revenues, net of contractual allowances and discounts (but before the provision for bad debts) for the years ended December 31, 2011, 2010 and 2009, respectively, are related to services rendered to patients covered by the Medicare and Medicaid programs. Revenues from Medicare outlier payments are included in the amounts received from Medicare and were approximately 0.42%, 0.43% and 0.43% of operating revenues, net of contractual allowances and discounts (but before the provision for bad debts) for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the Company is reimbursed by non-governmental payors using a variety of payment methodologies. Amounts received by the Company for treatment of patients covered by such programs are generally less than the standard billing rates. The differences between the estimated program reimbursement rates and the standard billing rates are accounted for as contractual adjustments, which are deducted from gross revenues to arrive at net operating revenues. These net operating revenues are an estimate of the net realizable amount due from these payors. The process of estimating contractual allowances requires the Company to estimate the amount expected to be received based on payor contract provisions. The key assumption in this process is the estimated contractual reimbursement percentage, which is based on payor classification and historical paid claims data. Due to the complexities involved in these estimates, actual payments the Company receives could be different from the amounts it estimates and records. Final settlements under some of these programs are subject to adjustment based on administrative review and audit by third parties. Adjustments to previous program reimbursement estimates are accounted for as contractual allowance adjustments and reported in the periods that such adjustments become known. Contractual allowance adjustments related to final settlements and previous program reimbursement estimates impacted net operating revenues and net income by an insignificant amount in each of the years ended December 31, 2011, 2010 and 2009.

Amounts due to third-party payors were $66.0 million and $80.5 million as of December 31, 2011 and 2010, respectively, and are included in accrued liabilities-other in the accompanying consolidated balance sheets. Amounts due from third-party payors were $86.5 million and $118.7 million as of December 31, 2011 and 2010, respectively, and are included in other current assets in the accompanying consolidated balance sheets. Substantially all Medicare and Medicaid cost reports are final settled through 2006.

Net Operating Revenues. Net operating revenues are recorded net of provisions for contractual allowance of approximately $42.4 billion, $35.8 billion and $30.8 billion in 2011, 2010 and 2009, respectively. Net operating revenues are recognized when services are provided and are reported at the estimated net realizable amount from patients, third-party payors and others for services rendered. Also included in the provision for contractual allowance shown above is the value of administrative and other discounts provided to self-pay patients eliminated from net operating revenues which was $852.4 million, $689.4 million and $531.9 million for the years ended December 31, 2011, 2010 and 2009, respectively. In the ordinary course of business, the Company renders services to patients who are financially unable to pay for hospital care. Also, included in the provision for contractual allowance shown above is the value (at the Company’s standard charges) of these services to patients who are unable to pay that is eliminated from net operating revenues when it is determined they qualify under the Company’s charity care policy. The value of these services was $651.1 million, $512.4 million and $451.0 million for the years ended December 31, 2011, 2010 and 2009, respectively. The estimated cost incurred by the Company to provide these services to patients who are unable to pay was approximately $125.7 million, $105.5 million and $104.0 million for the years ended December 31, 2011, 2010 and 2009, respectively. The estimated cost of these charity care services was determined using a ratio of cost to gross charges and applying that ratio to the gross charges associated with providing care to charity patients for the period. Gross charges associated with providing care to charity patients includes only the related charges for those patients who are financially unable to pay and qualify under the Company’s charity care policy and that do not otherwise qualify for reimbursement from a governmental program.

Currently, several states utilize supplemental reimbursement programs for the purpose of providing reimbursement to providers to offset a portion of the cost of providing care to Medicaid and indigent patients. These programs are designed with input from Centers for Medicare and Medicaid Services and are funded with a combination of state and federal resources, including, in certain instances, fees or taxes levied on the providers. Similar programs are also being considered by other states. After these supplemental programs are signed into law, the Company recognizes revenue and related expenses in the period in which amounts are estimable and collection is reasonably assured. Reimbursement under these programs is reflected in net operating revenues and fees, taxes or other program-related costs are reflected in other operating costs and expenses.

Allowance for Doubtful Accounts. Accounts receivable are reduced by an allowance for amounts that could become uncollectible in the future. Substantially all of the Company’s receivables are related to providing healthcare services to its hospitals’ patients.

The Company estimates the allowance for doubtful accounts by reserving a percentage of all self-pay accounts receivable without regard to aging category, based on collection history, adjusted for expected recoveries and, if present, anticipated changes in trends. For all other non-self-pay payor categories, the Company reserves 100% of all accounts aging over 365 days from the date of discharge. The percentage used to reserve for all self-pay accounts is based on the Company’s collection history. The Company collects substantially all of its third-party insured receivables, which include receivables from governmental agencies.

Collections are impacted by the economic ability of patients to pay and the effectiveness of the Company’s collection efforts. Significant changes in payor mix, business office operations, economic conditions or trends in federal and state governmental healthcare coverage could affect the Company’s collection of accounts receivable and the estimates of the collectability of future accounts receivable. The process of estimating the allowance for doubtful accounts requires the Company to estimate the collectability of self-pay accounts receivable, which is primarily based on its collection history, adjusted for expected recoveries and, if available, anticipated changes in collection trends. The Company also continually reviews its overall reserve adequacy by monitoring historical cash collections as a percentage of trailing net revenue less provision for bad debts, as well as by analyzing current period net revenue and admissions by payor classification, aged accounts receivable by payor, days revenue outstanding, and the impact of recent acquisitions and dispositions.

Operating revenues, net of contractual allowances and discounts (but before the provision for bad debts), recognized during the years ended December 31, 2011, 2010 and 2009, is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Medicare	$3,654,247	$3,464,117	$3,212,424
Medicaid	1,318,756	1,345,315	1,146,033
Managed Care and other third-party payors	7,014,519	6,359,322	6,071,023
Self-pay	1,638,646	1,454,520	1,312,974

Total	$13,626,168	$12,623,274	$11,742,454

Physician Income Guarantees. The Company enters into physician recruiting agreements under which it supplements physician income to a minimum amount over a period of time, typically one year, while the physicians establish themselves in the community. As part of the agreements, the physicians are committed to practice in the community for a period of time, typically three years, which extends beyond their income guarantee period. The Company records an asset and liability for the estimated fair value of minimum revenue guarantees on new agreements. Adjustments to the ultimate value of the guarantee paid to physicians are recognized in the period that the change in estimate is identified. The Company amortizes an asset over the life of the agreement. As of December 31, 2011 and 2010, the unamortized portion of these physician income guarantees was $33.0 million and $37.2 million, respectively.

Concentrations of Credit Risk. The Company grants unsecured credit to its patients, most of whom reside in the service area of the Company’s facilities and are insured under third-party payor agreements. Because of the economic diversity of the Company’s facilities and non-governmental third-party payors, Medicare represents the only significant concentration of credit risk from payors. Accounts receivable, net of contractual allowances, from Medicare were $250.8 million and $270.8 million as of December 31, 2011 and 2010, respectively, representing 6.7% and 8.1% of consolidated net accounts receivable, before allowance for doubtful accounts, as of December 31, 2011 and 2010, respectively.

Professional Liability Claims. The Company accrues for estimated losses resulting from professional liability. The accrual, which includes an estimate for incurred but not reported claims, is based on historical loss patterns and actuarially-determined projections and is discounted to its net present value. To the extent that subsequent claims information varies from management’s estimates, the liability is adjusted when such information becomes available.

Accounting for the Impairment or Disposal of Long-Lived Assets. Whenever events or changes in circumstances indicate that the carrying values of certain long-lived assets may be impaired, the Company projects the undiscounted cash flows expected to be generated by these assets. If the projections indicate that the reported amounts are not expected to be recovered, such amounts are reduced to their estimated fair value based on a quoted market price, if available, or an estimate based on valuation techniques available in the circumstances.

Income Taxes. The Company accounts for income taxes under the asset and liability method, in which deferred income tax assets and liabilities are recognized for the tax consequences of “temporary differences” by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of income during the period in which the tax rate change becomes law.

Comprehensive Income (Loss). Comprehensive income (loss) is the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources.

Accumulated Other Comprehensive Income (Loss) consisted of the following (in thousands):

	Change in Fair Value of Interest Rate Swaps	Change in Fair Value of Available for Sale Securities	Change in Unrecognized Pension Cost Components	Accumulated Other Comprehensive Income (Loss)
Balance as of December 31, 2009	$(202,260)	$(1,180)	$(17,945)	$(221,385)
2010 Activity, net of tax	(15,676)	3,716	2,418	(9,542)

Balance as of December 31, 2010	(217,936)	2,536	(15,527)	(230,927)
2011 Activity, net of tax	55,145	(960)	(7,737)	46,448

Balance as of December 31, 2011	$(162,791)	$1,576	$(23,264)	$(184,479)

Segment Reporting. A public company is required to report annual and interim financial and descriptive information about its reportable operating segments. Operating segments, as defined, are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Aggregation of similar operating segments into a single reportable operating segment is permitted if the businesses have similar economic characteristics and meet the criteria established by U.S. GAAP.

The Company operates in three distinct operating segments, represented by the hospital operations (which includes the Company’s acute care hospitals and related healthcare entities that provide inpatient and outpatient healthcare services), the home care agencies operations (which provide in-home outpatient care), and the hospital management services business (which provides executive management and consulting services to non-affiliated general acute care hospitals). U.S. GAAP requires (1) that financial information be disclosed for operating segments that meet a 10% quantitative threshold of the consolidated totals of net revenue, profit or loss, or total assets; and (2) that the individual reportable segments disclosed contribute at least 75% of total consolidated net revenue. Based on these measures, only the hospital operations segment meets the criteria as a separate reportable segment. Financial information for the home care agencies and hospital management services segments do not meet the quantitative thresholds and are therefore combined with corporate into the all other reportable segment.

Derivative Instruments and Hedging Activities. The Company records derivative instruments on the consolidated balance sheet as either an asset or liability measured at its fair value. Changes in a derivative’s fair value are recorded each period in earnings or other comprehensive income (“OCI”), depending on whether the derivative is designated and is effective as a hedged transaction, and on the type of hedge transaction. Changes in the fair value of derivative instruments recorded to OCI are reclassified to earnings in the period affected by the underlying hedged item. Any portion of the fair value of a derivative instrument determined to be ineffective under the standard is recognized in current earnings.

The Company has entered into several interest rate swap agreements. See Note 7 for further discussion about the swap transactions.

New Accounting Pronouncements. In August 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-24, which provides clarification to companies in the healthcare industry on the accounting for professional liability insurance. This ASU states that receivables related to insurance recoveries should not be netted against the related claim liability and such claim liabilities should be determined without considering insurance recoveries. This ASU is effective for fiscal years beginning after December 15, 2010 and was adopted prospectively by the Company on January 1, 2011. The adoption of this ASU increased other current assets by $5.3 million, other assets, net by $36.9 million and long-term liabilities by $42.2 million in the consolidated balance sheet at December 31, 2011 and had no impact to the consolidated statement of income for the year ended December 31, 2011.

In June 2011, the FASB issued ASU 2011-05, which eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. Instead, ASU 2011-05 requires that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12, which amends ASU 2011-05 to defer the requirement to measure and present reclassification adjustments from accumulated other comprehensive income to net income by income statement line item in net income and also in other comprehensive income. ASU 2011-05, as amended by ASU 2011-12, is required to be applied retrospectively and is effective for fiscal years beginning after December 15, 2011, and has been reflected in the accompanying consolidated financial statements for all periods presented. The adoption of ASU 2011-05, as amended by ASU 2011-12, has not impacted the Company’s consolidated financial position, results of operations or cash flows.

In July 2011, the FASB issued ASU 2011-07, which requires healthcare organizations that perform services for patients for which the ultimate collection of all or a portion of the amounts billed or billable cannot be determined at the time services are rendered to present all bad debt expense associated with such patient service revenue as an offset to the patient service revenue line item in the statement of operations. The ASU also requires qualitative disclosures about the Company’s policy for recognizing revenue and bad debt expense for patient service transactions and quantitative information about the effects of changes in the assessment of collectability of patient service revenue. This ASU is effective for fiscal years beginning after December 15, 2011, and has been reflected in the accompanying consolidated financial statements for all periods presented.

In September 2011, the FASB issued ASU 2011-08, which simplifies how entities test goodwill for impairment. Previous guidance required an entity to perform a two-step goodwill impairment test at least annually by comparing the fair value of a reporting unit with its carrying amount, including goodwill, and recording an impairment loss if the fair value is less than the carrying amount. This ASU allows an entity to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines after that assessment that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is not required. ASU 2011-08 is required to be applied to interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011, and will be adopted by the Company in 2012. The adoption of ASU 2011-08 is not expected to impact the Company’s consolidated financial position, results of operations or cash flows.

Accounting for Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Accounting for Stock-Based Compensation [Abstract]
Accounting for Stock-Based Compensation

2. Accounting for Stock-Based Compensation

Stock-based compensation awards are granted under the Community Health Systems, Inc. Amended and Restated 2000 Stock Option and Award Plan, amended and restated as of March 24, 2009 (the “2000 Plan”), and the Community Health Systems, Inc. 2009 Stock Option and Award Plan, amended and restated as of March 18, 2011 (the “2009 Plan”).

The 2000 Plan allows for the grant of incentive stock options intended to qualify under Section 422 of the Internal Revenue Code (“IRC”), as well as stock options which do not so qualify, stock appreciation rights, restricted stock, restricted stock units, performance-based shares or units and other share awards. Prior to being amended in 2009, the 2000 Plan also allowed for the grant of phantom stock. Persons eligible to receive grants under the 2000 Plan include the Company’s directors, officers, employees and consultants. To date, all options granted under the 2000 Plan have been “nonqualified” stock options for tax purposes. Generally, vesting of these granted options occurs in one-third increments on each of the first three anniversaries of the award date. Options granted prior to 2005 have a 10-year contractual term, options granted in 2005 through 2007 have an eight-year contractual term and options granted in 2008 or later have a 10-year contractual term. As of December 31, 2011, 332,747 shares of unissued common stock were reserved for future grants under the 2000 Plan.

The 2009 Plan provides for the grant of incentive stock options intended to qualify under Section 422 of the IRC and for the grant of stock options which do not so qualify, stock appreciation rights, restricted stock, restricted stock units, performance-based shares or units and other share awards. Persons eligible to receive grants under the 2009 Plan include the Company’s directors, officers, employees and consultants. To date, all options granted under the 2009 Plan have been “nonqualified” stock options for tax purposes. Options granted in 2011 have a 10-year contractual term. As of December 31, 2011, 2,773,489 shares of unissued common stock were reserved for future grants under the 2009 Plan.

The exercise price of all options granted is equal to the fair value of the Company’s common stock on the option grant date.

The following table reflects the impact of total compensation expense related to stock-based equity plans on the reported operating results for the respective periods (in thousands):

	Year Ended December 31,
	2011	2010	2009
Effect on income from continuing operations before income taxes	$(42,542)	$(38,779)	$(44,501)

Effect on net income	$(27,014)	$(24,625)	$(26,986)

At December 31, 2011, $59.0 million of unrecognized stock-based compensation expense was expected to be recognized over a weighted-average period of 22 months. Of that amount, $13.1 million relates to outstanding unvested stock options expected to be recognized over a weighted-average period of 22 months and $45.9 million relates to outstanding unvested restricted stock, restricted stock units and phantom shares expected to be recognized over a weighted-average period of 22 months. There were no modifications to awards during the years ended December 31, 2011, 2010 and 2009.

The fair value of stock options was estimated using the Black-Scholes option pricing model with the following assumptions during the years ended December 31, 2011, 2010 and 2009:

	Year Ended December 31,
	2011	2010	2009
Expected volatility	33.8%	33.7%	40.7%
Expected dividends	0	0	0
Expected term	4 years	3.1 years	4 years
Risk-free interest rate	1.63%	1.41%	1.64%

In determining the expected term, the Company examined concentrations of option holdings and historical patterns of option exercises and forfeitures, as well as forward-looking factors, in an effort to determine if there were any discernable employee populations. From this analysis, the Company identified two primary employee populations, one consisting of certain senior executives and the other consisting of substantially all other recipients.

The expected volatility rate was estimated based on historical volatility. In determining expected volatility, the Company also reviewed the market-based implied volatility of actively traded options of its common stock and determined that historical volatility utilized to estimate the expected volatility rate did not differ significantly from the implied volatility.

The expected term computation is based on historical exercise and cancellation patterns and forward-looking factors, where present, for each population identified. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of the grant. The pre-vesting forfeiture rate is based on historical rates and forward-looking factors for each population identified. The Company adjusts the estimated forfeiture rate to its actual experience.

Options outstanding and exercisable under the 2000 Plan and 2009 Plan as of December 31, 2011, and changes during each of the years in the three-year period ended December 31, 2011 were as follows (in thousands, except share and per share data):

	Shares	Weighted - Average Exercise Price	Weighted - Average Remaining Contractual Term	Aggregate Intrinsic Value as of December 31, 2011
Outstanding at December 31, 2008	8,764,084	$30.97
Granted	1,313,000	19.43
Exercised	(680,898)	18.74
Forfeited and cancelled	(442,105)	31.27

Outstanding at December 31, 2009	8,954,081	30.19
Granted	1,447,500	33.89
Exercised	(2,194,862)	25.88
Forfeited and cancelled	(372,387)	29.80

Outstanding at December 31, 2010	7,834,332	32.08
Granted	1,505,000	35.87
Exercised	(623,341)	30.34
Forfeited and cancelled	(326,849)	33.69

Outstanding at December 31, 2011	8,389,142	$32.83	5.3 years	$120

Exercisable at December 31, 2011	5,884,262	$32.74	3.9 years	$74

The weighted-average grant date fair value of stock options granted during the years ended December 31, 2011, 2010 and 2009, was $10.07, $8.47 and $6.61, respectively. The aggregate intrinsic value (the number of in-the-money stock options multiplied by the difference between the Company’s closing stock price on the last trading day of the reporting period ($17.45) and the exercise price of the respective stock options) in the table above represents the amount that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based on the market value of the Company’s common stock. The aggregate intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $6.1 million, $28.9 million and $7.6 million, respectively. The aggregate intrinsic value of options vested and expected to vest approximates that of the outstanding options.

The Company has also awarded restricted stock under the 2000 Plan and the 2009 Plan to its directors and employees of certain subsidiaries. The restrictions on these shares generally lapse in one-third increments on each of the first three anniversaries of the award date. Certain of the restricted stock awards granted to the Company’s senior executives contain a performance objective that must be met in addition to any vesting requirements. If the performance objective is not attained, the awards will be forfeited in their entirety. Once the performance objective has been attained, restrictions will lapse in one-third increments on each of the first three anniversaries of the award date. Notwithstanding the above-mentioned performance objectives and vesting requirements, the restrictions will lapse earlier in the event of death, disability or termination of employment by the Company for any reason other than for cause of the holder of the restricted stock, or change in control of the Company. Restricted stock awards subject to performance standards are not considered outstanding for purposes of determining earnings per share until the performance objectives have been satisfied.

Restricted stock outstanding under the 2000 Plan and the 2009 Plan as of December 31, 2011, and changes during each of the years in the three-year period ended December 31, 2011 was as follows:

	Shares	Weighted - Average Grant Date Fair Value
Unvested at December 31, 2008	1,684,207	$35.57
Granted	1,188,814	18.45
Vested	(965,478)	37.08
Forfeited	(10,002)	32.52

Unvested at December 31, 2009	1,897,541	24.09
Granted	1,099,000	33.83
Vested	(860,749)	27.04
Forfeited	(10,501)	27.84

Unvested at December 31, 2010	2,125,291	27.92
Granted	1,109,949	37.57
Vested	(1,009,959)	27.40
Forfeited	(17,669)	35.68

Unvested at December 31, 2011	2,207,612	32.95

Phantom stock and restricted stock units (“RSUs”) have been granted to the Company’s outside directors under the 2000 Plan and the 2009 Plan. On February 25, 2009, each of the Company’s outside directors received a grant under the 2000 Plan of 7,151 shares of phantom stock. On May 19, 2009, the newly elected outside director received a grant under the 2000 Plan of 7,151 RSUs. On February 24, 2010, six of the Company’s seven outside directors each received a grant under the 2000 Plan of 4,130 RSUs and one outside director, who did not stand for reelection in 2010, did not receive such a grant. On February 23, 2011, each of the Company’s outside directors received a grant under the 2009 Plan of 3,688 RSUs. Vesting of these shares of phantom stock and RSUs occurs in one-third increments on each of the first three anniversaries of the award date.

Phantom stock and RSUs outstanding as of December 31, 2011, and changes during each of the years in the three-year period ended December 31, 2011 were as follows:

	Shares	Weighted - Average Grant Date Fair Value
Unvested at December 31, 2008	—	$—
Phantom Stock Granted February 25, 2009	42,906	18.18
RSUs Granted May 19, 2009	7,151	25.27
Vested	—	—
Forfeited	—	—

Unvested at December 31, 2009	50,057	19.19
RSUs Granted February 24, 2010	24,780	33.90
Vested	(21,449)	18.97
Forfeited	—	—

Unvested at December 31, 2010	53,388	26.11
RSUs Granted February 23, 2011	22,128	37.96
Vested	(22,560)	24.68
Forfeited	—	—

Unvested at December 31, 2011	52,956	31.67

Under the Directors’ Fees Deferral Plan, the Company’s outside directors may elect to receive share equivalent units in lieu of cash for their directors’ fees. These share equivalent units are held in the plan until the director electing to receive the share equivalent units retires or otherwise terminates his/her directorship with the Company. Share equivalent units are converted to shares of common stock of the Company at the time of distribution based on the closing market price of the Company’s common stock on that date. The following table represents the amount of directors’ fees which were deferred during each of the respective periods, and the number of share equivalent units into which such directors’ fees would have converted had each of the directors who had deferred such fees retired or terminated his/her directorship with the Company as of the end of the respective periods (in thousands, except share equivalent units):

	Year Ended December 31,
	2011	2010	2009
Directors’ fees earned and deferred into plan	$220	$180	$80

Share equivalent units	9,974	5,207	3,284

At December 31, 2011, a total of 28,775 share equivalent units were deferred in the plan with an aggregate fair value of $0.5 million, based on the closing market price of the Company’s common stock at December 31, 2011 of $17.45.

Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2011
Acquisitions and Divestitures [Abstract]
Acquisitions and Divestitures
3.	Acquisitions and Divestitures

Acquisitions

The Company accounts for all transactions that represent business combinations after January 1, 2009 using the acquisition method of accounting, where the identifiable assets acquired, the liabilities assumed and any noncontrolling interest in the acquired entity are recognized and measured at their fair values on the date the Company obtains control in the acquiree. Such fair values that are not finalized for reporting periods following the acquisition date are estimated and recorded as provisional amounts. Adjustments to these provisional amounts during the measurement period (defined as the date through which all information required to identify and measure the consideration transferred, the assets acquired, the liabilities assumed and any noncontrolling interests has been obtained, limited to one year from the acquisition date) are recorded as of the date of acquisition. Any material impact to comparative information for periods after acquisition, but before the period in which adjustments are identified, is reflected in those prior periods as if the adjustments were considered as of the acquisition date. Goodwill is determined as the excess of the fair value of the consideration conveyed in the acquisition over the fair value of the net assets acquired.

Effective October 1, 2011, one or more subsidiaries of the Company completed the acquisition of Tomball Regional Hospital (358 licensed beds) located in Tomball, Texas. The total cash consideration paid for fixed assets and working capital was approximately $192.0 million and $17.5 million, respectively, with additional consideration of $15.8 million assumed in liabilities, for a total consideration of $225.3 million. Based upon the Company’s preliminary purchase price allocation relating to this acquisition as of December 31, 2011, approximately $30.8 million of goodwill has been recorded. The preliminary allocation of the purchase price has been determined by the Company based on available information and is subject to settling amounts related to purchased working capital and final appraisals of tangible and intangible assets. Adjustments to the purchase price allocation are not expected to be material.

Effective May 1, 2011, one or more subsidiaries of the Company completed the acquisition of Mercy Health Partners based in Scranton, Pennsylvania, which is a healthcare system comprised of two acute care hospitals, a long-term acute care facility and other healthcare providers. This healthcare system includes Regional Hospital of Scranton (198 licensed beds) located in Scranton, Pennsylvania, and Tyler Memorial Hospital (48 licensed beds) located in Tunkhannock, Pennsylvania. This healthcare system also includes a long-term acute care facility, Special Care Hospital (67 licensed beds) located in Nanticoke, Pennsylvania, as well as several outpatient clinics and other ancillary facilities. The total cash consideration paid for fixed assets was approximately $150.8 million, with additional consideration of $12.3 million assumed in liabilities as well as a credit applied at closing of $2.1 million for negative acquired working capital, for a total consideration of $161.0 million. Based upon the Company’s final purchase price allocation relating to this acquisition, as of December 31, 2011 approximately $43.1 million of goodwill has been recorded.

Effective October 1, 2010, one or more subsidiaries of the Company completed the acquisition of Forum Health based in Youngstown, Ohio, a healthcare system of two acute care hospitals, a rehabilitation hospital and other healthcare providers. This healthcare system includes Northside Medical Center (355 licensed beds) located in Youngstown, Ohio, and Trumbull Memorial Hospital (311 licensed beds) located in Warren, Ohio. This healthcare system also includes Hillside Rehabilitation Hospital (69 licensed beds) located in Warren, Ohio, as well as several outpatient clinics and other ancillary facilities. The total cash consideration paid for fixed assets and working capital was approximately $93.4 million and $27.8 million, respectively, with additional consideration of $40.3 million assumed in liabilities, for a total consideration of $161.5 million. Based upon the Company’s final purchase price allocation relating to this acquisition, as of December 31, 2011 approximately $8.1 million of goodwill has been recorded.

Effective October 1, 2010, one or more subsidiaries of the Company completed the acquisition of Bluefield Regional Medical Center (240 licensed beds) located in Bluefield, West Virginia. The total cash consideration paid for fixed assets was approximately $35.4 million, with additional consideration of $8.9 million assumed in liabilities as well as a credit applied at closing of $1.8 million for negative acquired working capital, for a total consideration of $42.5 million. Based upon the Company’s final purchase price allocation relating to this acquisition, as of December 31, 2011 approximately $2.4 million of goodwill has been recorded.

Effective July 7, 2010, one or more subsidiaries of the Company completed the acquisition of Marion Regional Healthcare System located in Marion, South Carolina. This healthcare system includes Marion Regional Hospital (124 licensed beds), an acute care hospital, along with a related skilled nursing facility and other ancillary services. The total cash consideration paid for fixed assets and working capital was approximately $18.6 million and $5.8 million, respectively, with additional consideration of $3.9 million assumed in liabilities, for a total consideration of $28.3 million. Based upon the Company’s final purchase price allocation relating to this acquisition, as of December 31, 2011 no goodwill has been recorded.

On December 31, 2009, one or more subsidiaries of the Company completed an affiliation transaction providing $54.2 million of financing to Rockwood Clinic, P.S., a multi-specialty clinic with 32 locations across the inland northwest region of eastern Washington and western Idaho. This transaction was accounted for as a purchase business combination.

Effective June 1, 2009, one or more subsidiaries of the Company acquired from Akron General Medical Center the remaining 20% noncontrolling interest in Massillon Community Health System, LLC not then owned by a subsidiary of the Company. This entity indirectly owns and operates Affinity Medical Center of Massillon, Ohio. The purchase price for this noncontrolling interest was $1.1 million in cash. Affinity Medical Center is now wholly-owned by these subsidiaries of the Company.

Effective April 30, 2009, one or more subsidiaries of the Company acquired Wyoming Valley Health Care System in Wilkes-Barre, Pennsylvania. This healthcare system includes Wilkes-Barre General Hospital (392 licensed beds), an acute care hospital located in Wilkes-Barre, Pennsylvania, and First Hospital Wyoming Valley, a behavioral health facility located in Kingston, Pennsylvania, as well as other outpatient and ancillary services. The total consideration for fixed assets and working capital of Wyoming Valley Health Care System was approximately $133.7 million and $30.0 million, respectively, with additional consideration of $25.4 million assumed in liabilities and net of $14.2 million of cash in acquired bank accounts, for a total consideration of $174.9 million. Based upon the Company’s final purchase price allocation relating to this acquisition, as of December 31, 2011 no goodwill has been recorded.

Effective April 1, 2009, one or more subsidiaries of the Company acquired from Share Foundation the remaining 50% equity interest in MCSA L.L.C., an entity in which one or more subsidiaries of the Company previously had a 50% unconsolidated noncontrolling interest. One or more subsidiaries of the Company provided MCSA L.L.C. certain management services. This acquisition resulted in these subsidiaries of the Company owning a 100% equity interest in that entity. MCSA L.L.C. owns and operates Medical Center of South Arkansas (166 licensed beds) in El Dorado, Arkansas. The purchase price was $26.0 million in cash. As of the acquisition date, one or more subsidiaries of the Company had a liability to MCSA L.L.C. of $14.1 million, as a result of a cash management agreement previously entered into with the hospital. Upon completion of the acquisition, this liability was eliminated in consolidation.

Effective February 1, 2009, one or more subsidiaries of the Company completed the acquisition of Siloam Springs Memorial Hospital (73 licensed beds), located in Siloam Springs, Arkansas, from the City of Siloam Springs. The total consideration for this hospital consisted of approximately $0.1 million paid in cash for working capital and approximately $1.0 million of assumed liabilities. In connection with this acquisition, a subsidiary of the Company entered into a lease agreement for the existing hospital and agreed to build a replacement facility at this location, with construction required to commence by February 2011 and be completed by February 2013. As security for this obligation, a subsidiary of the Company deposited $1.6 million into an escrow account at closing and agreed to deposit an additional $1.6 million by February 1, 2010, which the Company’s subsidiary deposited in January 2010. If the construction of the replacement facility is not completed within the agreed time frame, the escrow balance will be remitted to the City of Siloam Springs. If the construction of the replacement facility is completed by February 2013 as planned, the escrow balance will be returned to the Company’s subsidiary.

Approximately $16.0 million, $8.9 million and $6.7 million of acquisition costs related to prospective and closed acquisitions were expensed during the years ended December 31, 2011, 2010 and 2009, respectively.

The table below summarizes the allocations of the purchase price (including assumed liabilities) for the above acquisition transactions (in thousands):

	2011	2010
Current assets	$26,017	$46,842
Property and equipment	280,639	169,209
Goodwill	73,923	10,537
Intangible assets	2,260	1,730
Other long-term assets	3,497	—
Liabilities	28,089	51,124

The operating results of the foregoing transactions have been included in the consolidated statements of income from their respective dates of acquisition, including operating revenues, net of contractual allowances and discounts (but before the provision for bad debts) of $169.7 million for the year ended December 31, 2011 from hospital acquisitions that closed during 2011 and $139.0 million for the year ended December 31, 2010 from hospital acquisitions that closed during 2010. The following pro forma combined summary of operations of the Company gives effect to using historical information of the operations of the acquisitions in 2011 and 2010 discussed above as if the transactions had occurred as of January 1, 2010 (in thousands, except per share data):

	Year Ended December 31,
	2011	2010
	(Unaudited)
Pro forma net operating revenues	$12,180,247	$11,792,639
Pro forma net income	173,697	259,978
Pro forma net income per share:
Basic	$1.93	$2.83

Diluted	$1.92	$2.80

Pro forma adjustments to net income include adjustments to depreciation and amortization expense, net of the related tax effect, based on the estimated fair value assigned to the long-lived assets acquired, and to interest expense, net of the related tax effect, assuming the increase in long-term debt used to fund the acquisitions had occurred as of January 1, 2010. These pro forma results are not necessarily indicative of the actual results of operations.

Additionally, during 2011, the Company paid approximately $57.9 million to acquire the operating assets and related businesses of certain physician practices, clinics and other ancillary businesses that operate within the communities served by its hospitals. In connection with these acquisitions, the Company allocated approximately $13.1 million of the consideration paid to property and equipment, $2.9 million to net working capital, $1.6 million to other intangible assets and the remainder, approximately $40.3 million consisting of intangible assets that do not qualify for separate recognition, was allocated to goodwill. These acquisition transactions were accounted for as purchase business combinations.

During 2010, the Company paid approximately $67.4 million to acquire the operating assets and related businesses of certain physician practices, clinics and other ancillary businesses that operate within the communities served by its hospitals. In connection with these acquisitions, the Company allocated approximately $35.6 million of the consideration paid to property and equipment and the remainder, approximately $35.4 million consisting of intangible assets that do not qualify for separate recognition, was allocated to goodwill. These acquisition transactions were accounted for as purchase business combinations.

Discontinued Operations

Effective February 1, 2011, the Company sold Willamette Community Medical Group, which is a physician clinic operating as Oregon Medical Group, located in Springfield, Oregon, to Oregon Healthcare Resources, LLC, for $14.6 million in cash; this business had a carrying amount of net assets, including an allocation of reporting unit goodwill, of $19.7 million.

Effective September 1, 2011, the Company sold Southcrest Hospital, located in Tulsa, Oklahoma, Claremore Regional Hospital, located in Claremore, Oklahoma, and other related healthcare assets affiliated with those hospitals to Hillcrest Healthcare System, part of Ardent Health Services, for approximately $154.2 million in cash. The carrying amount of the net assets sold in this transaction, including an allocation of reporting unit goodwill, was approximately $193.0 million.

Effective October 22, 2011, the Company sold Cleveland Regional Medical Center, located in Cleveland, Texas, and other related healthcare assets affiliated with the hospital to New Directions Health Systems, LLC for approximately $0.9 million in cash. The carrying amount of the net assets sold in this transaction, including an allocation of reporting unit goodwill, was approximately $14.2 million.

Effective March 31, 2009, the Company, through its subsidiaries Triad-Denton Hospital LLC and Triad-Denton Hospital LP, completed the settlement of pending litigation, which resulted in the sale of its ownership interest in a partnership, which owned and operated Presbyterian Hospital of Denton (255 licensed beds) in Denton, Texas, to Texas Health Resources for $103.0 million in cash. Also as part of the settlement, these subsidiaries transferred certain hospital related assets to Texas Health Resources.

In connection with management’s decision to sell the previously mentioned facilities, the Company has classified the results of operations of the above mentioned hospitals as discontinued operations in the accompanying consolidated statements of income. As of December 31, 2011, no hospitals are held for sale.

Net operating revenues and income from discontinued operations for the respective periods are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Net operating revenues	$144,546	$305,562	$348,796

(Loss) income from operations of entities sold before income taxes	(12,390)	(10,460)	1,492
Impairment of hospitals sold	(51,695)	—	—
Loss on sale, net	(4,301)	—	(644)

(Loss) income from discontinued operations before income taxes	(68,386)	(10,460)	848
(Benefit from) provision for income taxes	(10,115)	(3,688)	282

(Loss) income from discontinued operations, net of taxes	$(58,271)	$(6,772)	$566

Interest expense was allocated to discontinued operations based on sales proceeds available for debt repayment.

The long-lived assets and allocated goodwill at December 31, 2010 of the hospitals and physician clinic sold during the year ended December 31, 2011 totaled approximately $182.7 million, and are included in the accompanying consolidated balance sheet in other assets, net.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
4.	Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill are as follows (in thousands):

	Year Ended December 31,
	2011	2010
Balance, beginning of year	$4,150,247	$4,157,927
Goodwill acquired as part of acquisitions during the year	114,473	45,975
Consideration adjustments and purchase price allocation adjustments for prior year’s acquisitions	125	(3,997)
Goodwill related to the hospital operations reporting unit assigned to the disposal group classified as held for sale in 2011	—	(49,658)

Balance, end of year	$4,264,845	$4,150,247

Goodwill is allocated to each identified reporting unit, which is defined as an operating segment or one level below the operating segment (referred to as a component of the entity). Management has determined that the Company’s operating segments meet the criteria to be classified as reporting units. At December 31, 2011, the hospital operations reporting unit, the home care agency operations reporting unit and the hospital management services reporting unit had approximately $4.2 billion, $40.5 million and $33.3 million, respectively, of goodwill. At December 31, 2010, the hospital operations reporting unit, the home care agency operations reporting unit and the hospital management services reporting unit had approximately $4.1 billion, $35.9 million and $33.3 million, respectively, of goodwill.

Goodwill is evaluated for impairment at the same time every year and when an event occurs or circumstances change that, more likely than not, reduce the fair value of the reporting unit below its carrying value. There is a two-step method for determining goodwill impairment. Step one is to compare the fair value of the reporting unit with the unit’s carrying amount, including goodwill. If this test indicates the fair value is less than the carrying value, then step two is required to compare the implied fair value of the reporting unit’s goodwill with the carrying value of the reporting unit’s goodwill. The Company has selected September 30 as its annual testing date. The Company performed its last annual goodwill evaluation as of September 30, 2011, which evaluation took place during the fourth quarter of 2011. No impairment was indicated by this evaluation.

The Company estimates the fair value of the related reporting units using both a discounted cash flow model as well as an EBITDA multiple model. The cash flow forecasts are adjusted by an appropriate discount rate based on the Company’s estimate of a market participant’s weighted-average cost of capital. These models are both based on the Company’s best estimate of future revenues and operating costs and are reconciled to the Company’s consolidated market capitalization, with consideration of the amount a potential acquirer would be required to pay, in the form of a control premium, in order to gain sufficient ownership to set policies, direct operations and control management decisions.

Approximately $3.8 million of intangible assets other than goodwill were acquired during the year ended December 31, 2011. The gross carrying amount of the Company’s other intangible assets subject to amortization was $60.0 million and $60.5 million at December 31, 2011 and 2010, respectively, and the net carrying amount was $30.6 million and $36.1 million at December 31, 2011 and 2010, respectively. The carrying amount of the Company’s other intangible assets not subject to amortization was $46.9 million and $44.4 million at December 31, 2011 and 2010. Other intangible assets are included in other assets, net on the Company’s consolidated balance sheets. Substantially all of the Company’s intangible assets are contract-based intangible assets related to operating licenses, management contracts, or non-compete agreements entered into in connection with prior acquisitions.

The weighted-average amortization period for the intangible assets subject to amortization is approximately nine years. There are no expected residual values related to these intangible assets. Amortization expense on these intangible assets was $8.1 million, $12.2 million and $13.0 million during the years ended December 31, 2011, 2010 and 2009, respectively. Amortization expense on intangible assets is estimated to be $7.4 million in 2012, $4.7 million in 2013, $2.9 million in 2014, $2.5 million in 2015, $2.3 million in 2016 and $10.8 million thereafter.

The gross carrying amount of capitalized software for internal use was approximately $451.0 million and $356.5 million at December 31, 2011 and 2010, respectively, and the net carrying amount considering accumulated amortization was approximately $241.3 million and $209.4 million at December 31, 2011 and 2010, respectively. The estimated amortization period for capitalized internal-use software is generally three years, except for capitalized costs related to significant system conversions, which is generally eight years. There is no expected residual value for capitalized internal-use software. At December 31, 2011, there was approximately $109.3 million of capitalized costs for internal-use software that will begin amortization once the software project is complete and ready for its intended use. Amortization expense for capitalized internal-use software was $70.5 million, $48.2 million and $32.5 million during the years ended December 31, 2011, 2010 and 2009, respectively. Amortization expense for capitalized internal-use software is estimated to be $81.0 million in 2012, $70.8 million in 2013, $35.1 million in 2014, $17.3 million in 2015, $15.4 million in 2016 and $21.7 million thereafter.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

5. Income Taxes

The provision for income taxes for income from continuing operations consists of the following (in thousands):

	Year Ended December 31,
	2011	2010	2009
Current:
Federal	$23,020	$54,986	$93,543
State	7,601	11,208	13,577

	30,621	66,194	107,120

Deferred:
Federal	105,771	92,628	16,012
State	1,261	4,859	18,719

	107,032	97,487	34,731

Total provision for income taxes for income from continuing operations	$137,653	$163,681	$141,851

The following table reconciles the differences between the statutory federal income tax rate and the effective tax rate (dollars in thousands):

	Year Ended December 31,
	2011		2010		2009
	Amount	%	Amount	%	Amount	%
Provision for income taxes at statutory federal rate	$165,741	35.0%	$181,474	35.0%	$156,682	35.0%
State income taxes, net of federal income tax benefit	8,212	1.7	8,847	1.7	9,080	2.0
Release of unrecognized tax benefit	(6,509)	(1.3)	—	—	—	—
Net income attributable to noncontrolling interests	(26,486)	(5.6)	(23,960)	(4.6)	(22,006)	(4.9)
Change in valuation allowance	—	0.0	(910)	(0.2)	1,113	0.3
Federal and state tax credits	(3,788)	(0.8)	(2,246)	(0.4)	(4,241)	(0.9)
Deferred tax revaluation	—	—	—	—	(2,996)	(0.7)
Other	483	0.1	476	0.1	4,219	0.9

Provision for income taxes and effective tax rate for income from continuing operations	$137,653	29.1%	$163,681	31.6%	$141,851	31.7%

Deferred income taxes are based on the estimated future tax effects of differences between the financial statement and tax bases of assets and liabilities under the provisions of the enacted tax laws. Deferred income taxes as of December 31, 2011 and 2010 consist of (in thousands):

	December 31,
	2011		2010
	Assets	Liabilities	Assets	Liabilities
Net operating loss and credit carryforwards	$140,825	$—	$131,093	$—
Property and equipment	—	727,366	—	685,089
Self-insurance liabilities	113,640	—	91,246	—
Intangibles	—	201,396	—	169,860
Investments in unconsolidated affiliates	—	62,112	—	48,353
Other liabilities	—	22,050	—	27,045
Long-term debt and interest	—	24,115	—	29,191
Accounts receivable	11,435	—	60,026	—
Accrued expenses	49,575	—	53,842	—
Other comprehensive income	128,170	—	156,597	—
Stock-based compensation	28,894	—	25,472	—
Deferred compensation	42,668	—	41,703	—
Other	57,158	—	24,963	—

	572,365	1,037,039	584,942	959,538
Valuation allowance	(150,254)	—	(126,644)	—

Total deferred income taxes	$422,111	$1,037,039	$458,298	$959,538

The Company’s deferred tax assets and liabilities have been adjusted in 2010 for the effects of its filed 2009 tax return, having the effect of increasing total deferred tax assets by $12.5 million, increasing total deferred tax liabilities by $11.4 million, and decreasing prepaid income taxes by $1.1 million. The effects of the adjustments did not impact income tax expense, and their effects on previously issued consolidated financial statements were not material.

The Company believes that the net deferred tax assets will ultimately be realized, except as noted below. Its conclusion is based on its estimate of future taxable income and the expected timing of temporary difference reversals. The Company has state net operating loss carry forwards of approximately $3.3 billion, which expire from 2012 to 2031. The Company also has unrecognized deferred tax assets primarily related to interest expense that are included in other comprehensive income. If recognized, additional state net operating losses will be created which the Company does not expect to be able to utilize prior to the expiration of the carryforward period. A valuation allowance of approximately $24.9 million has been recognized for those items. With respect to the deferred tax liability pertaining to intangibles, as included above, goodwill purchased in connection with certain of the Company’s business acquisitions is amortizable for income tax reporting purposes. However, for financial reporting purposes, there is no corresponding amortization allowed with respect to such purchased goodwill.

The valuation allowance increased by $23.6 million during the year ended December 31, 2011 and increased by $11.5 million during the year ended December 31, 2010. In addition to amounts previously discussed, the change in valuation allowance relates to a redetermination of the amount of, and realizability of, net operating losses in certain state income tax jurisdictions.

The total amount of unrecognized benefit that would impact the effective tax rate, if recognized, was approximately $0.8 million as of December 31, 2011. A total of approximately $0.3 million of interest and penalties is included in the amount of liability for uncertain tax positions at December 31, 2011. During the year ended December 31, 2011, the Company decreased liabilities for uncertain tax positions by $5.4 million, including the favorable resolution of an issue on appeal with the IRS related to its tax examination of Triad tax returns, and decreased interest and penalties by approximately $1.1 million. It is the Company’s policy to recognize interest and penalties related to unrecognized benefits in its consolidated statements of income as income tax expense. During the year ended December 31, 2011, the Company released $2.3 million for income taxes and $0.7 million for accrued interest of its liability for uncertain tax positions, as a result of the expiration of the statute of limitations pertaining to tax positions taken in prior years.

It is possible the amount of unrecognized tax benefit could change in the next twelve months as a result of a lapse of the statute of limitations and settlements with taxing authorities; however, the Company does not anticipate the change will have a material impact on its consolidated results of operations or consolidated financial position.

The following is a tabular reconciliation of the total amount of unrecognized tax benefit for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	Year Ended December 31,
	2011	2010	2009
Unrecognized tax benefit, beginning of year	$7,458	$9,234	$15,630
Gross (decreases) increases — purchase business combination	—	—	(4,173)
Gross increases — tax positions in prior period	349	70	—
Reductions — tax positions in prior period	(3,469)	(1,833)	—
Lapse of statute of limitations	(3,575)	—	(663)
Settlements	(134)	(13)	(1,560)

Unrecognized tax benefit, end of year	$629	$7,458	$9,234

The Company, or one of its subsidiaries, files income tax returns in the United States federal jurisdiction and various state jurisdictions. The Company has extended the federal statute of limitations for Triad for the tax periods ended December 31, 1999, December 31, 2000, April 30, 2001, June 30, 2001, December 31, 2001, December 31, 2002 and December 31, 2003. The IRS has concluded its examination of the federal tax return of Triad for the tax periods ended December 31, 2004, December 31, 2005, December 31, 2006 and July 25, 2007. In September 2011, the Company reached a favorable resolution of an issue on appeal with the IRS related to its examination of Triad’s tax returns. As a result, the Company recognized a tax benefit of $4.0 million, which is reflected in the accompanying consolidated statement of income for the year ended December 31, 2011. With few exceptions, the Company is no longer subject to state income tax examinations for years prior to 2008 and federal income tax examinations with respect to Community Health Systems, Inc. federal returns for years prior to 2007. The Company’s federal income tax returns for the 2007 and 2008 tax years are currently under examination by the IRS. The Company believes the results of this examination will not be material to its consolidated results of operations or consolidated financial position. In connection with the Company’s 2007 and 2008 IRS examinations, the IRS has taken exception to the timing of the Company’s malpractice expense deductions. Management believes that the Company’s deduction timing is appropriate, and will work to resolve this item over the next 24 months. If management is unable to sustain the current timing of the Company’s deduction, then it would be subject to interest and penalty costs. Management does not consider this matter to have met the recognition criteria to be considered an uncertain tax position for which a reserve is necessary.

The Company paid income taxes, net of refunds received, of $26.5 million, $128.2 million and $57.3 million during the years ended December 31, 2011, 2010 and 2009.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt
6.	Long-Term Debt

Long-term debt consists of the following (in thousands):

	December 31,
	2011	2010
Credit Facility:
Term loans	$5,949,383	$5,999,337
Revolving credit loans	30,000	—
8 7/ 8% Senior Notes due 2015	1,777,617	2,784,331
8% Senior Notes due 2019	1,000,000	—
Capital lease obligations (see Note 9)	48,361	51,731
Other	41,143	36,122

Total debt	8,846,504	8,871,521
Less current maturities	(63,706)	(63,139)

Total long-term debt	$8,782,798	$8,808,382

Credit Facility

In connection with the consummation of the acquisition of Triad in July 2007, the Company’s wholly-owned subsidiary CHS/Community Health Systems, Inc. (“CHS”) obtained approximately $7.2 billion of senior secured financing under a new credit facility (the “Credit Facility”) with a syndicate of financial institutions led by Credit Suisse, as administrative agent and collateral agent, and issued approximately $3.0 billion aggregate principal amount of 8 7 /8% senior notes due 2015 (the “ 8 7/8% Senior Notes”). The Company used the net proceeds of $3.0 billion from the 8 7/8% Senior Notes offering and the net proceeds of approximately $6.1 billion of term loans under the Credit Facility to acquire the outstanding shares of Triad, to refinance certain of Triad’s indebtedness and the Company’s indebtedness, to complete certain related transactions, to pay certain costs and expenses of the transactions and for general corporate uses. Specifically, the Company repaid its outstanding debt under the previously outstanding credit facility, the 6.50% senior subordinated notes due 2012 and certain of Triad’s existing indebtedness.

The Credit Facility consisted of an approximately $6.1 billion funded term loan facility with a maturity of seven years, a $400 million delayed draw term loan facility with a maturity of seven years and a $750 million revolving credit facility with a maturity of six years. As of December 31, 2007, the $400 million delayed draw term loan facility had been reduced to $300 million at the request of CHS. During the fourth quarter of 2008, $100 million of the delayed draw term loan was drawn by CHS, reducing the delayed draw term loan availability to $200 million at December 31, 2008. In January 2009, CHS drew down the remaining $200 million of the delayed draw term loan. The revolving credit facility also includes a subfacility for letters of credit and a swingline subfacility. The Credit Facility requires quarterly amortization payments of each term loan facility equal to 0.25% of the outstanding amount of the term loans. On November 5, 2010, CHS entered into an amendment and restatement of its existing Credit Facility. The amendment extended by two and a half years, until January 25, 2017, the maturity date of $1.5 billion of the existing term loans under the Credit Facility and increased the pricing on these term loans to LIBOR plus 350 basis points. If more than $50 million of the 8 7/8 % Senior Notes remain outstanding on April 15, 2015, without having been refinanced, then the maturity date for the extended term loans will be accelerated to April 15, 2015. The amendment also increases CHS’s ability to issue additional indebtedness under the uncommitted incremental facility to $1.0 billion from $600 million, permits CHS to issue Term A term loans under the incremental facility, and provides up to $2.0 billion of borrowing capacity from receivable transactions, an increase of $0.5 billion, of which $1.7 billion would be required to be used for repayment of existing term loans. In addition, effective February 2, 2012, the Company completed an additional amendment and restatement of the Credit Facility, which extended by two and a half years, until January 25, 2017, the maturity date of an additional $1.6 billion of the existing non-extended term loans under the Credit Facility and increased the pricing on the newly extended term loans by 125 basis points. The maturity date of the balance of the term loans of approximately $2.9 billion remained unchanged at July 25, 2014.

The term loan facility must be prepaid in an amount equal to (1) 100% of the net cash proceeds of certain asset sales and dispositions by the Company and its subsidiaries, subject to certain exceptions and reinvestment rights, (2) 100% of the net cash proceeds of issuances of certain debt obligations or receivables based financing by the Company and its subsidiaries, subject to certain exceptions, and (3) 50%, subject to reduction to a lower percentage based on the Company’s leverage ratio (as defined in the Credit Facility generally as the ratio of total debt on the date of determination to the Company’s EBITDA, as defined, for the four quarters most recently ended prior to such date), of excess cash flow (as defined) for any year, commencing in 2008, subject to certain exceptions. Voluntary prepayments and commitment reductions are permitted in whole or in part, without any premium or penalty, subject to minimum prepayment or reduction requirements.

The obligor under the Credit Facility is CHS. All of the obligations under the Credit Facility are unconditionally guaranteed by the Company and certain existing and subsequently acquired or organized domestic subsidiaries. All obligations under the Credit Facility and the related guarantees are secured by a perfected first priority lien or security interest in substantially all of the assets of the Company, CHS and each subsidiary guarantor, including equity interests held by the Company, CHS or any subsidiary guarantor, but excluding, among others, the equity interests of non-significant subsidiaries, syndication subsidiaries, securitization subsidiaries and joint venture subsidiaries.

The loans under the Credit Facility bear interest on the outstanding unpaid principal amount at a rate equal to an applicable percentage plus, at CHS’s option, either (a) an Alternate Base Rate (as defined) determined by reference to the greater of (1) the Prime Rate (as defined) announced by Credit Suisse or (2) the Federal Funds Effective Rate (as defined) plus one-half of 1.0% or (3) the adjusted London Interbank Offered Rate (“LIBOR”) on such day for a three-month interest period commencing on the second business day after such day plus 1%, or (b) a reserve adjusted LIBOR for dollars (Eurodollar rate) (as defined). The applicable percentage for Alternate Base Rate loans is 1.25% for term loans due 2014 and is 2.25% for term loans due 2017. The applicable percentage for Eurodollar rate loans is 2.25% for term loans due 2014 and 3.5% for term loans due 2017. The applicable percentage for revolving loans is 1.25% for Alternate Base Rate revolving loans and 2.25% for Eurodollar revolving loans, in each case subject to reduction based on the Company’s leverage ratio. Loans under the swingline subfacility bear interest at the rate applicable to Alternate Base Rate loans under the revolving credit facility.

CHS has agreed to pay letter of credit fees equal to the applicable percentage then in effect with respect to Eurodollar rate loans under the revolving credit facility times the maximum aggregate amount available to be drawn under all letters of credit outstanding under the subfacility for letters of credit. The issuer of any letter of credit issued under the subfacility for letters of credit will also receive a customary fronting fee and other customary processing charges. CHS was initially obligated to pay commitment fees of 0.50% per annum (subject to reduction based upon the Company’s leverage ratio) on the unused portion of the revolving credit facility. For purposes of this calculation, swingline loans are not treated as usage of the revolving credit facility. With respect to the delayed draw term loan facility, CHS was also obligated to pay commitment fees of 0.50% per annum for the first nine months after the closing of the Credit Facility, 0.75% per annum for the next three months after such nine-month period and thereafter, 1.0% per annum. In each case, the commitment fee was paid on the unused amount of the delayed draw term loan facility. After the draw down of the remaining $200 million of the delayed draw term loan in January 2009, CHS no longer pays any commitment fees for the delayed draw term loan facility. CHS paid arrangement fees on the closing of the Credit Facility and pays an annual administrative agent fee.

The Credit Facility contains customary representations and warranties, subject to limitations and exceptions, and customary covenants restricting the Company’s and its subsidiaries’ ability, subject to certain exceptions, to, among other things (1) declare dividends, make distributions or redeem or repurchase capital stock, (2) prepay, redeem or repurchase other debt, (3) incur liens or grant negative pledges, (4) make loans and investments and enter into acquisitions and joint ventures, (5) incur additional indebtedness or provide certain guarantees, (6) make capital expenditures, (7) engage in mergers, acquisitions and asset sales, (8) conduct transactions with affiliates, (9) alter the nature of the Company’s businesses, (10) grant certain guarantees with respect to physician practices, (11) engage in sale and leaseback transactions or (12) change the Company’s fiscal year. The Company is also required to comply with specified financial covenants (consisting of a leverage ratio and an interest coverage ratio) and various affirmative covenants.

Events of default under the Credit Facility include, but are not limited to, (1) CHS’s failure to pay principal, interest, fees or other amounts under the credit agreement when due (taking into account any applicable grace period), (2) any representation or warranty proving to have been materially incorrect when made, (3) covenant defaults subject, with respect to certain covenants, to a grace period, (4) bankruptcy events, (5) a cross default to certain other debt, (6) certain undischarged judgments (not paid within an applicable grace period), (7) a change of control, (8) certain ERISA-related defaults and (9) the invalidity or impairment of specified security interests, guarantees or subordination provisions in favor of the administrative agent or lenders under the Credit Facility.

On April 2, 2009, the Company paid down $110.4 million of its term loans under the Credit Facility. Of this amount, $85.0 million was paid down as required under the terms of the Credit Facility with the net proceeds received from the sale of the ownership interest in the partnership that owned and operated Presbyterian Hospital of Denton. This resulted in a loss from early extinguishment of debt of $1.1 million with an after-tax impact of $0.7 million recorded in discontinued operations for the year ended December 31, 2009. The remaining $25.4 million was paid on the term loans as required under the terms of the Credit Facility with the net proceeds received from the sale of various other assets. This resulted in a loss from early extinguishment of debt of $0.3 million with an after-tax impact of $0.2 million recorded in continuing operations for the year ended December 31, 2009.

As of December 31, 2011, a $750 million revolving credit facility was available to the Company for working capital and general corporate purposes under the Credit Facility, with $37.7 million of the revolving credit facility being set aside for outstanding letters of credit and $30.0 million outstanding at December 31, 2011. CHS has the ability to amend the Credit Facility to provide for one or more tranches of term loans in an aggregate principal amount of $1.0 billion, which CHS has not yet accessed. CHS also has the ability to add up to $300 million of borrowing capacity from receivable transactions (including securitizations) under the Credit Facility, which has not yet been accessed. As of December 31, 2011, the weighted-average interest rate under the Credit Facility, excluding swaps, was 3.5%.

The term loans are scheduled to be paid with principal payments for future years as follows (in thousands):

Year	Amount
2012	$49,874
2013	49,874
2014	4,413,385
2015	15,000
2016	15,000
Thereafter	1,406,250

Total	$5,949,383

As of December 31, 2011 and 2010, the Company had letters of credit issued, primarily in support of potential insurance-related claims and certain bonds, of approximately $37.7 million and $81.9 million, respectively.

8  7/8% Senior Notes due 2015

The 8 7/8% Senior Notes were issued by CHS in connection with the Triad acquisition in the principal amount of approximately $3.0 billion. The 8 7/8 % Senior Notes will mature on July 15, 2015. The 8 7/8% Senior Notes bear interest at the rate of 8.875% per annum, payable semiannually in arrears on January 15 and July 15, commencing January 15, 2008. Interest on the 8 7 /8% Senior Notes accrues from the date of original issuance. Interest is calculated on the basis of a 360-day year comprised of twelve 30-day months.

On and after July 15, 2011, CHS is entitled, at its option, to redeem all or a portion of the 8 7/8% Senior Notes upon not less than 30 nor more than 60 days’ notice, at the redemption prices (expressed as a percentage of principal amount on the redemption date), plus accrued and unpaid interest, if any, to the redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date), if redeemed during the 12-month period commencing on July 15 of the years set forth below:

Period	Redemption Price
2012	102.219%
2013 and thereafter	100.000%

Pursuant to a registration rights agreement entered into at the time of the issuance of the 8  7/8% Senior Notes, as a result of an exchange offer made by CHS, substantially all of the 8 7/8% Senior Notes issued in July 2007 were exchanged in November 2007 for new notes (the “Exchange Notes”) having terms substantially identical in all material respects to the 8  7/8% Senior Notes (except that the Exchange Notes were issued under a registration statement pursuant to the 1933 Act). References to the 8 7/8 % Senior Notes shall also be deemed to include the Exchange Notes unless the context provides otherwise.

On December 7, 2011, CHS completed the cash tender offer for $1.0 billion of the $2.8 billion aggregate principal amount of 8 7/8% Senior Notes due 2015. This resulted in a loss from early extinguishment of debt of $66.0 million with an after-tax impact of $42.0 million recorded in continuing operations for the year ended December 31, 2011.

8% Senior Notes due 2019

On November 22, 2011, CHS completed its offering of $1.0 billion aggregate principal amount of 8% Senior Notes due 2019 (the “8% Senior Notes”), which were issued in a private placement. The net proceeds from this issuance, together with available cash on hand, were used to finance the purchase of $1.0 billion aggregate principal amount of CHS’ outstanding 8  7/8% Senior Notes due 2015 and related fees and expenses. The 8% Senior Notes bear interest at 8% per annum, payable semiannually in arrears on May 15 and November 15, commencing May 15, 2012. Interest on the 8% Senior Notes accrues from the date of original issuance. Interest is calculated on the basis of a 360-day year comprised of twelve 30-day months.

Except as set forth below, CHS is not entitled to redeem the 8% Senior Notes prior to November 15, 2015.

On and after November 15, 2015, CHS is entitled, at its option, to redeem all or a portion of the 8% Senior Notes upon not less than 30 nor more than 60 days’ notice, at the redemption prices (expressed as a percentage of principal amount on the redemption date), plus accrued and unpaid interest, if any, to the redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date), if redeemed during the 12-month period commencing on November 15 of the years set forth below:

Period	Redemption Price
2015	104.000%
2016	102.000%
2017 and thereafter	100.000%

In addition, any time prior to November 15, 2014, CHS is entitled, at its option, on one or more occasions to redeem the 8% Senior Notes (which include additional 8% Senior Notes, if any) in an aggregate principal amount not to exceed 35% of the aggregate principal amount of the 8% Senior Notes (which includes additional 8% Senior Notes, if any) originally issued at a redemption price (expressed as a percentage of principal amount) of 108.000%, plus accrued and unpaid interest to the redemption date, with the Net Cash Proceeds (as defined in the indenture governing the 8% Senior Notes) from one or more Public Equity Offerings (as defined in the indenture governing the 8% Senior Notes) (provided that if the Public Equity Offering is an offering by the Company, a portion of the Net Cash Proceeds thereof equal to the amount required to redeem any such 8% Senior Notes is contributed to the equity capital of CHS); provided, however, that:

1) at least 65% of such aggregate principal amount of 8% Senior Notes originally issued remains outstanding immediately after the occurrence of each such redemption (other than the 8% Senior Notes held, directly or indirectly, by the Company or its subsidiaries); and

2) each such redemption occurs within 180 days after the date of the related Public Equity Offering.

CHS is entitled, at its option, to redeem the 8% Senior Notes, in whole or in part, at any time prior to November 15, 2015, upon not less than 30 or more than 60 days notice, at a redemption price equal to 100% of the principal amount of 8% Senior Notes redeemed plus the Applicable Premium (as defined), and accrued and unpaid interest, if any, as of the applicable redemption date.

Other Debt. As of December 31, 2011, other debt consisted primarily of the mortgage obligation on the Company’s corporate headquarters and other obligations maturing in various installments through 2020.

To limit the effect of changes in interest rates on a portion of the Company’s long-term borrowings, the Company is a party to 34 separate interest swap agreements in effect at December 31, 2011, with an aggregate notional amount of approximately $4.9 billion. On each of these swaps, the Company receives a variable rate of interest based on the three-month LIBOR in exchange for the payment of a fixed rate of interest. The Company currently pays, on a quarterly basis, a margin above LIBOR of 225 basis points for the outstanding balance of revolver loans and term loans due in 2014 and 350 basis points for term loans due in 2017 under the Credit Facility. See Note 7 for additional information regarding these swaps.

As of December 31, 2011, the scheduled maturities of long-term debt outstanding, including capital lease obligations for each of the next five years and thereafter are as follows (in thousands):

Year	Amount
2012	$63,706
2013	87,993
2014	4,417,745
2015	1,796,304
2016	18,644
Thereafter	2,462,112

Total	$8,846,504

The Company paid interest of $680.7 million, $650.7 million and $657.0 million on borrowings during the years ended December 31, 2011, 2010 and 2009, respectively.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Values of Financial Instruments
7.	Fair Values of Financial Instruments

The fair value of financial instruments has been estimated by the Company using available market information as of December 31, 2011 and 2010, and valuation methodologies considered appropriate. The estimates presented are not necessarily indicative of amounts the Company could realize in a current market exchange (in thousands):

	December 31,
	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and cash equivalents	$129,865	$129,865	$299,169	$299,169
Available-for-sale securities	31,582	31,582	31,570	31,570
Trading securities	30,486	30,486	35,092	35,092
Liabilities:
Credit Facility	5,979,383	5,780,877	5,999,337	5,882,124
8 7/ 8% Senior Notes	1,777,617	1,842,322	2,784,331	2,923,548
8% Senior Notes	1,000,000	995,000	—	—
Other debt	41,143	41,143	36,122	36,122

Cash and cash equivalents. The carrying amount approximates fair value due to the short-term maturity of these instruments (less than three months).

Available-for-sale securities. Estimated fair value is based on closing price as quoted in public markets.

Trading securities. Estimated fair value is based on closing price as quoted in public markets.

Credit Facility. Estimated fair value is based on information from the Company’s bankers regarding relevant pricing for trading activity among the Company’s lending institutions.

8 7 /8% Senior Notes. Estimated fair value is based on the average bid and ask price as quoted by the bank who served as underwriters in the sale of these notes.

8% Senior notes. Estimated fair value is based on the average bid and ask price as quoted by the bank who served as underwriters in the sale of these notes.

Other debt. The carrying amount of all other debt approximates fair value due to the nature of these obligations.

Interest rate swaps. The fair value of interest rate swap agreements is the amount at which they could be settled, based on estimates calculated by the Company using a discounted cash flow analysis based on observable market inputs and validated by comparison to estimates obtained from the counterparty. The Company incorporates credit valuation adjustments (“CVAs”) to appropriately reflect both its own nonperformance or credit risk and the respective counterparty’s nonperformance or credit risk in the fair value measurements. In adjusting the fair value of its interest rate swap agreements for the effect of nonperformance or credit risk, the Company has considered the impact of any netting features included in the agreements.

The Company assesses the effectiveness of its hedge instruments on a quarterly basis. For the years ended December 31, 2011 and 2010, the Company completed an assessment of the cash flow hedge instruments and determined the hedges to be highly effective. The Company has also determined that the ineffective portion of the hedges do not have a material effect on the Company’s consolidated financial position, operations or cash flows. The counterparties to the interest rate swap agreements expose the Company to credit risk in the event of nonperformance. However, at December 31, 2011, each swap agreement entered into by the Company was in a net liability position so that the Company would be required to make the net settlement payments to the counterparties; the Company does not anticipate nonperformance by those counterparties. The Company does not hold or issue derivative financial instruments for trading purposes.

Interest rate swaps consisted of the following at December 31, 2011:

Swap #	Notional Amount (in 000’s)	Fixed Interest Rate	Termination Date	Fair Value of Liability (in 000’s)
1	100,000	3.8470%	January 4, 2012	30
2	100,000	3.8510%	January 4, 2012	30
3	100,000	3.8560%	January 4, 2012	30
4	200,000	3.7260%	January 8, 2012	152
5	200,000	3.5065%	January 16, 2012	281
6	250,000	5.0185%	May 30, 2012	4,509
7	150,000	5.0250%	May 30, 2012	2,709
8	200,000	4.6845%	September 11, 2012	5,574
9	100,000	3.3520%	October 23, 2012	2,161
10	125,000	4.3745%	November 23, 2012	4,104
11	75,000	4.3800%	November 23, 2012	2,466
12	150,000	5.0200%	November 30, 2012	5,900
13	200,000	2.2420%	February 28, 2013	3,550
14	100,000	5.0230%	May 30, 2013	5,952
15	300,000	5.2420%	August 6, 2013	21,085
16	100,000	5.0380%	August 30, 2013	6,967
17	50,000	3.5860%	October 23, 2013	2,505
18	50,000	3.5240%	October 23, 2013	2,451
19	100,000	5.0500%	November 30, 2013	7,948
20	200,000	2.0700%	December 19, 2013	5,080
21	100,000	5.2310%	July 25, 2014	10,706
22	100,000	5.2310%	July 25, 2014	10,707
23	200,000	5.1600%	July 25, 2014	21,073
24	75,000	5.0405%	July 25, 2014	7,685
25	125,000	5.0215%	July 25, 2014	12,752
26	100,000	2.6210%	July 25, 2014	4,436
27	100,000	3.1100%	July 25, 2014	5,612
28	100,000	3.2580%	July 25, 2014	5,968
29	200,000	2.6930%	October 26, 2014	9,916
30	300,000	3.4470%	August 8, 2016	27,728
31	200,000	3.4285%	August 19, 2016	18,401
32	100,000	3.4010%	August 19, 2016	9,099
33	200,000	3.5000%	August 30, 2016	19,048
34	100,000	3.0050%	November 30, 2016	7,613

The Company is exposed to certain risks relating to its ongoing business operations. The risk managed by using derivative instruments is interest rate risk. Interest rate swaps are entered into to manage interest rate fluctuation risk associated with the term loans in the Credit Facility. Companies are required to recognize all derivative instruments as either assets or liabilities at fair value in the consolidated statement of financial position. The Company designates its interest rate swaps as cash flow hedges. For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transactions affect earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

Assuming no change in December 31, 2011 interest rates, approximately $131.8 million of interest expense resulting from the spread between the fixed and floating rates defined in each interest rate swap agreement will be recognized during the next 12 months. If interest rate swaps do not remain highly effective as a cash flow hedge, the derivatives’ gains or losses resulting from the change in fair value reported through OCI will be reclassified into earnings.

The following tabular disclosure provides the amount of pre-tax loss recognized in the consolidated balance sheets as a component of OCI during the years ended December 31, 2011 and 2010 (in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Pre-Tax Loss Recognized in OCI on Derivative (Effective Portion) Year Ended December 31,
	2011	2010
Interest rate swaps	($122,686)	($239,893)

The following tabular disclosure provides the location of the effective portion of the pre-tax loss reclassified from accumulated other comprehensive loss (“AOCL”) into interest expense on the consolidated statements of income during the years ended December 31, 2011 and 2010 (in thousands):

	Amount of Pre-Tax Loss Reclassified from AOCL into Income (Effective Portion) Year Ended December 31,
Location of Loss Reclassified from AOCL into Income (Effective Portion)	2011	2010
Interest expense, net	$208,985	$215,399

The fair values of derivative instruments in the consolidated balance sheets as of December 31, 2011 and 2010 were as follows (in thousands):

	Asset Derivatives				Liability Derivatives
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Other Derivatives designated as hedging instruments	Other assets, net	$—	Other assets, net	$—	Other long-term liabilities	$254,228	Other long-term liabilities	$340,526

Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Fair Value
8.	Fair Value

Fair Value Hierarchy

Fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, the Company utilizes the U.S. GAAP fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumption about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

The inputs used to measure fair value are classified into the following fair value hierarchy:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 includes values determined using pricing models, discounted cash flow methodologies, or similar techniques reflecting the Company’s own assumptions.

In instances where the determination of the fair value hierarchy measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment of factors specific to the asset or liability.

The following table sets forth, by level within the fair value hierarchy, the financial assets and liabilities recorded at fair value on a recurring basis as of December 31, 2011 and 2010 (in thousands):

	December 31, 2011	Level 1	Level 2	Level 3
Available-for-sale securities	$31,582	$31,582	$—	$—
Trading securities	30,486	30,486	—	—

Total assets	$62,068	$62,068	$—	$—

Fair value of interest rate swap agreements	$254,228	$—	$254,228	$—

Total liabilities	$254,228	$—	$254,228	$—

	December 31, 2010	Level 1	Level 2	Level 3

Available-for-sale securities	$31,570	$31,570	$—	$—
Trading securities	35,092	35,092	—	—

Total assets	$66,662	$66,662	$—	$—

Fair value of interest rate swap agreements	$340,526	$—	$340,526	$—

Total liabilities	$340,526	$—	$340,526	$—

Available-for-sale securities and trading securities classified as Level 1 are measured using quoted market prices.

The valuation of the Company’s interest rate swap agreements is determined using market valuation techniques, including discounted cash flow analysis on the expected cash flows of each agreement. This analysis reflects the contractual terms of the agreement, including the period to maturity, and uses observable market-based inputs, including forward interest rate curves. The fair value of interest rate swap agreements are determined by netting the discounted future fixed cash payments and the discounted expected variable cash receipts. The variable cash receipts are based on the expectation of future interest rates based on observable market forward interest rate curves and the notional amount being hedged.

The Company incorporates CVAs to appropriately reflect both its own nonperformance or credit risk and the respective counterparty’s nonperformance or credit risk in the fair value measurements. In adjusting the fair value of its interest rate swap agreements for the effect of nonperformance or credit risk, the Company has considered the impact of any netting features included in the agreements. The CVA on the Company’s interest rate swap agreements at December 31, 2011 resulted in a decrease in the fair value of the related liability of $21.7 million and an after-tax adjustment of $13.9 million to OCI. The CVA on the Company’s interest rate swap agreements at December 31, 2010 resulted in a decrease in the fair value of the related liability of $3.9 million and an after-tax adjustment of $2.5 million to OCI.

The majority of the inputs used to value its interest rate swap agreements, including the forward interest rate curves and market perceptions of the Company’s credit risk used in the CVAs, are observable inputs available to a market participant. As a result, the Company has determined that the interest rate swap valuations are classified in Level 2 of the fair value hierarchy.

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases
9.	Leases

The Company leases hospitals, medical office buildings, and certain equipment under capital and operating lease agreements. During 2011, 2010 and 2009, the Company entered into capital lease obligations of $3.0 million, $22.7 million and $3.3 million, respectively. All lease agreements generally require the Company to pay maintenance, repairs, property taxes and insurance costs.

During 2010, the Company entered into an agreement with the lessor of Cleveland Regional Medical Center (“Cleveland Regional”), its leased facility in Cleveland, TX, to exchange its ownership interest in certain real estate at Hill Regional Medical Center (“Hill Regional”), in Hillsboro, TX for the lessor’s ownership interest in the real estate at Cleveland Regional. The related lease agreement was amended to incorporate Hill Regional as a leased asset with no change to the remaining lease term or payment schedule. No monetary consideration was exchanged in this transaction, and the transaction qualifies as a non-taxable, like-kind exchange under the regulations in Section 1031 of the Internal Revenue Code. The assets of Cleveland Regional were recorded in the consolidated balance sheet at fair value on the date of this transaction; however, as a result of the Company’s continuing involvement in the Hill Regional assets, the exchange with the lessor does not qualify for sale treatment under U.S. GAAP. Accordingly, the transaction has been accounted for as a financing obligation and the assets of Hill Regional will remain on the consolidated balance sheet as assets recorded under a financing obligation. Starting in the fourth quarter of 2010, future payments under the lease are amortized against the financing obligation rather than recorded as rent expense. The disclosures below for capital leases include the amounts related to the Hill Regional financing obligation.

Commitments relating to noncancellable operating and capital leases for each of the next five years and thereafter are as follows (in thousands):

Year Ended December 31,	Operating (1)	Capital
2012	$176,403	$8,386
2013	149,460	7,216
2014	122,763	6,710
2015	98,543	6,005
2016	70,087	5,630
Thereafter	176,599	57,472

Total minimum future payments	$793,855	$91,419

Less imputed interest		(43,058)

		48,361
Less current portion		(4,008)

Long-term capital lease obligations		$44,353

(1)	Minimum lease payments have not been reduced by minimum sublease rentals due in the future of $21.3 million.

Assets capitalized under capital leases as reflected in the accompanying consolidated balance sheets were $27.9 million of land and improvements, $193.7 million of buildings and improvements and $69.3 million of equipment and fixtures as of December 31, 2011 and $27.9 million of land and improvements, $193.7 million of buildings and improvements and $76.7 million of equipment and fixtures as of December 31, 2010. The accumulated depreciation related to assets under capital leases was $119.3 million and $106.7 million as of December 31, 2011 and 2010, respectively. Depreciation of assets under capital leases is included in depreciation and amortization expense and amortization of debt discounts on capital lease obligations is included in interest expense in the consolidated statements of income.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
10.	Employee Benefit Plans

The Company maintains various benefit plans, including defined contribution plans, defined benefit plans and deferred compensation plans, for which the Company’s subsidiary, CHS, is the plan sponsor. On January 1, 2009, the plan sponsor merged the Triad Hospitals, Inc. Retirement Savings Plan, the Abilene Physicians Group 401(k) Plan and Trust and the Regional Employee Assistance Program 401(k) Plan with and into the CHS/Community Health Systems, Inc. 401(k) Plan. Contemporaneously, the plan sponsor also established the CHS/Community Health Systems, Inc. Retirement Savings Plan, and the accounts of substantially all participants in the CHS/Community Health Systems, Inc. 401(k) Plan were transferred subsequently to the CHS/Community Health Systems, Inc. Retirement Savings Plan. Employees of certain subsidiaries whose employment is covered by collective bargaining agreements have remained participants in the CHS/Community Health Systems, Inc. 401(k) Plan. The plan sponsor also established the CHS/Community Health Systems, Inc. Spokane 401(k) Plan on January 1, 2009 for the exclusive benefit of certain employees of the Deaconess Medical Center and Valley Hospital and Medical Center and their beneficiaries. Effective October 1, 2010, the plan sponsor established the CHS/Community Health Systems, Inc. Standard 401(k) Plan for the benefit of employees at the three hospitals acquired in Youngstown, Ohio and Warren, Ohio and their beneficiaries. Total expense to the Company under the 401(k) plans was $101.7 million, $95.8 million and $69.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company maintains unfunded deferred compensation plans that allow participants to defer receipt of a portion of their compensation. The liability under the deferred compensation plans was $71.4 million and $73.2 million as of December 31, 2011 and 2010, respectively. The Company had assets of $72.5 million and $75.0 million as of December 31, 2011 and 2010, respectively, in a non-qualified plan trust generally designated to pay benefits of the deferred compensation plans, consisting of trading securities of $30.5 million and $35.1 million as of December 31, 2011 and 2010, respectively, and company-owned life insurance contracts of $42.0 million and $39.9 million as of December 31, 2011 and 2010, respectively.

The Company maintains the Community Health Systems Retirement Income Plan, which is a defined benefit, non-contributory pension plan that covers certain employees at three of its hospitals (“Pension Plan”). The Pension Plan provides benefits to covered individuals satisfying certain age and service requirements. Employer contributions to the Pension Plan are in accordance with the minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended. The Company expects to contribute $2.7 million to the Pension Plan in 2012. The Company also provides an unfunded Supplemental Executive Retirement Plan (“SERP”) for certain members of its executive management. The Company uses a December 31 measurement date for the benefit obligations and a January 1 measurement date for its net periodic costs for both the Pension Plan and SERP. Variances from actuarially assumed rates will result in increases or decreases in benefit obligations, net periodic cost and funding requirements in future periods. The Company had available-for-sale securities in a rabbi trust generally designated to pay benefits of the SERP in the amounts of $31.6 million at both December 31, 2011 and 2010. These amounts are included in other assets, net on the consolidated balance sheets.

A summary of the benefit obligations and funded status for the Company’s Pension and SERP Plans at December 31, 2011 and 2010 follows (in thousands):

	Pension Plan		SERP
	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation, beginning of year	$39,682	$42,245	$73,840	$61,079
Service cost	1,315	1,169	5,197	4,661
Interest cost	2,159	2,051	3,434	3,728
Curtailment	—	(7,407)	—	—
Plan amendment	—	—	—	(24)
Actuarial loss	8,480	2,082	5,225	4,396
Benefits paid	(524)	(458)	(1,546)	—

Benefit obligation, end of year	51,112	39,682	86,150	73,840

Change in plan assets:
Fair value of assets, beginning of year	34,354	28,583	—	—
Actual return on plan assets	(536)	3,895	—	—
Employer contributions	1,758	2,334	—	—
Benefits paid	(524)	(458)	—	—

Fair value of assets, end of year	35,052	34,354	—	—

Unfunded status	$(16,060)	$(5,328)	$(86,150)	$(73,840)

A summary of the amounts recognized in the accompanying consolidated balance sheets at December 31, 2011 and 2010 follows (in thousands):

	Pension Plan		SERP
	2011	2010	2011	2010
Noncurrent asset	$—	$—	$—	$—
Current liability	—	—	(1,191)	(1,546)
Noncurrent liability	(16,060)	(5,328)	(84,959)	(72,294)

Net amount recognized in the consolidated balance sheets	$(16,060)	$(5,328)	$(86,150)	$(73,840)

A summary of the amounts recognized in AOCL at December 31, 2011 and 2010 follows (in thousands):

	Pension Plan		SERP
	2011	2010	2011	2010
Prior service (credit) cost	$(1,076)	$(1,217)	$7,084	$8,781
Net actuarial loss	13,260	1,474	23,779	20,087

Total amount recognized in AOCL	$12,184	$257	$30,863	$28,868

A summary of the plans’ benefit obligation in excess of the fair value of plan assets at December 31, 2011 and 2010 follows (in thousands):

	Pension Plan		SERP
	2011	2010	2011	2010
Projected benefit obligation	$51,112	$39,682	$86,150	$73,840
Accumulated benefit obligation	50,745	39,380	66,172	47,304
Fair value of plan assets	35,052	34,354	—	—

A summary of the weighted-average assumptions used by the Company to determine benefit obligations as of December 31 follows:

	Pension Plan		SERP
	2011	2010	2011	2010
Discount rate	4.33%	5.50%	4.00%	4.75%
Annual salary increases	4.50%	4.50%	4.00%	4.00%

A summary of net periodic cost and other amounts recognized in OCI for the years ended December 31, 2011, 2010 and 2009 follows (in thousands):

	Pension Plan			SERP
	2011	2010	2009	2011	2010	2009
Service cost	$1,315	$1,169	$3,886	$5,197	$4,661	$4,437
Interest cost	2,159	2,051	2,200	3,434	3,728	2,469
Expected return on plan assets	(2,771)	(2,497)	(1,683)	—	—	—
Amortization of unrecognized prior service (credit) cost	(141)	(38)	689	1,696	1,697	1,704
Amortization of net loss	—	—	426	1,533	1,459	1
Curtailment credit	—	(1,910)	—	—	—	—

Net periodic cost	562	(1,225)	5,518	11,860	11,545	8,611

Prior service (credit) cost arising during period	—	(2,770)	—	—	(24)	—
Net (gain) loss arising during period	11,787	(2,044)	(4,595)	5,225	4,396	13,028
Amortization of:
Prior service cost (credit)	141	38	(689)	(1,696)	(1,697)	(1,704)
Net actuarial gain	—	—	(426)	(1,533)	(1,459)	(1)

Total amount recognized in OCI	11,928	(4,776)	(5,710)	1,996	1,216	11,323

Total recognized in net periodic cost and OCI	$12,490	$(6,001)	$(192)	$13,856	$12,761	$19,934

A summary of the expected amortization amounts to be included in net periodic cost for 2012 are as follows (in thousands):

	Pension Plan	SERP
Prior service (credit) cost	$(141)	$1,696
Actuarial loss	978	2,028

A summary of the weighted-average assumptions used by the Company to determine net periodic cost for the years ended December 31, 2011, 2010 and 2009 follows:

	Pension Plan			SERP
	2011	2010	2009	2011	2010	2009
Discount rate	5.50%	5.99%	5.96%	4.75%	6.00%	6.00%
Rate of compensation increase	4.50%	4.50%	4.00%	4.00%	5.00%	5.00%
Expected long term rate of return on assets	8.00%	8.50%	8.50%	N/A	N/A	N/A

The Company’s weighted-average asset allocations by asset category at December 31, 2011 and 2010 follows:

	Pension Plan		SERP
	2011	2010	2011	2010
Equity securities	100%	100%	N/A	N/A
Debt securities	0%	0%	N/A	N/A

Total	100%	100%	N/A	N/A

The Pension Plan assets are invested in mutual funds with an underlying investment allocation of 60% equity securities and 40% debt securities. All assets are measured at fair value using quoted prices in active markets and therefore are classified as Level 1 measurements in the fair value hierarchy. The expected long-term rate of return for the Pension Plan assets is based on current expected long-term inflation and historical rates of return on equities and fixed income securities, taking into account the investment policy under the plan. The expected long-term rate of return is weighted based on the target allocation for each asset category. Equity securities are expected to return between 7% and 11% and debt securities are expected to return between 3% and 6%. The Company expects the Pension Plan asset managers will provide a premium of approximately 0% to 1.5% per annum to the respective market benchmark indices.

The Company’s investment policy related to the Pension Plan is to provide for growth of capital with a moderate level of volatility by investing in accordance with the target asset allocations stated above. The Company reviews its investment policy, including its target asset allocations, on a semi-annual basis to determine whether any changes in market conditions or amendments to its pension plans require a revision to its investment policy.

The estimated future benefit payments reflecting future service as of December 31, 2011 for the Pension Plan and SERP plan follows (in thousands):

Year Ending	Pension Plan	SERP
2012	$1,236	$1,191
2013	1,511	1,392
2014	1,701	10,782
2015	1,820	3,365
2016	2,237	44,737
2017-2021	15,115	40,072

Stockholders Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity
11.	Stockholders’ Equity

Authorized capital shares of the Company include 400,000,000 shares of capital stock consisting of 300,000,000 shares of common stock and 100,000,000 shares of preferred stock. Each of the aforementioned classes of capital stock has a par value of $0.01 per share. Shares of preferred stock, none of which were outstanding as of December 31, 2011, may be issued in one or more series having such rights, preferences and other provisions as determined by the Board of Directors without approval by the holders of common stock.

On December 14, 2011, the Company adopted a new open market repurchase program for up to 4,000,000 shares of the Company’s common stock, not to exceed $100 million in repurchases. The new repurchase program will conclude at the earliest of three years, when the maximum number of shares has been repurchased, or when the maximum dollar amount has been reached. Through December 31, 2011, no shares have been purchased and retired under this program.

On September 15, 2010, the Company commenced an open market repurchase program for up to 4,000,000 shares of the Company’s common stock, not to exceed $100 million in repurchases. This program will conclude at the earliest of three years from the commencement date, when the maximum number of shares has been repurchased or when the maximum dollar amount has been expended. During the year ended December 31, 2010, the Company repurchased and retired 451,272 shares at a weighted-average price of $30.81 per share. During the year ended December 31, 2011, the Company repurchased and retired 3,469,866 shares at a weighted-average price of $24.68 per share. The cumulative number of shares that have been repurchased and retired under this program through December 31, 2011 is 3,921,138 shares at a weighted-average price of $25.39 per share.

On December 9, 2009, the Company commenced the predecessor open market repurchase program for up to 3,000,000 shares of the Company’s common stock, not to exceed $100 million in repurchases. This program concluded in September 2010 when purchases approximately totaled the permitted maximum dollar amount. During the year ended December 31, 2010, the Company repurchased and retired 2,964,528 shares at a weighted-average price of $33.69 per share, which is the cumulative number of shares that were repurchased under this program.

The Credit Facility limits the Company’s ability to pay dividends and/or repurchase stock to an amount not to exceed $50 million in the aggregate after November 5, 2010, the date of the initial amendment and restatement of the Credit Facility. In addition, the Credit Facility allows the Company to repurchase stock in an amount not to exceed the aggregate amount of proceeds from the exercise of stock options. The indentures governing the 8 7/8% Senior Notes and the 8% Senior Notes (collectively, the “Senior Notes”) also limit the Company’s ability to pay dividends and/or repurchase stock. As of December 31, 2011, under the most restrictive test under these agreements, the Company has approximately $30.1 million remaining available with which to pay permitted dividends and/or make stock and Senior Notes repurchases.

The following schedule discloses the effects of changes in the Company’s ownership interest in its less-than-wholly-owned subsidiaries on Community Health Systems, Inc. stockholders’ equity (in thousands):

	Year Ended December 31,
	2011	2010	2009
Net income attributable to Community Health Systems, Inc.	$201,948	$279,983	$243,150
Transfers (to) from the noncontrolling interests:
Net (decrease) increase in Community Health Systems, Inc. paid-in capital for purchase of subsidiary partnership interests	(4,556)	(3,529)	3,106

Net transfers (to) from the noncontrolling interests	(4,556)	(3,529)	3,106

Change to Community Health Systems, Inc. stockholders’ equity from net income attributable to Community Health Systems, Inc. and transfers (to) from noncontrolling interests	$197,392	$276,454	$246,256

Earnings per Share	12 Months Ended
Dec. 31, 2011
Earnings per Share [Abstract]
Earnings Per Share
12.	Earnings Per Share

The following table sets forth the components of the numerator and denominator for the computation of basic and diluted earnings per share for income from continuing operations, discontinued operations and net income attributable to Community Health Systems, Inc. common stockholders (in thousands, except share data):

	Year Ended December 31,
	2011	2010	2009
Numerator:
Income from continuing operations, net of taxes	$335,894	$355,213	$305,811
Less: Income from continuing operations attributable to noncontrolling interests, net of taxes	75,675	68,577	62,948

Income from continuing operations attributable to Community Health
Systems, Inc. common stockholders — basic and diluted	$260,219	$286,636	$242,863

(Loss) income from discontinued operations, net of taxes	$(58,271)	$(6,772)	$566
Less: (Loss) income from discontinued operations attributable to noncontrolling interests, net of taxes	—	(119)	279

Loss from discontinued operations attributable to Community Health Systems, Inc. common stockholders - basic and diluted	$(58,271)	$(6,653)	$287

Denominator:
Weighted-average number of shares outstanding – basic	89,966,933	91,718,791	90,614,886
Effect of dilutive securities:
Restricted stock awards	327,652	542,488	469,134
Employee stock options	361,554	667,606	422,637
Other equity-based awards	10,209	17,163	10,617

Weighted-average number of shares outstanding – diluted	90,666,348	92,946,048	91,517,274

Dilutive securities outstanding not included in the computation of earnings per share because their effect is antidilutive:

Employee stock options	6,432,281	4,882,338	6,820,393

Equity Investments	12 Months Ended
Dec. 31, 2011
Equity Investments [Abstract]
Equity Investments
13.	Equity Investments

As of December 31, 2011, the Company owned equity interests of 27.5% in four hospitals in Las Vegas, Nevada, and 26.1% in one hospital in Las Vegas, Nevada, in which Universal Health Systems, Inc. owns the majority interest, and an equity interest of 38.0% in three hospitals in Macon, Georgia, in which HCA Inc. (“HCA”) owns the majority interest.

Summarized combined financial information for the unconsolidated entities in which the Company owns an equity interest is as follows (in thousands):

	December 31,
	2011	2010
Current assets	$233,496	$220,881
Noncurrent assets	790,125	771,646

Total assets	$1,023,621	$992,527

Current liabilities	$82,687	$83,985
Noncurrent liabilities	2,094	2,198
Members’ equity	938,672	905,006
Noncontrolling interests	168	1,338

Total liabilities and equity	$1,023,621	$992,527

	Year Ended December 31,
	2011	2010	2009
Net operating revenues	$1,230,146	$1,195,108	$1,181,334
Operating costs and expenses	$1,068,212	$1,044,751	$1,032,953
Income from continuing operations before taxes	$162,124	$150,640	$148,343

The summarized financial information was derived from the financial information provided to the Company by those unconsolidated entities.

The Company’s investment in all of its unconsolidated affiliates was $422.2 million and $409.5 million at December 31, 2011 and 2010, respectively, and is included in other assets, net in the accompanying consolidated balance sheets. Included in the Company’s results of operations is the Company’s equity in pre-tax earnings from all of its investments in unconsolidated affiliates, which was $49.5 million, $45.4 million and $36.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information
14.	Segment Information

The Company operates in three distinct operating segments, represented by hospital operations (which includes its general acute care hospitals and related healthcare entities that provide inpatient and outpatient healthcare services), home care agency operations (which provide in-home outpatient care), and hospital management services (which provides executive management and consulting services to non-affiliated acute care hospitals). Only the hospital operations segment meets the criteria as a separate reportable segment. The financial information for the home care agencies and hospital management services segments do not meet the quantitative thresholds for a separate identifiable reportable segment and are combined into the corporate and all other reportable segment.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies in Note 1. Expenditures for segment assets are reported on an accrual basis, which includes amounts that are reflected in accounts payable. Substantially all depreciation and amortization as reflected in the consolidated statements of income relates to the hospital operations segment.

The distribution between reportable segments of the Company’s net operating revenues, income from continuing operations before income taxes, expenditures for segment assets and total assets is summarized in the following tables (in thousands):

	Year Ended December 31,
	2011	2010	2009
Net operating revenues:
Hospital operations	$11,631,382	$10,813,383	$10,065,457
Corporate and all other	274,830	279,039	268,044

	$11,906,212	$11,092,422	$10,333,501

Income from continuing operations before income taxes:
Hospital operations	$720,215	$662,303	$590,389
Corporate and all other	(246,668)	(143,409)	(142,727)

	$473,547	$518,894	$447,662

Expenditures for segment assets:
Hospital operations	$737,391	$646,509	$543,969
Corporate and all other	39,322	20,869	15,105

	$776,713	$667,378	$559,074

	December 31,
	2011	2010
Total assets:
Hospital operations	$13,984,964	$13,398,314
Corporate and all other	1,223,876	1,299,809

	$15,208,840	$14,698,123

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
15.	Commitments and Contingencies

Construction and Other Capital Commitments. Pursuant to hospital purchase agreements in effect as of December 31, 2011, and where final certificate of need approval has been obtained, the Company is required to build replacement facilities. As required by an amendment to a lease agreement entered into in 2005, the Company agreed to build a replacement facility at its Barstow, California location with an aggregate estimated construction cost, including equipment costs, of approximately $73.5 million. Of this amount, approximately $49.3 million has been expended through December 31, 2011. This project is expected to be completed in 2012. The Company has agreed, as part of an acquisition in 2007, to build a replacement hospital in Valparaiso, Indiana with an aggregate estimated construction cost, including equipment costs, of approximately $208.7 million. Of this amount, approximately $137.0 million has been expended through December 31, 2011. This project is expected to be completed in 2012. The Company has agreed, as part of an acquisition in 2009, to build a replacement hospital in Siloam Springs, Arkansas with an aggregate estimated construction cost, including equipment costs, of approximately $35.0 million. Of this amount, approximately $24.0 million has been expended through December 31, 2011. This project is required to be completed in 2013. In October 2008, after the purchase of the noncontrolling owner’s interest in the Company’s Birmingham, Alabama facility, the Company initiated the purchase of a site, which includes a partially constructed hospital structure, for a potential replacement for the existing Birmingham facility. In September 2010, the Company received approval of its request for a certificate of need from the Alabama Certificate of Need Review Board; however, this certificate of need remains subject to an appeal process. The Company’s estimated construction costs, including the acquisition of the site and equipment costs, are approximately $280.0 million for the Birmingham replacement facility. Of this amount, approximately $3.5 million has been expended through December 31, 2011. In addition, under other purchase agreements outstanding at December 31, 2011, the Company has committed to spend approximately $652.5 million for costs such as capital improvements, equipment, selected leases and physician recruiting. These commitments are required to be fulfilled generally over a five to seven year period after acquisition. Through December 31, 2011, the Company has spent approximately $247.8 million related to these commitments.

Physician Recruiting Commitments. As part of its physician recruitment strategy, the Company provides income guarantee agreements to certain physicians who agree to relocate to its communities and commit to remain in practice there. Under such agreements, the Company is required to make payments to the physicians in excess of the amounts they earned in their practice up to the amount of the income guarantee. These income guarantee periods are typically for 12 months. Such payments are recoverable by the Company from physicians who do not fulfill their commitment period, which is typically three years, to the respective community. At December 31, 2011, the maximum potential amount of future payments under these guarantees in excess of the liability recorded is $27.4 million.

Professional Liability Claims. As part of the Company’s business of owning and operating hospitals, it is subject to legal actions alleging liability on its part. The Company accrues for losses resulting from such liability claims, as well as loss adjustment expenses that are out-of-pocket and directly related to such liability claims. These direct out-of-pocket expenses include fees of outside counsel and experts. The Company does not accrue for costs that are part of corporate overhead, such as the costs of in-house legal and risk management departments. The losses resulting from professional liability claims primarily consist of estimates for known claims, as well as estimates for incurred but not reported claims. The estimates are based on specific claim facts, historical claim reporting and payment patterns, the nature and level of hospital operations and actuarially determined projections. The actuarially determined projections are based on the Company’s actual claim data, including historic reporting and payment patterns which have been gathered over an approximate 20-year period. As discussed below, since the Company purchases excess insurance on a claims-made basis that transfers risk to third-party insurers, the liability it accrues does include an amount for the losses covered by its excess insurance. The Company also records a receivable for the expected reimbursement of losses covered by excess insurance. Since the Company believes that the amount and timing of its future claims payments are reliably determinable, it discounts the amount accrued for losses resulting from professional liability claims using the risk-free interest rate corresponding to the timing of expected payments.

The net present value of the projected payments was discounted using a weighted-average risk-free rate of 1.2%, 1.3% and 1.4% in 2011, 2010 and 2009, respectively. This liability is adjusted for new claims information in the period such information becomes known. The Company’s estimated liability for the self-insured portion of professional and general liability claims was $567.8 million and $489.2 million as of December 31, 2011 and 2010, respectively. The estimated undiscounted claims liability was $595.7 million and $513.2 million as of December 31, 2011 and 2010, respectively. The current portion of the liability for self-insured portion of professional and general liability claims was $98.1 million and $82.9 million as of December 31, 2011 and 2010, respectively, and is included in other accrued liabilities in the accompanying consolidated balance sheets. Professional malpractice expense includes the losses resulting from professional liability claims and loss adjustment expense, as well as paid excess insurance premiums, and is presented within other operating expenses in the accompanying consolidated statements of income.

The Company’s processes for obtaining and analyzing claims and incident data are standardized across all of its hospitals and have been consistent for many years. The Company monitors the outcomes of the medical care services that it provides and for each reported claim, the Company obtains various information concerning the facts and circumstances related to that claim. In addition, the Company routinely monitors current key statistics and volume indicators in its assessment of utilizing historical trends. The average lag period between claim occurrence and payment of a final settlement is between four and five years, although the facts and circumstances of individual claims could result in the timing of such payments being different from this average. Since claims are paid promptly after settlement with the claimant is reached, settled claims represent less than 1.0% of the total liability at the end of any period.

For purposes of estimating its individual claim accruals, the Company utilizes specific claim information, including the nature of the claim, the expected claim amount, the year in which the claim occurred and the laws of the jurisdiction in which the claim occurred. Once the case accruals for known claims are determined, information is stratified by loss layers and retentions, accident years, reported years, geography and claims relating to the acquired Triad hospitals versus claims relating to the Company’s other hospitals. Several actuarial methods are used against this data to produce estimates of ultimate paid losses and reserves for incurred but not reported claims. Each of these methods uses company-specific historical claims data and other information. This company-specific data includes information regarding the Company’s business, including historical paid losses and loss adjustment expenses, historical and current case loss reserves, actual and projected hospital statistical data, a variety of hospital census information, employed physician information, professional liability retentions for each policy year, geographic information and other data.

Based on these analyses the Company determines its estimate of the professional liability claims. The determination of management’s estimate, including the preparation of the reserve analysis that supports such estimate, involves subjective judgment of the management. Changes in reserving data or the trends and factors that influence reserving data may signal fundamental shifts in the Company’s future claim development patterns or may simply reflect single-period anomalies. Even if a change reflects a fundamental shift, the full extent of the change may not become evident until years later. Moreover, since the Company’s methods and models use different types of data and the Company selects its liability from the results of all of these methods, it typically cannot quantify the precise impact of such factors on its estimates of the liability. Due to the Company’s standardized and consistent processes for handling claims and the long history and depth of company-specific data, the Company’s methodologies have produced reliably determinable estimates of ultimate paid losses.

The Company is primarily self-insured for these claims; however, the Company obtains excess insurance that transfers the risk of loss to a third-party insurer for claims in excess of self-insured retentions. The Company’s excess insurance is underwritten on a claims-made basis. For claims reported prior to June 1, 2002, substantially all of the Company’s professional and general liability risks were subject to a $0.5 million per occurrence self-insured retention and for claims reported from June 1, 2002 through June 1, 2003, these self-insured retentions were $2.0 million per occurrence. Substantially all claims reported after June 1, 2003 and before June 1, 2005 are self-insured up to $4 million per claim. Substantially all claims reported on or after June 1, 2005 are self-insured up to $5 million per claim. Management on occasion has selectively increased the insured risk at certain hospitals based upon insurance pricing and other factors and may continue that practice in the future. Excess insurance for all hospitals has been purchased through commercial insurance companies and generally covers the Company for liabilities in excess of the self-insured retentions. The excess coverage consists of multiple layers of insurance, the sum of which totals up to $95 million per occurrence and in the aggregate for claims reported on or after June 1, 2003 and up to $145 million per occurrence and in the aggregate for claims incurred and reported after January 1, 2008. For certain policy years, if the first aggregate layer of excess coverage becomes fully utilized, then the Company’s self-insured retention could increase to $10 million per claim for any subsequent claims in that policy year until the Company’s total aggregate coverage is met.

Effective January 1, 2008, the former Triad hospitals are insured on a claims-made basis as described above and through commercial insurance companies as described above for substantially all claims occurring on or after January 1, 2002 and reported on or after January 1, 2008. Substantially all losses for the former Triad hospitals in periods prior to May 1999 were insured through a wholly-owned insurance subsidiary of HCA, Triad’s owner prior to that time, and excess loss policies maintained by HCA. HCA has agreed to indemnify the former Triad hospitals in respect of claims covered by such insurance policies arising prior to May 1999. After May 1999 through December 31, 2006, the former Triad hospitals obtained insurance coverage on a claims incurred basis from HCA’s wholly-owned insurance subsidiary, with excess coverage obtained from other carriers that is subject to certain deductibles. Effective for claims incurred after December 31, 2006, Triad began insuring its claims from $1 million to $5 million through its wholly-owned captive insurance company, replacing the coverage provided by HCA. Substantially all claims occurring during 2007 were self-insured up to $10 million per claim.

Legal Matters. The Company is a party to various legal proceedings incidental to its business. In the opinion of management, any ultimate liability with respect to these actions will not have a material adverse effect on the Company’s consolidated financial position, cash flows or results of operations. With respect to all litigation matters, the Company considers the likelihood of a negative outcome. If the Company determines the likelihood of a negative outcome is probable and the amount of the loss can be reasonably estimated, the Company records an estimated loss for the expected outcome of the litigation. If the likelihood of a negative outcome is reasonably possible and the Company is able to determine an estimate of the possible loss or a range of loss, the Company discloses that fact together with the estimate of the possible loss or range of loss. However, it is difficult to predict the outcome or estimate a possible loss or range of loss in some instances because litigation is subject to significant uncertainties.

Reasonably Possible Contingencies

For all of the legal matters below, the Company believes that a negative outcome is reasonably possible, but the Company is unable to determine an estimate of the possible loss or a range of loss.

On February 10, 2006, the Company received a letter from the Civil Division of the Department of Justice requesting documents in an investigation it was conducting involving the Company. The inquiry related to the way in which different state Medicaid programs apply to the federal government for matching or supplemental funds that are ultimately used to pay for a small portion of the services provided to Medicaid and indigent patients. These programs are referred to by different names, including “intergovernmental payments,” “upper payment limit programs,” and “Medicaid disproportionate share hospital payments.” The February 2006 letter focused on the Company’s hospitals in three states: Arkansas, New Mexico, and South Carolina. On August 31, 2006, the Company received a follow up letter from the Department of Justice requesting additional documents relating to the programs in New Mexico and the payments to the Company’s three hospitals in that state. Through the beginning of 2009, the Company provided the Department of Justice with requested documents, met with its personnel on numerous occasions, and otherwise cooperated in its investigation. During the course of the investigation, the Civil Division notified the Company that it believed that the Company and its three New Mexico hospitals caused the State of New Mexico to submit improper claims for federal funds, in violation of the Federal False Claims Act. At one point, the Civil Division calculated that the three hospitals received ineligible federal participation payments from August 2000 to June 2006 of approximately $27.5 million and said that if it proceeded to trial, it would seek treble damages plus an appropriate penalty for each of the violations of the Federal False Claims Act. This investigation has culminated in the federal government’s intervention in a qui tam lawsuit styled U.S. ex rel. Baker vs. Community Health Systems, Inc., pending in the United States District Court for the District of New Mexico. The federal government filed its complaint in intervention on June 30, 2009. The relator filed a second amended complaint on July 1, 2009. Both of these complaints expand the time period during which alleged improper payments were made. The Company filed motions to dismiss all of the federal government’s and the relator’s claims on August 28, 2009. On March 19, 2010, the court granted in part and denied in part the Company’s motion to dismiss as to the relator’s complaint. On July 7, 2010, the court denied the Company’s motion to dismiss the federal government’s complaint in intervention. On July 21, 2010, the Company filed its answer and pretrial discovery began. On June 2, 2011, the relator filed a Third Amended Complaint adding subsidiaries Community Health Systems Professional Services Corporation and CHS/Community Health Systems, Inc. as defendants. On June 6, 2011, the government filed its First Amended Complaint in intervention adding Community Health Systems Professional Services Corporation as a defendant. Discovery is closed. The deadline for filing of Motions for Summary Judgment is March 27, 2012 and there is currently no trial date set. The Company is vigorously defending this action.

On June 12, 2008, two of the Company’s hospitals received letters from the United States Attorney’s Office for the Western District of New York requesting documents in an investigation it is conducting into billing practices with respect to kyphoplasty procedures performed during the period January 1, 2002, through June 9, 2008. On September 16, 2008, one of the Company’s hospitals in South Carolina also received an inquiry. Kyphoplasty is a surgical spine procedure that returns a compromised vertebrae (either from trauma or osteoporotic disease process) to its previous height, reducing or eliminating severe pain. The Company has been informed that similar investigations have been initiated at unaffiliated facilities in Alabama, South Carolina, Indiana and other states. The Company believes that this investigation is related to a qui tam settlement between the same United States Attorney’s office and the manufacturer and distributor of the Kyphon product, which is used in performing the kyphoplasty procedure. The Company is cooperating with the investigation and continuing to evaluate and discuss this matter with the federal government.

Matters for which an Outcome Cannot be Assessed

For all of the legal matters below, the Company cannot at this time assess what the outcome may be and is further unable to determine any estimate of loss or range of loss. Because the investigations are at a very preliminary stage, there are not sufficient facts available to make these assessments.

On April 8, 2011, the Company received a document subpoena, dated March 31, 2011, from the United States Department of Health and Human Services, Office of Inspector General (the “OIG”), in connection with an investigation of possible improper claims submitted to Medicare and Medicaid. The subpoena, issued from the OIG’s Chicago, Illinois office, requested documents from all of the Company’s hospitals and appears to concern emergency department processes and procedures, including the Company’s hospitals’ use of the Pro-MED Clinical Information System, which is a third-party software system that assists with the management of patient care and provides operational support and data collection for emergency department management and has the ability to track discharge, transfer and admission recommendations of emergency department physicians. The subpoena also requested other information about the Company’s relationships with emergency department physicians, including financial arrangements. The subpoena’s requests were very similar to those contained in the Civil Investigative Demands received by the Company’s Texas hospitals from the Office of the Attorney General of the State of Texas on November 15, 2010. The Company is continuing to cooperate with the government (including production of documents and interviews with witnesses) in this investigation.

On April 11, 2011, Tenet Healthcare Corporation (“Tenet”) filed suit against the Company, Wayne T. Smith and W. Larry Cash in the United States District Court for the Northern District of Texas. The suit alleged the Company committed violations of certain federal securities laws by making certain statements in various proxy materials filed with the SEC in connection with the Company’s offer to purchase Tenet. Tenet alleged that the Company engaged in a practice to under-utilize observation status and over-utilize inpatient admission status and asserts that by doing so, the Company created undisclosed financial and legal liability to federal, state and private payors. The suit seeks declaratory and injunctive relief and Tenet’s costs. On April 19, 2011, the Company filed a motion to dismiss the complaint. On April 28, 2011, the Company responded to the allegations during its earnings release conference call as discussed in the Company’s Form 8-K furnished on April 28, 2011. On May 16, 2011, Tenet filed an amended complaint. On June 29, 2011, the Company filed a motion to dismiss the amended complaint. A hearing on the Company’s motion to dismiss occurred on September 8, 2011. The court took this matter under advisement. The Company will continue to vigorously defend this suit.

On April 22, 2011, a joint motion was filed by the relator and the United States Department of Justice in the case styled United States ex rel. and Reuille vs. Community Health Systems Professional Services Corporation and Lutheran Musculoskeletal Center, LLC d/b/a Lutheran Hospital, in the United States District Court for the Northern District of Indiana, Fort Wayne Division. The lawsuit was originally filed under seal on January 7, 2009. The suit is brought under the False Claims Act and alleges that Lutheran Hospital of Indiana billed the Medicare program for (a) false 23 hour observation after outpatient surgeries and procedures, and (b) intentional assignment of inpatient status to one-day stays for cases that do not meet Medicare criteria for inpatient intensity of service or severity of illness. The relator had worked in the case management department of Lutheran Hospital of Indiana but was reassigned to another department in the fall of 2006. This facility was acquired by the Company as part of the July 25, 2007 merger transaction with Triad. The complaint also includes allegations of age discrimination in Ms. Reuille’s 2006 reassignment and retaliation in connection with her resignation on October 1, 2008. The Company had cooperated fully with the government in its investigation of this matter, but had been unaware of the exact nature of the allegations in the complaint. On December 27, 2010, the government filed a notice that it declined to intervene in this suit. The motion contained additional information about how the government intended to proceed with an investigation regarding “allegations of improper billing for inpatient care at other hospitals associated with Community Health Systems, Inc. . . . asserted in other qui tam complaints in other jurisdictions.” The motion stated that the Department of Justice has “consolidated its investigations” of the Company and other related entities and that “the Civil Division of the Department of Justice, multiple United States Attorneys’ offices, and the Office of Inspector General for the Department of Health and Human Services (the “HHS”) are now closely coordinating their investigation of these overlapping allegations. The Attorney General of Texas has initiated an investigation; the United States intends to work cooperatively with Texas and any other States investigating these allegations.” The motion also stated that the Office of Audit Services for the Office of Investigations for HHS has been engaged to conduct a national audit of certain of the Company’s Medicare claims. The government confirmed that it considers the allegations made in the complaint styled Tenet Healthcare Corporation vs. Community Health Systems, Inc., et al. filed in the United States District Court for the Northern District of Texas, Dallas Division on April 11, 2011 to be related to the allegations in the qui tam and to what the government is now describing as a consolidated investigation. Because qui tam suits are filed “under seal,” no one but the relator and the government knows that the suit has been filed or what allegations are being made by the relator on behalf of the government. Initially, the government has 60 days to make a determination about whether to intervene in a case and to act as the plaintiff or to decline to intervene and allow the relator to act as the plaintiff in the suit, but extensions of time are frequently granted to allow the government additional time to investigate the allegations. Even if, in the course of an investigation, the court partially unseals a complaint to allow the government and a defendant to work to a resolution of the complaint’s allegations, the defendant is prohibited from revealing to anyone even that the partial unsealing has occurred. As the investigation proceeds, the Company may learn of additional qui tam suits filed against the Company or its affiliated hospitals or related entities, or that contact letters, document requests, or medical record requests the Company has received in the past from various governmental agencies are generated from qui tam cases filed under seal. The motion filed on April 22, 2011 concluded by requesting a stay of the litigation in the Reuille case for 180 days, and on April 25, 2011, the court granted the motion. The Company’s management company subsidiary, Community Health Systems Professional Services Corporation, the defendant in the Reuille case, consented to the request for the stay. On October 19, 2011, the government filed an application to transfer the Reuille case to the Middle District of Tennessee or for an extension of the stay for an additional 180 days. The Company agreed that a stay for an additional, but shorter period of time, 90 days, was appropriate, but did not consent to the transfer of the case. The Company’s response setting forth the Company’s legal arguments was filed on October 24, 2011. On November 1, 2011, the court denied the motion to transfer the matter and extended the stay until April 30, 2012. The Company is cooperating fully with the government in its investigations.

Three purported class action shareholder federal securities cases have been filed in the United States District Court for the Middle District of Tennessee; namely, Norfolk County Retirement System v. Community Health Systems, Inc., Wayne T. Smith and W. Larry Cash, filed May 5, 2011; De Zheng v. Community Health Systems, Inc., Wayne T. Smith and W. Larry Cash, filed May 12, 2011; and Minneapolis Firefighters Relief Association v. Community Health Systems, Inc., Wayne T. Smith, W. Larry Cash and Thomas Mark Buford, filed June 2, 2011. All three seek class certification on behalf of purchasers of the Company’s common stock between July 27, 2006 and April 11, 2011 and allege that misleading statements resulted in artificially inflated prices for the Company’s common stock. On September 20, 2011, all three were assigned to the same judge as related cases. On December 28, 2011, the court consolidated all three shareholder cases for pretrial purposes, selected NYC Funds as lead plaintiffs, and selected NYC Funds’ counsel as lead plaintiffs’ counsel. The parties are in the process of negotiating operative dates for these consolidated shareholder federal securities actions, including dates for the filing of an operative consolidated complaint and related briefing. Three purported shareholder derivative actions have also been filed in the United States District Court for the Middle District of Tennessee; Plumbers and Pipefitters Local Union No. 630 Pension Annuity Trust Fund v. Wayne T. Smith, W. Larry Cash, T. Mark Buford, John A. Clerico, James S. Ely III, John A. Fry, William Norris Jennings, Julia B. North and H. Mitchell Watson, Jr., filed May 24, 2011; Roofers Local No. 149 Pension Fund v. Wayne T. Smith, W. Larry Cash, John A. Clerico, James S. Ely, III, John A. Fry, William Norris Jennings, Julia B. North and H. Mitchell Watson, Jr., filed June 21, 2011; and Lambert Sweat v. Wayne T. Smith, W. Larry Cash, T. Mark Buford, John A. Clerico, James S. Ely, III, John A. Fry, William Norris Jennings, Julia B. North, H. Mitchell Watson, Jr. and Community Health Systems, Inc., filed October 5, 2011. These three cases allege breach of fiduciary duty arising out of allegedly improper inpatient admission practices, mismanagement, waste and unjust enrichment. On September 28, 2011, the court ordered that the Plumbers and Pipefitters Local Union No. 630 Pension Annuity Trust Fund action and the Roofers Local No. 149 Pension Fund action be consolidated for pretrial purposes, and appointed the derivative plaintiffs’ lead counsel. On November 29, 2011, the court ordered that the Lambert Sweat action be consolidated with the Plumbers and Roofers consolidated derivative actions. Plaintiffs are expected to file an operative amended derivative complaint in these three consolidated actions on or about March 15, 2012. The Company believes all of these matters are without merit and will vigorously defend them.

The Company incurred the following pre-tax charges in connection with the Tenet acquisition lawsuit, government investigations and shareholder lawsuits relating to possible improper claims submitted to Medicare and Medicaid (in thousands):

	Year Ended December 31,
	2011	2010	2009
Professional fees and other related costs	$15,317	$—	$—

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events

The Company evaluated all material events occurring subsequent to the balance sheet date for events requiring disclosure or recognition in the consolidated financial statements.

Effective January 1, 2012, one or more subsidiaries of the Company completed the acquisition of Moses Taylor Healthcare System, located in northeast Pennsylvania. This healthcare system includes Moses Taylor Hospital in Scranton, Pennsylvania (217 licensed beds) and Mid-Valley Hospital in Peckville, Pennsylvania (25 licensed beds). The total cash consideration paid at closing for long-lived assets was approximately $152.0 million and for preliminary net working capital was approximately $10.0 million.

On January 24, 2012, the Company announced that one or more subsidiaries of the Company have executed a definitive agreement to acquire substantially all of the assets of Memorial Health Systems in York, Pennsylvania. Memorial Health Systems includes 100-bed Memorial Hospital, the Surgical Center of York and other outpatient and ancillary services.

On February 2, 2012, the Company completed an additional amendment and restatement of the Credit Facility, which extended by two and a half years, until January 25, 2017, the maturity date of an additional $1.6 billion of the existing non-extended term loans under the Credit Facility and increased the pricing on the newly extended term loans by 125 basis points. The maturity date of the balance of the term loans of approximately $2.9 billion remained unchanged at July 25, 2014.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
17.	Quarterly Financial Data (Unaudited)

	Quarter
	1st	2nd	3rd	4th	Total
	(in thousands, except share and per share data)
Year ended December 31, 2011:
Net operating revenues(1)	$2,954,083	$3,000,827	$2,945,477	$3,005,825	$11,906,212
Income from continuing operations before income taxes	135,697	137,695	132,517	67,638	473,547
Income from continuing operations	91,605	92,874	95,800	55,615	335,894
Loss from discontinued operations	(13,280)	(39,327)	(3,169)	(2,495)	(58,271)
Net income attributable to Community Health Systems, Inc	$61,324	$35,389	$74,304	$30,931	$201,948
Basic earnings per share attributable to Community Health Systems, Inc. common stockholders(2):
Continuing operations	$0.82	$0.82	$0.87	$0.38	$2.89
Discontinued operations	(0.15)	(0.43)	(0.04)	(0.03)	(0.65)

Net income	$0.67	$0.39	$0.83	$0.35	$2.24

Diluted earnings per share attributable to Community Health Systems, Inc. common stockholders(2):
Continuing operations	$0.81	$0.81	$0.86	$0.38	$2.87
Discontinued operations	(0.14)	(0.43)	(0.04)	(0.03)	(0.64)

Net income	$0.67	$0.39	$0.83	$0.35	$2.23

Weighted-average number of shares:
Basic	91,008,405	91,130,672	89,412,310	88,344,566	89,966,933
Diluted	92,136,819	91,783,725	89,857,583	88,913,813	90,666,348
Year ended December 31, 2010:
Net operating revenues	$2,702,111	$2,713,644	$2,772,311	$2,904,356	$11,092,422
Income from continuing operations before taxes	123,906	131,140	131,328	132,520	518,894
Income from continuing operations	84,357	88,379	88,009	94,468	355,213
Gain (loss) from discontinued operations	639	(2,037)	(3,155)	(2,219)	(6,772)
Net income attributable to Community Health Systems, Inc	$70,007	$70,065	$70,401	$69,510	$279,983
Basic earnings per share attributable to Community Health Systems, Inc. common stockholders(2):
Continuing operations	$0.76	$0.77	$0.80	$0.79	$3.13
Discontinued operations	0.01	(0.02)	(0.03)	(0.02)	(0.07)

Net income	$0.76	$0.75	$0.77	$0.77	$3.05

Diluted earnings per share attributable to Community Health Systems, Inc. common stockholders(2):
Continuing operations	$0.75	$0.76	$0.80	$0.78	$3.08
Discontinued operations	0.01	(0.02)	(0.03)	(0.02)	(0.07)

Net income	$0.75	$0.74	$0.76	$0.76	$3.01

Weighted-average number of shares:
Basic	91,615,275	93,358,771	91,484,466	90,422,331	91,718,791
Diluted	92,836,451	94,711,919	92,462,702	91,778,801	92,946,048

(1)	Net operating revenues for the quarter ended September 30, 2011 have been restated to reflect the reclassification of electronic health records incentive reimbursement, which was changed during the fourth quarter of 2011 as a reduction of operating expenses. This reclassification decreased net operating revenues and operating expenses by $40.2 million, and had no impact on income from continuing operations or net income as previously reported. Management does not believe this reclassification is material.
(2)	Total per share amounts may not add due to rounding.

Supplemental Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2011
Supplemental Financial Information [Abstract]
Supplemental Condensed Consolidating Financial Information
18.	Supplemental Condensed Consolidating Financial Information

In 2007, CHS issued the 8  7/8% Senior Notes in the aggregate principal amount of approximately $3.0 billion. In 2011, CHS issued the 8% Senior Notes in the aggregate principal amount of $1.0 billion, the proceeds from which were used to purchase $1.0 billion of the 8  7/8% Senior Notes. These 8  7/8% Senior Notes and 8% Senior Notes are senior unsecured obligations of CHS and are guaranteed on a senior basis by the Company and by certain of its existing and subsequently acquired or organized 100% owned domestic subsidiaries.

Both the 8 7 /8% Senior Notes and the 8% Senior Notes are guaranteed on a joint and several basis, with limited exceptions considered customary for such guarantees, including the release of the guarantee when a subsidiary’s assets used in operations are sold. The following condensed consolidating financial statements present Community Health Systems, Inc. (as parent guarantor), CHS (as the issuer), the subsidiary guarantors, the subsidiary non-guarantors and eliminations. These condensed consolidating financial statements have been prepared and presented in accordance with SEC Regulation S-X Rule 3-10 “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered.”

The accounting policies used in the preparation of this financial information are consistent with those elsewhere in the consolidated financial statements of the Company, except as noted below:

•	Intercompany receivables and payables are presented gross in the supplemental consolidating balance sheets.

•	Cash flows from intercompany transactions are presented in cash flows from financing activities, as changes in intercompany balances with affiliates, net.

•

Income tax expense is allocated from the parent guarantor to the income producing operations (other guarantors and non-guarantors) and the issuer through stockholders’ equity. As this approach represents an allocation, the income tax expense allocation is considered non-cash for statement of cash flow purposes.

•	Interest expense, net has been presented to reflect net interest expense and interest income from outstanding long-term debt and intercompany balances.

The Company’s intercompany activity consists primarily of daily cash transfers for purposes of cash management, the allocation of certain expenses and expenditures paid for by the parent on behalf of its subsidiaries, and the push down of investment in its subsidiaries. The Company’s subsidiaries generally do not purchase services from one another; thus, the intercompany transactions do not represent revenue generating transactions. All intercompany transactions eliminate in consolidation.

From time to time, the Company sells and/or repurchases noncontrolling interests in consolidated subsidiaries, which may change subsidiaries between guarantors and non-guarantors. Amounts for prior periods are restated to reflect the status of guarantors or non-guarantors as of December 31, 2011.

Condensed Consolidating Statement of Income

Year Ended December 31, 2011

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual allowances and discounts)	$—	$—	$7,904,497	$5,721,671	$—	$13,626,168
Provision for bad debts	—	—	1,003,252	716,704	—	1,719,956

Net operating revenues	—	—	6,901,245	5,004,967	—	11,906,212
Operating costs and expenses:
Salaries and benefits	—	—	3,065,753	2,512,172	—	5,577,925
Supplies	—	—	1,058,807	775,299	—	1,834,106
Other operating expenses	—	—	1,486,113	1,029,525	—	2,515,638
Electronic health records incentive reimbursement	—	—	(42,312)	(21,085)	—	(63,397)
Rent	—	—	124,823	129,958	—	254,781
Depreciation and amortization	—	—	393,549	259,125	—	652,674

Total operating costs and expenses	—	—	6,086,733	4,684,994	—	10,771,727

Income from operations	—	—	814,512	319,973	—	1,134,485
Interest expense, net	—	87,095	495,258	62,057	—	644,410
Loss (gain) from early extinguishment of debt	—	66,019	—	—	—	66,019
Equity in earnings of unconsolidated affiliates	(201,948)	(275,175)	(101,101)	—	528,733	(49,491)

Income from continuing operations before income taxes	201,948	122,061	420,355	257,916	(528,733)	473,547
Provision for (benefit from) income taxes	—	(79,887)	151,748	65,792	—	137,653

Income from continuing operations	201,948	201,948	268,607	192,124	(528,733)	335,894
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold	—	—	—	(7,769)	—	(7,769)
Impairment of hospitals sold	—	—	—	(47,930)	—	(47,930)
Loss on sale, net	—	—	—	(2,572)	—	(2,572)

(Loss) income from discontinued operations, net of taxes	—	—	—	(58,271)	—	(58,271)

Net income	201,948	201,948	268,607	133,853	(528,733)	277,623
Less: Net income attributable to noncontrolling interests	—	—	—	75,675	—	75,675

Net income attributable to Community Health Systems, Inc.	$201,948	$201,948	$268,607	$58,178	$(528,733)	$201,948

Condensed Consolidating Statement of Income Year Ended December 31, 2010
	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual allowances and discounts)	$—	$—	$7,271,078	$5,352,196	$—	$12,623,274
Provision for bad debts	—	—	901,580	629,272	—	1,530,852

Net operating revenues	—	—	6,369,498	4,722,924	—	11,092,422
Operating costs and expenses:
Salaries and benefits	—	—	2,792,543	2,301,224	—	5,093,767
Supplies	—	—	989,241	748,847	—	1,738,088
Other operating expenses	—	—	1,295,527	1,000,536	—	2,296,063
Electronic health records incentive reimbursement	—	—	—	—	—	—
Rent	—	—	118,215	130,248	—	248,463
Depreciation and amortization	—	—	348,037	246,960	—	594,997

Total operating costs and expenses	—	—	5,543,563	4,427,815	—	9,971,378

Income from operations	—	—	825,935	295,109	—	1,121,044

Interest expense, net	—	113,464	477,418	56,711	—	647,593
Loss (gain) from early extinguishment of debt	—	—	—	—	—	—
Equity in earnings of unconsolidated affiliates	(279,983)	(312,730)	(142,174)	—	689,444	(45,443)

Income from continuing operations before income taxes	279,983	199,266	490,691	238,398	(689,444)	518,894
Provision for (benefit from) income taxes	—	(80,717)	180,574	63,824	—	163,681

Income from continuing operations	279,983	279,983	310,117	174,574	(689,444)	355,213
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold	—	—	—	(6,772)	—	(6,772)
Impairment of hospitals sold	—	—	—	—	—	—
Loss on sale, net	—	—	—	—	—	—

(Loss) income from discontinued operations, net of taxes	—	—	—	(6,772)	—	(6,772)

Net income	279,983	279,983	310,117	167,802	(689,444)	348,441
Less: Net income attributable to noncontrolling interests	—	—	—	68,458	—	68,458

Net income attributable to Community Health Systems, Inc.	$279,983	$279,983	$310,117	$99,344	$(689,444)	$279,983

Condensed Consolidating Statement of Income Year Ended December 31, 2009
	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual allowances and discounts)	$—	$—	$6,763,647	$4,978,807	$—	$11,742,454
Provision for bad debts	—	—	841,342	567,611	—	1,408,953

Net operating revenues	—	—	5,922,305	4,411,196	—	10,333,501
Operating costs and expenses:
Salaries and benefits	—	—	2,630,349	2,070,882	—	4,701,231
Supplies	—	—	933,730	716,049	—	1,649,779
Other operating expenses	—	—	1,169,896	959,185	—	2,129,081
Electronic health records incentive reimbursement	—	—	—	—	—	—
Rent	—	—	113,407	124,129	—	237,536
Depreciation and amortization	—	—	324,018	227,025	—	551,043

Total operating costs and expenses	—	—	5,171,400	4,097,270	—	9,268,670

Income from operations	—	—	750,905	313,926	—	1,064,831

Interest expense, net	—	110,507	479,458	53,643	—	643,608
Loss (gain) from early extinguishment of debt	—	(2,385)	—	—	—	(2,385)
Equity in earnings of unconsolidated affiliates	(243,150)	(259,270)	(157,491)	—	623,380	(36,531)
Impairment of long-lived and other assets	—	—	12,477	—	—	12,477

Income from continuing operations before income taxes	243,150	151,148	416,461	260,283	(623,380)	447,662
Provision for (benefit from) income taxes	—	(92,002)	159,921	73,932	—	141,851

Income from continuing operations	243,150	243,150	256,540	186,351	(623,380)	305,811
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold	—	—	(50)	1,021	—	971
Impairment of hospitals sold	—	—	—	—	—	—
Loss on sale, net	—	—	—	(405)	—	(405)

(Loss) income from discontinued operations, net of taxes	—	—	(50)	616	—	566

Net income	243,150	243,150	256,490	186,967	(623,380)	306,377
Less: Net income attributable to noncontrolling interests	—	—	—	63,227	—	63,227

Net income attributable to Community Health Systems, Inc.	$243,150	$243,150	$256,490	$123,740	$(623,380)	$243,150

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2011

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$201,948	$201,948	$268,607	$133,853	$(528,733)	$277,623

Other comprehensive income, net of taxes
Net change in fair value of interest rate swaps	55,145	55,145	—	—	(55,145)	55,145
Net change in fair value of available-for-sale securities	(960)	(960)	(960)	—	1,920	(960)
Amortization and recognition of unrecognized pension cost components	(7,737)	(7,737)	(7,737)	—	15,474	(7,737)

Other comprehensive income	46,448	46,448	(8,697)	—	(37,751)	46,448

Comprehensive income	248,396	248,396	259,910	133,853	(566,484)	324,071
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	75,675	—	75,675

Comprehensive income attributable to Community Health Systems, Inc.	$248,396	$248,396	$259,910	$58,178	$(566,484)	$248,396

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2010

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$279,983	$279,983	$310,117	$167,802	$(689,444)	$348,441

Other comprehensive income, net of taxes
Net change in fair value of interest rate swaps	(15,676)	(15,676)	—	—	15,676	(15,676)
Net change in fair value of available-for-sale securities	3,716	3,716	3,716	—	(7,432)	3,716
Amortization and recognition of unrecognized pension cost components	2,418	2,418	2,418	—	(4,836)	2,418

Other comprehensive income	(9,542)	(9,542)	6,134	—	3,408	(9,542)

Comprehensive income	270,441	270,441	316,251	167,802	(686,036)	338,899
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	68,458	—	68,458

Comprehensive income attributable to Community Health Systems, Inc.	$270,441	$270,441	$316,251	$99,344	$(686,036)	$270,441

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2009

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$243,150	$243,150	$256,490	$186,967	$(623,380)	$306,377

Other comprehensive income, net of taxes
Net change in fair value of interest rate swaps	76,225	76,225	—	—	(76,225)	76,225
Net change in fair value of available-for-sale securities	412	412	412	—	(824)	412
Amortization and recognition of unrecognized pension cost components	(2,447)	(2,447)	(2,447)	—	4,894	(2,447)

Other comprehensive income	74,190	74,190	(2,035)	—	(72,155)	74,190

Comprehensive income	317,340	317,340	254,455	186,967	(695,535)	380,567
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	63,227	—	63,227

Comprehensive income attributable to Community Health Systems, Inc.	$317,340	$317,340	$254,455	$123,740	$(695,535)	$317,340

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent		Other	Non-
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$14,536	$115,329	$—	$129,865
Patient accounts receivable, net of allowance for doubtful accounts	—	—	1,088,121	746,046	—	1,834,167
Supplies	—	—	215,203	131,408	—	346,611
Deferred income taxes	89,797	—	—	—	—	89,797
Prepaid expenses and taxes	101,389	117	83,983	28,513	—	214,002
Other current assets	—	10,235	141,192	80,220	—	231,647

Total current assets	191,186	10,352	1,543,035	1,101,516	—	2,846,089

Intercompany receivable	1,160,785	9,294,295	1,741,928	1,672,003	(13,869,011)	—

Property and equipment, net	—	—	4,395,498	2,460,478	—	6,855,976

Goodwill	—	—	2,412,517	1,852,328	—	4,264,845

Other assets, net of accumulated amortization	—	99,521	523,645	618,764	—	1,241,930

Net investment in subsidiaries	1,758,458	6,413,757	2,450,625	—	(10,622,840)	—

Total assets	$3,110,429	$15,817,925	$13,067,248	$7,705,089	$(24,491,851)	$15,208,840

LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$—	$49,954	$9,625	$4,127	$—	$63,706
Accounts payable	—	345	511,145	237,507	—	748,997
Deferred income taxes	—	—	—	—	—	—
Accrued interest	—	109,984	131	6	—	110,121
Accrued liabilities	7,580	567	662,746	317,422	—	988,315

Total current liabilities	7,580	160,850	1,183,647	559,062	—	1,911,139

Long-term debt	—	8,707,805	49,184	25,809	—	8,782,798

Intercompany payable	—	4,936,587	9,290,461	6,229,469	(20,456,517)	—

Deferred income taxes	704,725	—	—	—	—	704,725

Other long-term liabilities	1,028	254,228	433,119	261,615	—	949,990

Total liabilities	713,333	14,059,470	10,956,411	7,075,955	(20,456,517)	12,348,652

Redeemable noncontrolling interests in equity of consolidated subsidiaries	—	—	—	395,743	—	395,743

Equity:
Community Health Systems, Inc. stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	915	—	1	2	(3)	915
Additional paid-in capital	1,086,008	701,399	769,841	59,941	(1,531,181)	1,086,008
Treasury stock, at cost	(6,678)	—	—	—	—	(6,678)

Accumulated other comprehensive (loss) income	(184,479)	(184,479)	(21,687)	—	206,166	(184,479)
Retained earnings	1,501,330	1,241,535	1,362,682	106,099	(2,710,316)	1,501,330

Total Community Health Systems, Inc. stockholders’ equity	2,397,096	1,758,455	2,110,837	166,042	(4,035,334)	2,397,096
Noncontrolling interests in equity of consolidated subsidiaries	—	—	—	67,349	—	67,349

Total equity	2,397,096	1,758,455	2,110,837	233,391	(4,035,334)	2,464,445

Total liabilities and equity	$3,110,429	$15,817,925	$13,067,248	$7,705,089	$(24,491,851)	$15,208,840

Condensed Consolidating Balance Sheet

December 31, 2010

	Parent		Other	Non-
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$213,117	$86,052	$—	$299,169
Patient accounts receivable, net of allowance for doubtful accounts	—	—	969,928	744,614	—	1,714,542
Supplies	—	—	193,902	135,212	—	329,114
Deferred income taxes	115,819	—	—	—	—	115,819
Prepaid expenses and taxes	118,464	116	88,647	11,991	—	219,218
Other current assets	—	41	137,113	56,177	—	193,331

Total current assets	234,283	157	1,602,707	1,034,046	—	2,871,193

Intercompany receivable	1,079,294	9,002,158	1,424,734	1,370,494	(12,876,680)	—

Property and equipment, net	—	—	3,889,651	2,434,786	—	6,324,437

Goodwill	—	—	2,331,452	1,818,795	—	4,150,247

Other assets, net of accumulated amortization	—	131,352	438,131	782,763	—	1,352,246

Net investment in subsidiaries	1,510,063	5,267,860	1,944,795	—	(8,722,718)	—

Total assets	$2,823,640	$14,401,527	$11,631,470	$7,440,884	$(21,599,398)	$14,698,123

LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$—	$49,953	$11,070	$2,116	$—	$63,139
Accounts payable	—	—	361,088	165,250	—	526,338
Deferred income taxes	8,882	—	—	—	—	8,882
Accrued interest	—	146,297	116	2	—	146,415
Accrued liabilities	7,595	567	567,101	322,003	—	897,266

Total current liabilities	16,477	196,817	939,375	489,371	—	1,642,040

Long-term debt	—	8,734,473	44,831	29,078	—	8,808,382

Intercompany payable	—	3,619,651	8,424,670	6,086,227	(18,130,548)	—

Deferred income taxes	608,177	—	—	—	—	608,177

Other long-term liabilities	9,522	340,526	371,667	279,960	—	1,001,675

Total liabilities	634,176	12,891,467	9,780,543	6,884,636	(18,130,548)	12,060,274

Redeemable noncontrolling interests in equity of consolidated subsidiaries	—	—	—	387,472	—	387,472

Equity:
Community Health Systems, Inc. stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	936	—	1	2	(3)	936
Additional paid-in capital	1,126,751	640,683	685,921	39,693	(1,366,297)	1,126,751
Treasury stock, at cost	(6,678)	—	—	—	—	(6,678)

Accumulated other comprehensive (loss) income	(230,927)	(230,927)	(12,990)	—	243,917	(230,927)
Retained earnings	1,299,382	1,100,304	1,177,995	68,169	(2,346,468)	1,299,382

Total Community Health Systems, Inc. stockholders’ equity	2,189,464	1,510,060	1,850,927	107,864	(3,468,851)	2,189,464
Noncontrolling interests in equity of consolidated subsidiaries	—	—	—	60,913	—	60,913

Total equity	2,189,464	1,510,060	1,850,927	168,777	(3,468,851)	2,250,377

Total liabilities and equity	$2,823,640	$14,401,527	$11,631,470	$7,440,885	$(21,599,399)	$14,698,123

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011

	Parent		Other	Non-
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(41,780)	$(111,011)	$840,582	$574,117	$—	$1,261,908

Cash flows from investing activities:
Acquisitions of facilities and other related equipment	—	—	(370,243)	(45,117)	—	(415,360)
Purchases of property and equipment	—	—	(440,754)	(335,959)	—	(776,713)
Proceeds from disposition of hospitals and other ancillary operations	—	—	—	173,387	—	173,387
Proceeds from sale of property and equipment	—	—	2,283	8,877	—	11,160
Increase in other investments	—	(10,000)	(129,852)	(48,397)	—	(188,249)

Net cash used in investing activities	—	(10,000)	(938,566)	(247,209)	—	(1,195,775)

Cash flows from financing activities:
Proceeds from exercise of stock options	18,910	—	—	—	—	18,910
Repurchase of restricted stock shares for payroll tax withholding requirements	(13,311)	—	—	—	—	(13,311)
Deferred financing costs	—	(19,352)	—	—	—	(19,352)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	5,290	—	—	—	—	5,290
Stock buy-back	(85,790)	—	—	—	—	(85,790)
Proceeds from noncontrolling investors in joint ventures	—	—	—	1,229	—	1,229
Redemption of noncontrolling investments in joint ventures	—	—	—	(13,022)	—	(13,022)
Distributions to noncontrolling investors in joint ventures	—	—	—	(56,094)	—	(56,094)
Changes in intercompany balances with affiliates, net	116,681	209,066	(95,945)	(229,802)	—	—
Borrowings under credit agreement	—	560,000	18,236	2,145	(2,145)	578,236
Issuance of long-term debt	—	1,000,000	—	—	—	1,000,000
Repayments of long-term indebtedness	—	(1,628,703)	(22,888)	(2,087)	2,145	(1,651,533)

Net cash provided by (used in) financing activities	41,780	121,011	(100,597)	(297,631)	—	(235,437)

Net change in cash and cash equivalents	—	—	(198,581)	29,277	—	(169,304)
Cash and cash equivalents at beginning of period	—	—	213,117	86,052	—	299,169

Cash and cash equivalents at end of period	$—	$—	$14,536	$115,329	$—	$129,865

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(154,101)	$(87,018)	$782,993	$646,856	$—	$1,188,730

Cash flows from investing activities:
Acquisitions of facilities and other related equipment	—	—	(204,773)	(43,478)	—	(248,251)
Purchases of property and equipment	—	—	(342,735)	(324,643)	—	(667,378)
Proceeds from disposition of hospitals and other ancillary operations	—	—	—	—	—	—
Proceeds from sale of property and equipment	—	—	8,140	261	—	8,401
Increase in other investments	—	—	(112,587)	(24,495)	—	(137,082)

Net cash used in investing activities	—	—	(651,955)	(392,355)	—	(1,044,310)

Cash flows from financing activities:
Proceeds from exercise of stock options	56,916	—	—	—	—	56,916
Repurchase of restricted stock shares for payroll tax withholding requirements	—	—	—	—	—	—
Deferred financing costs	—	(13,260)	—	—	—	(13,260)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	10,219	—	—	—	—	10,219
Stock buy-back	(113,961)	—	—	—	—	(113,961)
Proceeds from noncontrolling investors in joint ventures	—	—	—	7,201	—	7,201
Redemption of noncontrolling investments in joint ventures	—	—	—	(7,318)	—	(7,318)
Distributions to noncontrolling investors in joint ventures	—	—	—	(68,113)	—	(68,113)
Changes in intercompany balances with affiliates, net	200,927	144,788	(142,864)	(202,851)	—	—
Borrowings under credit agreement		—	—	—	—	—
Issuance of long-term debt	—	—	—	—	—	—
Repayments of long-term indebtedness	—	(44,510)	(13,507)	(3,459)	—	(61,476)

Net cash provided by (used in) financing activities	154,101	87,018	(156,371)	(274,540)	—	(189,792)

Net change in cash and cash equivalents	—	—	(25,333)	(20,039)	—	(45,372)
Cash and cash equivalents at beginning of period	—	—	238,450	106,091	—	344,541

Cash and cash equivalents at end of period	$—	$—	$213,117	$86,052	$—	$299,169

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2009

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(62,883)	$(88,486)	$671,528	$556,270	$—	$1,076,429

Cash flows from investing activities:
Acquisitions of facilities and other related equipment	—	—	(199,363)	(64,410)	—	(263,773)
Purchases of property and equipment	—	—	(368,408)	(208,480)	—	(576,888)
Proceeds from disposition of hospitals and other ancillary operations	—	—	—	89,514	—	89,514
Proceeds from sale of property and equipment	—	—	824	3,195	—	4,019
Increase in other investments	—	—	(115,799)	(4,255)	—	(120,054)

Net cash used in investing activities	—	—	(682,746)	(184,436)	—	(867,182)

Cash flows from financing activities:
Proceeds from exercise of stock options	12,759	—	—	—	—	12,759
Repurchase of restricted stock shares for payroll tax withholding requirements	—	—	—	—	—	—
Deferred financing costs	—	(82)	—	—	—	(82)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	(3,472)	—	—	—	—	(3,472)
Stock buy-back	—	—	—	—	—	—
Proceeds from noncontrolling investors in joint ventures	—	—	—	29,838	—	29,838
Redemption of noncontrolling investments in joint ventures	—	—	—	(7,268)	—	(7,268)
Distributions to noncontrolling investors in joint ventures	—	—	—	(58,963)	—	(58,963)
Changes in intercompany balances with affiliates, net	53,596	135,518	100,944	(290,058)	—	—
Borrowings under credit agreement	—	200,000	4,045	2,570	(6,615)	200,000
Issuance of long-term debt	—	—	—	—	—	—
Repayments of long-term indebtedness	—	(246,950)	(13,853)	(3,985)	6,615	(258,173)

Net cash provided by (used in) financing activities	62,883	88,486	91,136	(327,866)	—	(85,361)

Net change in cash and cash equivalents	—	—	79,918	43,968	—	123,886
Cash and cash equivalents at beginning of period	—	—	158,532	62,123	—	220,655

Cash and cash equivalents at end of period	$—	$—	$238,450	$106,091	$—	$344,541

Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Business and Summary of Significant Accounting Policies [Abstract]
Use of Estimates

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates under different assumptions or conditions.

Principles of Consolidation

Principles of Consolidation. The consolidated financial statements include the accounts of the Parent, its subsidiaries, all of which are controlled by the Parent through majority voting control, and variable interest entities for which the Company is the primary beneficiary. All significant intercompany accounts, profits and transactions have been eliminated. Noncontrolling interests in less-than-wholly-owned consolidated subsidiaries of the Parent are presented as a component of total equity to distinguish between the interests of the Parent and the interests of the noncontrolling owners. Revenues, expenses and income from continuing operations from these subsidiaries are included in the consolidated amounts as presented on the consolidated statements of income, along with a net income measure that separately presents the amounts attributable to the controlling interests and the amounts attributable to the noncontrolling interests for each of the periods presented. Noncontrolling interests that are redeemable or may become redeemable at a fixed or determinable price at the option of the holder or upon the occurrence of an event outside of the control of the Company are presented in mezzanine equity on the consolidated balance sheets.

Cost of Revenue

Cost of Revenue. Substantially all of the Company’s operating expenses are “cost of revenue” items. Operating costs that could be classified as general and administrative by the Company would include the Company’s corporate office costs at its Franklin, Tennessee office, which were $183.4 million, $155.4 million and $157.9 million for the years ended December 31, 2011, 2010 and 2009, respectively. Included in these amounts is stock-based compensation of $42.5 million, $38.8 million and $44.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Cash Equivalents	Cash Equivalents. The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents.
Supplies	Supplies. Supplies, principally medical supplies, are stated at the lower of cost (first-in, first-out basis) or market.
Marketable Securities

Marketable Securities. The Company’s marketable securities are classified as trading or available-for-sale. Available-for-sale securities are carried at fair value as determined by quoted market prices, with unrealized gains and losses reported as a separate component of stockholders’ equity. Trading securities are reported at fair value with unrealized gains and losses included in earnings. Interest and dividends on securities classified as available-for-sale or trading are included in net operating revenues and were not material in all periods presented. Accumulated other comprehensive income (loss) included an unrealized loss of $1.0 million and an unrealized gain of $3.7 million at December 31, 2011 and 2010, respectively, related to these available-for-sale securities.

Property and Equipment

Property and Equipment. Property and equipment are recorded at cost. Depreciation is recognized using the straight-line method over the estimated useful lives of the land and improvements (2 to 15 years; weighted-average useful life is 14 years), buildings and improvements (5 to 40 years; weighted-average useful life is 24 years) and equipment and fixtures (4 to 18 years; weighted-average useful life is 8 years). Costs capitalized as construction in progress were $397.2 million and $221.2 million at December 31, 2011 and 2010, respectively. Expenditures for renovations and other significant improvements are capitalized; however, maintenance and repairs which do not improve or extend the useful lives of the respective assets are charged to operations as incurred. Interest capitalized related to construction in progress was $21.4 million, $11.9 million and $16.7 million for the years ended December 31, 2011, 2010 and 2009, respectively. Purchases of property and equipment accrued in accounts payable and not yet paid were $94.2 million and $59.5 million at December 31, 2011 and 2010, respectively.

The Company also leases certain facilities and equipment under capital leases (see Note 9). Such assets are amortized on a straight-line basis over the lesser of the term of the lease or the remaining useful lives of the applicable assets.

Goodwill

Goodwill. Goodwill represents the excess of the fair value of the consideration conveyed in the acquisition over the fair value of net assets acquired. Goodwill arising from business combinations is not amortized. Goodwill is required to be evaluated for impairment at the same time every year and when an event occurs or circumstances change such that it is reasonably possible that an impairment may exist. The Company has selected September 30 as its annual testing date.

Other Assets

Other Assets. Other assets primarily consist of costs associated with the issuance of debt, which are included in interest expense over the life of the related debt using the effective interest method, and costs to recruit physicians to the Company’s markets, which are deferred and expensed over the term of the respective physician recruitment contract, which is generally three years, and included in amortization expense. Other assets also include capitalized internal-use software costs, which are expensed over the expected useful life, which is generally three years for routine software and eight years for major software projects, and included in amortization expense.

Third-Party Reimbursement

Third-Party Reimbursement. Net patient service revenue is reported at the estimated net realizable amount from patients, third-party payors and others for services rendered. Net operating revenues include amounts estimated by management to be reimbursable by Medicare and Medicaid under prospective payment systems, provisions of cost-reimbursement and other payment methods. Approximately 36.5%, 38.1% and 37.2% of operating revenues, net of contractual allowances and discounts (but before the provision for bad debts) for the years ended December 31, 2011, 2010 and 2009, respectively, are related to services rendered to patients covered by the Medicare and Medicaid programs. Revenues from Medicare outlier payments are included in the amounts received from Medicare and were approximately 0.42%, 0.43% and 0.43% of operating revenues, net of contractual allowances and discounts (but before the provision for bad debts) for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the Company is reimbursed by non-governmental payors using a variety of payment methodologies. Amounts received by the Company for treatment of patients covered by such programs are generally less than the standard billing rates. The differences between the estimated program reimbursement rates and the standard billing rates are accounted for as contractual adjustments, which are deducted from gross revenues to arrive at net operating revenues. These net operating revenues are an estimate of the net realizable amount due from these payors. The process of estimating contractual allowances requires the Company to estimate the amount expected to be received based on payor contract provisions. The key assumption in this process is the estimated contractual reimbursement percentage, which is based on payor classification and historical paid claims data. Due to the complexities involved in these estimates, actual payments the Company receives could be different from the amounts it estimates and records. Final settlements under some of these programs are subject to adjustment based on administrative review and audit by third parties. Adjustments to previous program reimbursement estimates are accounted for as contractual allowance adjustments and reported in the periods that such adjustments become known. Contractual allowance adjustments related to final settlements and previous program reimbursement estimates impacted net operating revenues and net income by an insignificant amount in each of the years ended December 31, 2011, 2010 and 2009.

Amounts due to third-party payors were $66.0 million and $80.5 million as of December 31, 2011 and 2010, respectively, and are included in accrued liabilities-other in the accompanying consolidated balance sheets. Amounts due from third-party payors were $86.5 million and $118.7 million as of December 31, 2011 and 2010, respectively, and are included in other current assets in the accompanying consolidated balance sheets. Substantially all Medicare and Medicaid cost reports are final settled through 2006.

Net Operating Revenues

Net Operating Revenues. Net operating revenues are recorded net of provisions for contractual allowance of approximately $42.4 billion, $35.8 billion and $30.8 billion in 2011, 2010 and 2009, respectively. Net operating revenues are recognized when services are provided and are reported at the estimated net realizable amount from patients, third-party payors and others for services rendered. Also included in the provision for contractual allowance shown above is the value of administrative and other discounts provided to self-pay patients eliminated from net operating revenues which was $852.4 million, $689.4 million and $531.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Charity Care

In the ordinary course of business, the Company renders services to patients who are financially unable to pay for hospital care. Also, included in the provision for contractual allowance shown above is the value (at the Company’s standard charges) of these services to patients who are unable to pay that is eliminated from net operating revenues when it is determined they qualify under the Company’s charity care policy. The value of these services was $651.1 million, $512.4 million and $451.0 million for the years ended December 31, 2011, 2010 and 2009, respectively. The estimated cost incurred by the Company to provide these services to patients who are unable to pay was approximately $125.7 million, $105.5 million and $104.0 million for the years ended December 31, 2011, 2010 and 2009, respectively. The estimated cost of these charity care services was determined using a ratio of cost to gross charges and applying that ratio to the gross charges associated with providing care to charity patients for the period. Gross charges associated with providing care to charity patients includes only the related charges for those patients who are financially unable to pay and qualify under the Company’s charity care policy and that do not otherwise qualify for reimbursement from a governmental program.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts. Accounts receivable are reduced by an allowance for amounts that could become uncollectible in the future. Substantially all of the Company’s receivables are related to providing healthcare services to its hospitals’ patients.

The Company estimates the allowance for doubtful accounts by reserving a percentage of all self-pay accounts receivable without regard to aging category, based on collection history, adjusted for expected recoveries and, if present, anticipated changes in trends. For all other non-self-pay payor categories, the Company reserves 100% of all accounts aging over 365 days from the date of discharge. The percentage used to reserve for all self-pay accounts is based on the Company’s collection history. The Company collects substantially all of its third-party insured receivables, which include receivables from governmental agencies.

Collections are impacted by the economic ability of patients to pay and the effectiveness of the Company’s collection efforts. Significant changes in payor mix, business office operations, economic conditions or trends in federal and state governmental healthcare coverage could affect the Company’s collection of accounts receivable and the estimates of the collectability of future accounts receivable. The process of estimating the allowance for doubtful accounts requires the Company to estimate the collectability of self-pay accounts receivable, which is primarily based on its collection history, adjusted for expected recoveries and, if available, anticipated changes in collection trends. The Company also continually reviews its overall reserve adequacy by monitoring historical cash collections as a percentage of trailing net revenue less provision for bad debts, as well as by analyzing current period net revenue and admissions by payor classification, aged accounts receivable by payor, days revenue outstanding, and the impact of recent acquisitions and dispositions.

Physician Income Guarantees

Physician Income Guarantees. The Company enters into physician recruiting agreements under which it supplements physician income to a minimum amount over a period of time, typically one year, while the physicians establish themselves in the community. As part of the agreements, the physicians are committed to practice in the community for a period of time, typically three years, which extends beyond their income guarantee period. The Company records an asset and liability for the estimated fair value of minimum revenue guarantees on new agreements. Adjustments to the ultimate value of the guarantee paid to physicians are recognized in the period that the change in estimate is identified. The Company amortizes an asset over the life of the agreement. As of December 31, 2011 and 2010, the unamortized portion of these physician income guarantees was $33.0 million and $37.2 million, respectively.

Concentration of Credit Risk

Concentrations of Credit Risk. The Company grants unsecured credit to its patients, most of whom reside in the service area of the Company’s facilities and are insured under third-party payor agreements. Because of the economic diversity of the Company’s facilities and non-governmental third-party payors, Medicare represents the only significant concentration of credit risk from payors. Accounts receivable, net of contractual allowances, from Medicare were $250.8 million and $270.8 million as of December 31, 2011 and 2010, respectively, representing 6.7% and 8.1% of consolidated net accounts receivable, before allowance for doubtful accounts, as of December 31, 2011 and 2010, respectively.

Professional Liability Claims

Professional Liability Claims. The Company accrues for estimated losses resulting from professional liability. The accrual, which includes an estimate for incurred but not reported claims, is based on historical loss patterns and actuarially-determined projections and is discounted to its net present value. To the extent that subsequent claims information varies from management’s estimates, the liability is adjusted when such information becomes available.

Accounting for the Impairment or Disposal of Long-Lived Assets

Accounting for the Impairment or Disposal of Long-Lived Assets. Whenever events or changes in circumstances indicate that the carrying values of certain long-lived assets may be impaired, the Company projects the undiscounted cash flows expected to be generated by these assets. If the projections indicate that the reported amounts are not expected to be recovered, such amounts are reduced to their estimated fair value based on a quoted market price, if available, or an estimate based on valuation techniques available in the circumstances.

Income Taxes

Income Taxes. The Company accounts for income taxes under the asset and liability method, in which deferred income tax assets and liabilities are recognized for the tax consequences of “temporary differences” by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of income during the period in which the tax rate change becomes law.

Comprehensive Income (Loss)	Comprehensive Income (Loss). Comprehensive income (loss) is the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources.
Segment Reporting

Segment Reporting. A public company is required to report annual and interim financial and descriptive information about its reportable operating segments. Operating segments, as defined, are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Aggregation of similar operating segments into a single reportable operating segment is permitted if the businesses have similar economic characteristics and meet the criteria established by U.S. GAAP.

The Company operates in three distinct operating segments, represented by the hospital operations (which includes the Company’s acute care hospitals and related healthcare entities that provide inpatient and outpatient healthcare services), the home care agencies operations (which provide in-home outpatient care), and the hospital management services business (which provides executive management and consulting services to non-affiliated general acute care hospitals). U.S. GAAP requires (1) that financial information be disclosed for operating segments that meet a 10% quantitative threshold of the consolidated totals of net revenue, profit or loss, or total assets; and (2) that the individual reportable segments disclosed contribute at least 75% of total consolidated net revenue. Based on these measures, only the hospital operations segment meets the criteria as a separate reportable segment. Financial information for the home care agencies and hospital management services segments do not meet the quantitative thresholds and are therefore combined with corporate into the all other reportable segment.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities. The Company records derivative instruments on the consolidated balance sheet as either an asset or liability measured at its fair value. Changes in a derivative’s fair value are recorded each period in earnings or other comprehensive income (“OCI”), depending on whether the derivative is designated and is effective as a hedged transaction, and on the type of hedge transaction. Changes in the fair value of derivative instruments recorded to OCI are reclassified to earnings in the period affected by the underlying hedged item. Any portion of the fair value of a derivative instrument determined to be ineffective under the standard is recognized in current earnings.

The Company has entered into several interest rate swap agreements. See Note 7 for further discussion about the swap transactions.

New Accounting Pronouncements

New Accounting Pronouncements. In August 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-24, which provides clarification to companies in the healthcare industry on the accounting for professional liability insurance. This ASU states that receivables related to insurance recoveries should not be netted against the related claim liability and such claim liabilities should be determined without considering insurance recoveries. This ASU is effective for fiscal years beginning after December 15, 2010 and was adopted prospectively by the Company on January 1, 2011. The adoption of this ASU increased other current assets by $5.3 million, other assets, net by $36.9 million and long-term liabilities by $42.2 million in the consolidated balance sheet at December 31, 2011 and had no impact to the consolidated statement of income for the year ended December 31, 2011.

In June 2011, the FASB issued ASU 2011-05, which eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. Instead, ASU 2011-05 requires that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12, which amends ASU 2011-05 to defer the requirement to measure and present reclassification adjustments from accumulated other comprehensive income to net income by income statement line item in net income and also in other comprehensive income. ASU 2011-05, as amended by ASU 2011-12, is required to be applied retrospectively and is effective for fiscal years beginning after December 15, 2011, and has been reflected in the accompanying consolidated financial statements for all periods presented. The adoption of ASU 2011-05, as amended by ASU 2011-12, has not impacted the Company’s consolidated financial position, results of operations or cash flows.

In July 2011, the FASB issued ASU 2011-07, which requires healthcare organizations that perform services for patients for which the ultimate collection of all or a portion of the amounts billed or billable cannot be determined at the time services are rendered to present all bad debt expense associated with such patient service revenue as an offset to the patient service revenue line item in the statement of operations. The ASU also requires qualitative disclosures about the Company’s policy for recognizing revenue and bad debt expense for patient service transactions and quantitative information about the effects of changes in the assessment of collectability of patient service revenue. This ASU is effective for fiscal years beginning after December 15, 2011, and has been reflected in the accompanying consolidated financial statements for all periods presented.

In September 2011, the FASB issued ASU 2011-08, which simplifies how entities test goodwill for impairment. Previous guidance required an entity to perform a two-step goodwill impairment test at least annually by comparing the fair value of a reporting unit with its carrying amount, including goodwill, and recording an impairment loss if the fair value is less than the carrying amount. This ASU allows an entity to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines after that assessment that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is not required. ASU 2011-08 is required to be applied to interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011, and will be adopted by the Company in 2012. The adoption of ASU 2011-08 is not expected to impact the Company’s consolidated financial position, results of operations or cash flows.

Fair Values of Financial Instruments

Cash and cash equivalents. The carrying amount approximates fair value due to the short-term maturity of these instruments (less than three months).

Available-for-sale securities. Estimated fair value is based on closing price as quoted in public markets.

Trading securities. Estimated fair value is based on closing price as quoted in public markets.

Credit Facility. Estimated fair value is based on information from the Company’s bankers regarding relevant pricing for trading activity among the Company’s lending institutions.

8 7 /8% Senior Notes. Estimated fair value is based on the average bid and ask price as quoted by the bank who served as underwriters in the sale of these notes.

8% Senior notes. Estimated fair value is based on the average bid and ask price as quoted by the bank who served as underwriters in the sale of these notes.

Other debt. The carrying amount of all other debt approximates fair value due to the nature of these obligations.

Interest rate swaps. The fair value of interest rate swap agreements is the amount at which they could be settled, based on estimates calculated by the Company using a discounted cash flow analysis based on observable market inputs and validated by comparison to estimates obtained from the counterparty. The Company incorporates credit valuation adjustments (“CVAs”) to appropriately reflect both its own nonperformance or credit risk and the respective counterparty’s nonperformance or credit risk in the fair value measurements. In adjusting the fair value of its interest rate swap agreements for the effect of nonperformance or credit risk, the Company has considered the impact of any netting features included in the agreements.

The Company assesses the effectiveness of its hedge instruments on a quarterly basis. For the years ended December 31, 2011 and 2010, the Company completed an assessment of the cash flow hedge instruments and determined the hedges to be highly effective. The Company has also determined that the ineffective portion of the hedges do not have a material effect on the Company’s consolidated financial position, operations or cash flows. The counterparties to the interest rate swap agreements expose the Company to credit risk in the event of nonperformance. However, at December 31, 2011, each swap agreement entered into by the Company was in a net liability position so that the Company would be required to make the net settlement payments to the counterparties; the Company does not anticipate nonperformance by those counterparties. The Company does not hold or issue derivative financial instruments for trading purposes.

Condensed consolidating financial information

The accounting policies used in the preparation of this financial information are consistent with those elsewhere in the consolidated financial statements of the Company, except as noted below:

•	Intercompany receivables and payables are presented gross in the supplemental consolidating balance sheets.

•	Cash flows from intercompany transactions are presented in cash flows from financing activities, as changes in intercompany balances with affiliates, net.

•

Income tax expense is allocated from the parent guarantor to the income producing operations (other guarantors and non-guarantors) and the issuer through stockholders’ equity. As this approach represents an allocation, the income tax expense allocation is considered non-cash for statement of cash flow purposes.

•	Interest expense, net has been presented to reflect net interest expense and interest income from outstanding long-term debt and intercompany balances.

The Company’s intercompany activity consists primarily of daily cash transfers for purposes of cash management, the allocation of certain expenses and expenditures paid for by the parent on behalf of its subsidiaries, and the push down of investment in its subsidiaries. The Company’s subsidiaries generally do not purchase services from one another; thus, the intercompany transactions do not represent revenue generating transactions. All intercompany transactions eliminate in consolidation.

From time to time, the Company sells and/or repurchases noncontrolling interests in consolidated subsidiaries, which may change subsidiaries between guarantors and non-guarantors. Amounts for prior periods are restated to reflect the status of guarantors or non-guarantors as of December 31, 2011.

Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Business and Summary of Significant Accounting Policies [Abstract]
Operating revenue, net of contractual allowances and discounts (but before the provision for bad debts),

Operating revenues, net of contractual allowances and discounts (but before the provision for bad debts), recognized during the years ended December 31, 2011, 2010 and 2009, is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Medicare	$3,654,247	$3,464,117	$3,212,424
Medicaid	1,318,756	1,345,315	1,146,033
Managed Care and other third-party payors	7,014,519	6,359,322	6,071,023
Self-pay	1,638,646	1,454,520	1,312,974

Total	$13,626,168	$12,623,274	$11,742,454

Accumulated Other Comprehensive Income (Loss)

	Change in Fair Value of Interest Rate Swaps	Change in Fair Value of Available for Sale Securities	Change in Unrecognized Pension Cost Components	Accumulated Other Comprehensive Income (Loss)
Balance as of December 31, 2009	$(202,260)	$(1,180)	$(17,945)	$(221,385)
2010 Activity, net of tax	(15,676)	3,716	2,418	(9,542)

Balance as of December 31, 2010	(217,936)	2,536	(15,527)	(230,927)
2011 Activity, net of tax	55,145	(960)	(7,737)	46,448

Balance as of December 31, 2011	$(162,791)	$1,576	$(23,264)	$(184,479)

Accounting for Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Accounting for Stock-Based Compensation [Abstract]
Impact of Total Compensation Expense

The following table reflects the impact of total compensation expense related to stock-based equity plans on the reported operating results for the respective periods (in thousands):

	Year Ended December 31,
	2011	2010	2009
Effect on income from continuing operations before income taxes	$(42,542)	$(38,779)	$(44,501)

Effect on net income	$(27,014)	$(24,625)	$(26,986)

Fair value of stock options

The fair value of stock options was estimated using the Black-Scholes option pricing model with the following assumptions during the years ended December 31, 2011, 2010 and 2009:

	Year Ended December 31,
	2011	2010	2009
Expected volatility	33.8%	33.7%	40.7%
Expected dividends	0	0	0
Expected term	4 years	3.1 years	4 years
Risk-free interest rate	1.63%	1.41%	1.64%

Options outstanding and exercisable

	Shares	Weighted - Average Exercise Price	Weighted - Average Remaining Contractual Term	Aggregate Intrinsic Value as of December 31, 2011
Outstanding at December 31, 2008	8,764,084	$30.97
Granted	1,313,000	19.43
Exercised	(680,898)	18.74
Forfeited and cancelled	(442,105)	31.27

Outstanding at December 31, 2009	8,954,081	30.19
Granted	1,447,500	33.89
Exercised	(2,194,862)	25.88
Forfeited and cancelled	(372,387)	29.80

Outstanding at December 31, 2010	7,834,332	32.08
Granted	1,505,000	35.87
Exercised	(623,341)	30.34
Forfeited and cancelled	(326,849)	33.69

Outstanding at December 31, 2011	8,389,142	$32.83	5.3 years	$120

Exercisable at December 31, 2011	5,884,262	$32.74	3.9 years	$74

Restricted stock outstanding

Restricted stock outstanding under the 2000 Plan and the 2009 Plan as of December 31, 2011, and changes during each of the years in the three-year period ended December 31, 2011 was as follows:

	Shares	Weighted - Average Grant Date Fair Value
Unvested at December 31, 2008	1,684,207	$35.57
Granted	1,188,814	18.45
Vested	(965,478)	37.08
Forfeited	(10,002)	32.52

Unvested at December 31, 2009	1,897,541	24.09
Granted	1,099,000	33.83
Vested	(860,749)	27.04
Forfeited	(10,501)	27.84

Unvested at December 31, 2010	2,125,291	27.92
Granted	1,109,949	37.57
Vested	(1,009,959)	27.40
Forfeited	(17,669)	35.68

Unvested at December 31, 2011	2,207,612	32.95

Phantom stock and restricted stock

Phantom stock and RSUs outstanding as of December 31, 2011, and changes during each of the years in the three-year period ended December 31, 2011 were as follows:

	Shares	Weighted - Average Grant Date Fair Value
Unvested at December 31, 2008	—	$—
Phantom Stock Granted February 25, 2009	42,906	18.18
RSUs Granted May 19, 2009	7,151	25.27
Vested	—	—
Forfeited	—	—

Unvested at December 31, 2009	50,057	19.19
RSUs Granted February 24, 2010	24,780	33.90
Vested	(21,449)	18.97
Forfeited	—	—

Unvested at December 31, 2010	53,388	26.11
RSUs Granted February 23, 2011	22,128	37.96
Vested	(22,560)	24.68
Forfeited	—	—

Unvested at December 31, 2011	52,956	31.67

Deferred Director's Fee

	Year Ended December 31,
	2011	2010	2009
Directors’ fees earned and deferred into plan	$220	$180	$80

Share equivalent units	9,974	5,207	3,284

Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions and Divestitures [Abstract]
Allocation of Purchase Price for business acquisition transactions

The table below summarizes the allocations of the purchase price (including assumed liabilities) for the above acquisition transactions (in thousands):

	2011	2010
Current assets	$26,017	$46,842
Property and equipment	280,639	169,209
Goodwill	73,923	10,537
Intangible assets	2,260	1,730
Other long-term assets	3,497	—
Liabilities	28,089	51,124

Summary of business acquisition operation

	Year Ended December 31,
	2011	2010
	(Unaudited)
Pro forma net operating revenues	$12,180,247	$11,792,639
Pro forma net income	173,697	259,978
Pro forma net income per share:
Basic	$1.93	$2.83

Diluted	$1.92	$2.80

Net operating revenues and income from discontinued operations

Net operating revenues and income from discontinued operations for the respective periods are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Net operating revenues	$144,546	$305,562	$348,796

(Loss) income from operations of entities sold before income taxes	(12,390)	(10,460)	1,492
Impairment of hospitals sold	(51,695)	—	—
Loss on sale, net	(4,301)	—	(644)

(Loss) income from discontinued operations before income taxes	(68,386)	(10,460)	848
(Benefit from) provision for income taxes	(10,115)	(3,688)	282

(Loss) income from discontinued operations, net of taxes	$(58,271)	$(6,772)	$566

Goodwill and Other Intangibles Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
Carrying amount of goodwill

The changes in the carrying amount of goodwill are as follows (in thousands):

	Year Ended December 31,
	2011	2010
Balance, beginning of year	$4,150,247	$4,157,927
Goodwill acquired as part of acquisitions during the year	114,473	45,975
Consideration adjustments and purchase price allocation adjustments for prior year’s acquisitions	125	(3,997)
Goodwill related to the hospital operations reporting unit assigned to the disposal group classified as held for sale in 2011	—	(49,658)

Balance, end of year	$4,264,845	$4,150,247

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Provision for income taxes for income from continuing operations

The provision for income taxes for income from continuing operations consists of the following (in thousands):

	Year Ended December 31,
	2011	2010	2009
Current:
Federal	$23,020	$54,986	$93,543
State	7,601	11,208	13,577

	30,621	66,194	107,120

Deferred:
Federal	105,771	92,628	16,012
State	1,261	4,859	18,719

	107,032	97,487	34,731

Total provision for income taxes for income from continuing operations	$137,653	$163,681	$141,851

Differences between the statutory federal income tax rate and the effective tax rate

The following table reconciles the differences between the statutory federal income tax rate and the effective tax rate (dollars in thousands):

	Year Ended December 31,
	2011		2010		2009
	Amount	%	Amount	%	Amount	%
Provision for income taxes at statutory federal rate	$165,741	35.0%	$181,474	35.0%	$156,682	35.0%
State income taxes, net of federal income tax benefit	8,212	1.7	8,847	1.7	9,080	2.0
Release of unrecognized tax benefit	(6,509)	(1.3)	—	—	—	—
Net income attributable to noncontrolling interests	(26,486)	(5.6)	(23,960)	(4.6)	(22,006)	(4.9)
Change in valuation allowance	—	0.0	(910)	(0.2)	1,113	0.3
Federal and state tax credits	(3,788)	(0.8)	(2,246)	(0.4)	(4,241)	(0.9)
Deferred tax revaluation	—	—	—	—	(2,996)	(0.7)
Other	483	0.1	476	0.1	4,219	0.9

Provision for income taxes and effective tax rate for income from continuing operations	$137,653	29.1%	$163,681	31.6%	$141,851	31.7%

Components of deferred income taxes

	December 31,
	2011		2010
	Assets	Liabilities	Assets	Liabilities
Net operating loss and credit carryforwards	$140,825	$—	$131,093	$—
Property and equipment	—	727,366	—	685,089
Self-insurance liabilities	113,640	—	91,246	—
Intangibles	—	201,396	—	169,860
Investments in unconsolidated affiliates	—	62,112	—	48,353
Other liabilities	—	22,050	—	27,045
Long-term debt and interest	—	24,115	—	29,191
Accounts receivable	11,435	—	60,026	—
Accrued expenses	49,575	—	53,842	—
Other comprehensive income	128,170	—	156,597	—
Stock-based compensation	28,894	—	25,472	—
Deferred compensation	42,668	—	41,703	—
Other	57,158	—	24,963	—

	572,365	1,037,039	584,942	959,538
Valuation allowance	(150,254)	—	(126,644)	—

Total deferred income taxes	$422,111	$1,037,039	$458,298	$959,538

Reconciliation of the total amount of unrecognized tax benefit

The following is a tabular reconciliation of the total amount of unrecognized tax benefit for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	Year Ended December 31,
	2011	2010	2009
Unrecognized tax benefit, beginning of year	$7,458	$9,234	$15,630
Gross (decreases) increases — purchase business combination	—	—	(4,173)
Gross increases — tax positions in prior period	349	70	—
Reductions — tax positions in prior period	(3,469)	(1,833)	—
Lapse of statute of limitations	(3,575)	—	(663)
Settlements	(134)	(13)	(1,560)

Unrecognized tax benefit, end of year	$629	$7,458	$9,234

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Components of long term debt

Long-term debt consists of the following (in thousands):

	December 31,
	2011	2010
Credit Facility:
Term loans	$5,949,383	$5,999,337
Revolving credit loans	30,000	—
8 7/ 8% Senior Notes due 2015	1,777,617	2,784,331
8% Senior Notes due 2019	1,000,000	—
Capital lease obligations (see Note 9)	48,361	51,731
Other	41,143	36,122

Total debt	8,846,504	8,871,521
Less current maturities	(63,706)	(63,139)

Total long-term debt	$8,782,798	$8,808,382

Principal payment schedule for Term Loans

The term loans are scheduled to be paid with principal payments for future years as follows (in thousands):

Year	Amount
2012	$49,874
2013	49,874
2014	4,413,385
2015	15,000
2016	15,000
Thereafter	1,406,250

Total	$5,949,383

Redemption Price of 8.875 % Senior Notes in Long Term Debt

Period	Redemption Price
2012	102.219%
2013 and thereafter	100.000%

Redemption Price of 8 % Senior Notes in Long Term Debt

Period	Redemption Price
2015	104.000%
2016	102.000%
2017 and thereafter	100.000%

Scheduled maturities of long-term debt outstanding, including capital lease

As of December 31, 2011, the scheduled maturities of long-term debt outstanding, including capital lease obligations for each of the next five years and thereafter are as follows (in thousands):

Year	Amount
2012	$63,706
2013	87,993
2014	4,417,745
2015	1,796,304
2016	18,644
Thereafter	2,462,112

Total	$8,846,504

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Estimated fair value of financial instruments

	December 31,
	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and cash equivalents	$129,865	$129,865	$299,169	$299,169
Available-for-sale securities	31,582	31,582	31,570	31,570
Trading securities	30,486	30,486	35,092	35,092
Liabilities:
Credit Facility	5,979,383	5,780,877	5,999,337	5,882,124
8 7/ 8% Senior Notes	1,777,617	1,842,322	2,784,331	2,923,548
8% Senior Notes	1,000,000	995,000	—	—
Other debt	41,143	41,143	36,122	36,122

Interest rate swaps

Interest rate swaps consisted of the following at December 31, 2011:

Swap #	Notional Amount (in 000’s)	Fixed Interest Rate	Termination Date	Fair Value of Liability (in 000’s)
1	100,000	3.8470%	January 4, 2012	30
2	100,000	3.8510%	January 4, 2012	30
3	100,000	3.8560%	January 4, 2012	30
4	200,000	3.7260%	January 8, 2012	152
5	200,000	3.5065%	January 16, 2012	281
6	250,000	5.0185%	May 30, 2012	4,509
7	150,000	5.0250%	May 30, 2012	2,709
8	200,000	4.6845%	September 11, 2012	5,574
9	100,000	3.3520%	October 23, 2012	2,161
10	125,000	4.3745%	November 23, 2012	4,104
11	75,000	4.3800%	November 23, 2012	2,466
12	150,000	5.0200%	November 30, 2012	5,900
13	200,000	2.2420%	February 28, 2013	3,550
14	100,000	5.0230%	May 30, 2013	5,952
15	300,000	5.2420%	August 6, 2013	21,085
16	100,000	5.0380%	August 30, 2013	6,967
17	50,000	3.5860%	October 23, 2013	2,505
18	50,000	3.5240%	October 23, 2013	2,451
19	100,000	5.0500%	November 30, 2013	7,948
20	200,000	2.0700%	December 19, 2013	5,080
21	100,000	5.2310%	July 25, 2014	10,706
22	100,000	5.2310%	July 25, 2014	10,707
23	200,000	5.1600%	July 25, 2014	21,073
24	75,000	5.0405%	July 25, 2014	7,685
25	125,000	5.0215%	July 25, 2014	12,752
26	100,000	2.6210%	July 25, 2014	4,436
27	100,000	3.1100%	July 25, 2014	5,612
28	100,000	3.2580%	July 25, 2014	5,968
29	200,000	2.6930%	October 26, 2014	9,916
30	300,000	3.4470%	August 8, 2016	27,728
31	200,000	3.4285%	August 19, 2016	18,401
32	100,000	3.4010%	August 19, 2016	9,099
33	200,000	3.5000%	August 30, 2016	19,048
34	100,000	3.0050%	November 30, 2016	7,613

Amount of pre-tax loss recognized in the consolidated balance sheets as a component of other comprehensive income

The following tabular disclosure provides the amount of pre-tax loss recognized in the consolidated balance sheets as a component of OCI during the years ended December 31, 2011 and 2010 (in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Pre-Tax Loss Recognized in OCI on Derivative (Effective Portion) Year Ended December 31,
	2011	2010
Interest rate swaps	($122,686)	($239,893)

Effective portion of the pre-tax loss reclassified from accumulated other comprehensive loss ("OCL") into interest expense on the consolidated statements of income

The following tabular disclosure provides the location of the effective portion of the pre-tax loss reclassified from accumulated other comprehensive loss (“AOCL”) into interest expense on the consolidated statements of income during the years ended December 31, 2011 and 2010 (in thousands):

	Amount of Pre-Tax Loss Reclassified from AOCL into Income (Effective Portion) Year Ended December 31,
Location of Loss Reclassified from AOCL into Income (Effective Portion)	2011	2010
Interest expense, net	$208,985	$215,399

Fair value of derivative instruments in the consolidated balance sheets

The fair values of derivative instruments in the consolidated balance sheets as of December 31, 2011 and 2010 were as follows (in thousands):

	Asset Derivatives				Liability Derivatives
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Other Derivatives designated as hedging instruments	Other assets, net	$—	Other assets, net	$—	Other long-term liabilities	$254,228	Other long-term liabilities	$340,526

Fair Value (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Financial assets and liabilities recorded at fair value on a recurring basis

The following table sets forth, by level within the fair value hierarchy, the financial assets and liabilities recorded at fair value on a recurring basis as of December 31, 2011 and 2010 (in thousands):

	December 31, 2011	Level 1	Level 2	Level 3
Available-for-sale securities	$31,582	$31,582	$—	$—
Trading securities	30,486	30,486	—	—

Total assets	$62,068	$62,068	$—	$—

Fair value of interest rate swap agreements	$254,228	$—	$254,228	$—

Total liabilities	$254,228	$—	$254,228	$—

	December 31, 2010	Level 1	Level 2	Level 3

Available-for-sale securities	$31,570	$31,570	$—	$—
Trading securities	35,092	35,092	—	—

Total assets	$66,662	$66,662	$—	$—

Fair value of interest rate swap agreements	$340,526	$—	$340,526	$—

Total liabilities	$340,526	$—	$340,526	$—

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Schedule of future minimum lease payments for operating and capital leases

Commitments relating to noncancellable operating and capital leases for each of the next five years and thereafter are as follows (in thousands):

Year Ended December 31,	Operating (1)	Capital
2012	$176,403	$8,386
2013	149,460	7,216
2014	122,763	6,710
2015	98,543	6,005
2016	70,087	5,630
Thereafter	176,599	57,472

Total minimum future payments	$793,855	$91,419

Less imputed interest		(43,058)

		48,361
Less current portion		(4,008)

Long-term capital lease obligations		$44,353

(1)	Minimum lease payments have not been reduced by minimum sublease rentals due in the future of $21.3 million.

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Benefit obligations and funded status for the Company's Pension and SERP Plans

A summary of the benefit obligations and funded status for the Company’s Pension and SERP Plans at December 31, 2011 and 2010 follows (in thousands):

	Pension Plan		SERP
	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation, beginning of year	$39,682	$42,245	$73,840	$61,079
Service cost	1,315	1,169	5,197	4,661
Interest cost	2,159	2,051	3,434	3,728
Curtailment	—	(7,407)	—	—
Plan amendment	—	—	—	(24)
Actuarial loss	8,480	2,082	5,225	4,396
Benefits paid	(524)	(458)	(1,546)	—

Benefit obligation, end of year	51,112	39,682	86,150	73,840

Change in plan assets:
Fair value of assets, beginning of year	34,354	28,583	—	—
Actual return on plan assets	(536)	3,895	—	—
Employer contributions	1,758	2,334	—	—
Benefits paid	(524)	(458)	—	—

Fair value of assets, end of year	35,052	34,354	—	—

Unfunded status	$(16,060)	$(5,328)	$(86,150)	$(73,840)

Summary of consolidated balance sheets

A summary of the amounts recognized in the accompanying consolidated balance sheets at December 31, 2011 and 2010 follows (in thousands):

	Pension Plan		SERP
	2011	2010	2011	2010
Noncurrent asset	$—	$—	$—	$—
Current liability	—	—	(1,191)	(1,546)
Noncurrent liability	(16,060)	(5,328)	(84,959)	(72,294)

Net amount recognized in the consolidated balance sheets	$(16,060)	$(5,328)	$(86,150)	$(73,840)

Summary of AOCL

A summary of the amounts recognized in AOCL at December 31, 2011 and 2010 follows (in thousands):

	Pension Plan		SERP
	2011	2010	2011	2010
Prior service (credit) cost	$(1,076)	$(1,217)	$7,084	$8,781
Net actuarial loss	13,260	1,474	23,779	20,087

Total amount recognized in AOCL	$12,184	$257	$30,863	$28,868

Plans' benefit obligation in excess of the fair value of plan assets

A summary of the plans’ benefit obligation in excess of the fair value of plan assets at December 31, 2011 and 2010 follows (in thousands):

	Pension Plan		SERP
	2011	2010	2011	2010
Projected benefit obligation	$51,112	$39,682	$86,150	$73,840
Accumulated benefit obligation	50,745	39,380	66,172	47,304
Fair value of plan assets	35,052	34,354	—	—

Weighted-average assumptions to determine benefit obligations

A summary of the weighted-average assumptions used by the Company to determine benefit obligations as of December 31 follows:

	Pension Plan		SERP
	2011	2010	2011	2010
Discount rate	4.33%	5.50%	4.00%	4.75%
Annual salary increases	4.50%	4.50%	4.00%	4.00%

Net periodic cost and other amounts recognized in OCI

A summary of net periodic cost and other amounts recognized in OCI for the years ended December 31, 2011, 2010 and 2009 follows (in thousands):

	Pension Plan			SERP
	2011	2010	2009	2011	2010	2009
Service cost	$1,315	$1,169	$3,886	$5,197	$4,661	$4,437
Interest cost	2,159	2,051	2,200	3,434	3,728	2,469
Expected return on plan assets	(2,771)	(2,497)	(1,683)	—	—	—
Amortization of unrecognized prior service (credit) cost	(141)	(38)	689	1,696	1,697	1,704
Amortization of net loss	—	—	426	1,533	1,459	1
Curtailment credit	—	(1,910)	—	—	—	—

Net periodic cost	562	(1,225)	5,518	11,860	11,545	8,611

Prior service (credit) cost arising during period	—	(2,770)	—	—	(24)	—
Net (gain) loss arising during period	11,787	(2,044)	(4,595)	5,225	4,396	13,028
Amortization of:
Prior service cost (credit)	141	38	(689)	(1,696)	(1,697)	(1,704)
Net actuarial gain	—	—	(426)	(1,533)	(1,459)	(1)

Total amount recognized in OCI	11,928	(4,776)	(5,710)	1,996	1,216	11,323

Total recognized in net periodic cost and OCI	$12,490	$(6,001)	$(192)	$13,856	$12,761	$19,934

Expected amortization amounts, included in net periodic cost

A summary of the expected amortization amounts to be included in net periodic cost for 2012 are as follows (in thousands):

	Pension Plan	SERP
Prior service (credit) cost	$(141)	$1,696
Actuarial loss	978	2,028

Weighted-average assumptions to determine net periodic cost

A summary of the weighted-average assumptions used by the Company to determine net periodic cost for the years ended December 31, 2011, 2010 and 2009 follows:

	Pension Plan			SERP
	2011	2010	2009	2011	2010	2009
Discount rate	5.50%	5.99%	5.96%	4.75%	6.00%	6.00%
Rate of compensation increase	4.50%	4.50%	4.00%	4.00%	5.00%	5.00%
Expected long term rate of return on assets	8.00%	8.50%	8.50%	N/A	N/A	N/A

Weighted-average asset allocations by asset category

The Company’s weighted-average asset allocations by asset category at December 31, 2011 and 2010 follows:

	Pension Plan		SERP
	2011	2010	2011	2010
Equity securities	100%	100%	N/A	N/A
Debt securities	0%	0%	N/A	N/A

Total	100%	100%	N/A	N/A

Estimated future benefit payments reflecting future service

The estimated future benefit payments reflecting future service as of December 31, 2011 for the Pension Plan and SERP plan follows (in thousands):

Year Ending	Pension Plan	SERP
2012	$1,236	$1,191
2013	1,511	1,392
2014	1,701	10,782
2015	1,820	3,365
2016	2,237	44,737
2017-2021	15,115	40,072

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Effects of changes in the ownership interest in less-than-wholly-owned subsidiaries

The following schedule discloses the effects of changes in the Company’s ownership interest in its less-than-wholly-owned subsidiaries on Community Health Systems, Inc. stockholders’ equity (in thousands):

	Year Ended December 31,
	2011	2010	2009
Net income attributable to Community Health Systems, Inc.	$201,948	$279,983	$243,150
Transfers (to) from the noncontrolling interests:
Net (decrease) increase in Community Health Systems, Inc. paid-in capital for purchase of subsidiary partnership interests	(4,556)	(3,529)	3,106

Net transfers (to) from the noncontrolling interests	(4,556)	(3,529)	3,106

Change to Community Health Systems, Inc. stockholders’ equity from net income attributable to Community Health Systems, Inc. and transfers (to) from noncontrolling interests	$197,392	$276,454	$246,256

Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings per Share [Abstract]
Components for computation of basic and diluted earnings per share

The following table sets forth the components of the numerator and denominator for the computation of basic and diluted earnings per share for income from continuing operations, discontinued operations and net income attributable to Community Health Systems, Inc. common stockholders (in thousands, except share data):

	Year Ended December 31,
	2011	2010	2009
Numerator:
Income from continuing operations, net of taxes	$335,894	$355,213	$305,811
Less: Income from continuing operations attributable to noncontrolling interests, net of taxes	75,675	68,577	62,948

Income from continuing operations attributable to Community Health
Systems, Inc. common stockholders — basic and diluted	$260,219	$286,636	$242,863

(Loss) income from discontinued operations, net of taxes	$(58,271)	$(6,772)	$566
Less: (Loss) income from discontinued operations attributable to noncontrolling interests, net of taxes	—	(119)	279

Loss from discontinued operations attributable to Community Health Systems, Inc. common stockholders - basic and diluted	$(58,271)	$(6,653)	$287

Denominator:
Weighted-average number of shares outstanding – basic	89,966,933	91,718,791	90,614,886
Effect of dilutive securities:
Restricted stock awards	327,652	542,488	469,134
Employee stock options	361,554	667,606	422,637
Other equity-based awards	10,209	17,163	10,617

Weighted-average number of shares outstanding – diluted	90,666,348	92,946,048	91,517,274

Dilutive securities outstanding not included in the computation of earnings per share because their effect is antidilutive
Dilutive securities outstanding not included in the computation of earnings per share because their effect is antidilutive:

Employee stock options	6,432,281	4,882,338	6,820,393

Equity Investments (Tables)	12 Months Ended
Dec. 31, 2011
Equity Investments [Abstract]
Summarized combined financial information of entities in which Company owns equity interest

Summarized combined financial information for the unconsolidated entities in which the Company owns an equity interest is as follows (in thousands):

	December 31,
	2011	2010
Current assets	$233,496	$220,881
Noncurrent assets	790,125	771,646

Total assets	$1,023,621	$992,527

Current liabilities	$82,687	$83,985
Noncurrent liabilities	2,094	2,198
Members’ equity	938,672	905,006
Noncontrolling interests	168	1,338

Total liabilities and equity	$1,023,621	$992,527

	Year Ended December 31,
	2011	2010	2009
Net operating revenues	$1,230,146	$1,195,108	$1,181,334
Operating costs and expenses	$1,068,212	$1,044,751	$1,032,953
Income from continuing operations before taxes	$162,124	$150,640	$148,343

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Revenues and Income from continuing operations before income taxes

The distribution between reportable segments of the Company’s net operating revenues, income from continuing operations before income taxes, expenditures for segment assets and total assets is summarized in the following tables (in thousands):

	Year Ended December 31,
	2011	2010	2009
Net operating revenues:
Hospital operations	$11,631,382	$10,813,383	$10,065,457
Corporate and all other	274,830	279,039	268,044

	$11,906,212	$11,092,422	$10,333,501

Income from continuing operations before income taxes:
Hospital operations	$720,215	$662,303	$590,389
Corporate and all other	(246,668)	(143,409)	(142,727)

	$473,547	$518,894	$447,662

Expenditures for segment assets:
Hospital operations	$737,391	$646,509	$543,969
Corporate and all other	39,322	20,869	15,105

	$776,713	$667,378	$559,074

	December 31,
	2011	2010
Total assets:
Hospital operations	$13,984,964	$13,398,314
Corporate and all other	1,223,876	1,299,809

	$15,208,840	$14,698,123

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Pre tax charges in connection with lawsuits

The Company incurred the following pre-tax charges in connection with the Tenet acquisition lawsuit, government investigations and shareholder lawsuits relating to possible improper claims submitted to Medicare and Medicaid (in thousands):

	Year Ended December 31,
	2011	2010	2009
Professional fees and other related costs	$15,317	$—	$—

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)

	Quarter
	1st	2nd	3rd	4th	Total
	(in thousands, except share and per share data)
Year ended December 31, 2011:
Net operating revenues(1)	$2,954,083	$3,000,827	$2,945,477	$3,005,825	$11,906,212
Income from continuing operations before income taxes	135,697	137,695	132,517	67,638	473,547
Income from continuing operations	91,605	92,874	95,800	55,615	335,894
Loss from discontinued operations	(13,280)	(39,327)	(3,169)	(2,495)	(58,271)
Net income attributable to Community Health Systems, Inc	$61,324	$35,389	$74,304	$30,931	$201,948
Basic earnings per share attributable to Community Health Systems, Inc. common stockholders(2):
Continuing operations	$0.82	$0.82	$0.87	$0.38	$2.89
Discontinued operations	(0.15)	(0.43)	(0.04)	(0.03)	(0.65)

Net income	$0.67	$0.39	$0.83	$0.35	$2.24

Diluted earnings per share attributable to Community Health Systems, Inc. common stockholders(2):
Continuing operations	$0.81	$0.81	$0.86	$0.38	$2.87
Discontinued operations	(0.14)	(0.43)	(0.04)	(0.03)	(0.64)

Net income	$0.67	$0.39	$0.83	$0.35	$2.23

Weighted-average number of shares:
Basic	91,008,405	91,130,672	89,412,310	88,344,566	89,966,933
Diluted	92,136,819	91,783,725	89,857,583	88,913,813	90,666,348
Year ended December 31, 2010:
Net operating revenues	$2,702,111	$2,713,644	$2,772,311	$2,904,356	$11,092,422
Income from continuing operations before taxes	123,906	131,140	131,328	132,520	518,894
Income from continuing operations	84,357	88,379	88,009	94,468	355,213
Gain (loss) from discontinued operations	639	(2,037)	(3,155)	(2,219)	(6,772)
Net income attributable to Community Health Systems, Inc	$70,007	$70,065	$70,401	$69,510	$279,983
Basic earnings per share attributable to Community Health Systems, Inc. common stockholders(2):
Continuing operations	$0.76	$0.77	$0.80	$0.79	$3.13
Discontinued operations	0.01	(0.02)	(0.03)	(0.02)	(0.07)

Net income	$0.76	$0.75	$0.77	$0.77	$3.05

Diluted earnings per share attributable to Community Health Systems, Inc. common stockholders(2):
Continuing operations	$0.75	$0.76	$0.80	$0.78	$3.08
Discontinued operations	0.01	(0.02)	(0.03)	(0.02)	(0.07)

Net income	$0.75	$0.74	$0.76	$0.76	$3.01

Weighted-average number of shares:
Basic	91,615,275	93,358,771	91,484,466	90,422,331	91,718,791
Diluted	92,836,451	94,711,919	92,462,702	91,778,801	92,946,048

(1)	Net operating revenues for the quarter ended September 30, 2011 have been restated to reflect the reclassification of electronic health records incentive reimbursement, which was changed during the fourth quarter of 2011 as a reduction of operating expenses. This reclassification decreased net operating revenues and operating expenses by $40.2 million, and had no impact on income from continuing operations or net income as previously reported. Management does not believe this reclassification is material.
(2)	Total per share amounts may not add due to rounding.

Supplemental Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Financial Information [Abstract]
Condensed Consolidating Statement of Income

Condensed Consolidating Statement of Income

Year Ended December 31, 2011

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual allowances and discounts)	$—	$—	$7,904,497	$5,721,671	$—	$13,626,168
Provision for bad debts	—	—	1,003,252	716,704	—	1,719,956

Net operating revenues	—	—	6,901,245	5,004,967	—	11,906,212
Operating costs and expenses:
Salaries and benefits	—	—	3,065,753	2,512,172	—	5,577,925
Supplies	—	—	1,058,807	775,299	—	1,834,106
Other operating expenses	—	—	1,486,113	1,029,525	—	2,515,638
Electronic health records incentive reimbursement	—	—	(42,312)	(21,085)	—	(63,397)
Rent	—	—	124,823	129,958	—	254,781
Depreciation and amortization	—	—	393,549	259,125	—	652,674

Total operating costs and expenses	—	—	6,086,733	4,684,994	—	10,771,727

Income from operations	—	—	814,512	319,973	—	1,134,485
Interest expense, net	—	87,095	495,258	62,057	—	644,410
Loss (gain) from early extinguishment of debt	—	66,019	—	—	—	66,019
Equity in earnings of unconsolidated affiliates	(201,948)	(275,175)	(101,101)	—	528,733	(49,491)

Income from continuing operations before income taxes	201,948	122,061	420,355	257,916	(528,733)	473,547
Provision for (benefit from) income taxes	—	(79,887)	151,748	65,792	—	137,653

Income from continuing operations	201,948	201,948	268,607	192,124	(528,733)	335,894
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold	—	—	—	(7,769)	—	(7,769)
Impairment of hospitals sold	—	—	—	(47,930)	—	(47,930)
Loss on sale, net	—	—	—	(2,572)	—	(2,572)

(Loss) income from discontinued operations, net of taxes	—	—	—	(58,271)	—	(58,271)

Net income	201,948	201,948	268,607	133,853	(528,733)	277,623
Less: Net income attributable to noncontrolling interests	—	—	—	75,675	—	75,675

Net income attributable to Community Health Systems, Inc.	$201,948	$201,948	$268,607	$58,178	$(528,733)	$201,948

Condensed Consolidating Statement of Income Year Ended December 31, 2010
	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual allowances and discounts)	$—	$—	$7,271,078	$5,352,196	$—	$12,623,274
Provision for bad debts	—	—	901,580	629,272	—	1,530,852

Net operating revenues	—	—	6,369,498	4,722,924	—	11,092,422
Operating costs and expenses:
Salaries and benefits	—	—	2,792,543	2,301,224	—	5,093,767
Supplies	—	—	989,241	748,847	—	1,738,088
Other operating expenses	—	—	1,295,527	1,000,536	—	2,296,063
Electronic health records incentive reimbursement	—	—	—	—	—	—
Rent	—	—	118,215	130,248	—	248,463
Depreciation and amortization	—	—	348,037	246,960	—	594,997

Total operating costs and expenses	—	—	5,543,563	4,427,815	—	9,971,378

Income from operations	—	—	825,935	295,109	—	1,121,044

Interest expense, net	—	113,464	477,418	56,711	—	647,593
Loss (gain) from early extinguishment of debt	—	—	—	—	—	—
Equity in earnings of unconsolidated affiliates	(279,983)	(312,730)	(142,174)	—	689,444	(45,443)

Income from continuing operations before income taxes	279,983	199,266	490,691	238,398	(689,444)	518,894
Provision for (benefit from) income taxes	—	(80,717)	180,574	63,824	—	163,681

Income from continuing operations	279,983	279,983	310,117	174,574	(689,444)	355,213
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold	—	—	—	(6,772)	—	(6,772)
Impairment of hospitals sold	—	—	—	—	—	—
Loss on sale, net	—	—	—	—	—	—

(Loss) income from discontinued operations, net of taxes	—	—	—	(6,772)	—	(6,772)

Net income	279,983	279,983	310,117	167,802	(689,444)	348,441
Less: Net income attributable to noncontrolling interests	—	—	—	68,458	—	68,458

Net income attributable to Community Health Systems, Inc.	$279,983	$279,983	$310,117	$99,344	$(689,444)	$279,983

Condensed Consolidating Statement of Income Year Ended December 31, 2009
	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual allowances and discounts)	$—	$—	$6,763,647	$4,978,807	$—	$11,742,454
Provision for bad debts	—	—	841,342	567,611	—	1,408,953

Net operating revenues	—	—	5,922,305	4,411,196	—	10,333,501
Operating costs and expenses:
Salaries and benefits	—	—	2,630,349	2,070,882	—	4,701,231
Supplies	—	—	933,730	716,049	—	1,649,779
Other operating expenses	—	—	1,169,896	959,185	—	2,129,081
Electronic health records incentive reimbursement	—	—	—	—	—	—
Rent	—	—	113,407	124,129	—	237,536
Depreciation and amortization	—	—	324,018	227,025	—	551,043

Total operating costs and expenses	—	—	5,171,400	4,097,270	—	9,268,670

Income from operations	—	—	750,905	313,926	—	1,064,831

Interest expense, net	—	110,507	479,458	53,643	—	643,608
Loss (gain) from early extinguishment of debt	—	(2,385)	—	—	—	(2,385)
Equity in earnings of unconsolidated affiliates	(243,150)	(259,270)	(157,491)	—	623,380	(36,531)
Impairment of long-lived and other assets	—	—	12,477	—	—	12,477

Income from continuing operations before income taxes	243,150	151,148	416,461	260,283	(623,380)	447,662
Provision for (benefit from) income taxes	—	(92,002)	159,921	73,932	—	141,851

Income from continuing operations	243,150	243,150	256,540	186,351	(623,380)	305,811
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold	—	—	(50)	1,021	—	971
Impairment of hospitals sold	—	—	—	—	—	—
Loss on sale, net	—	—	—	(405)	—	(405)

(Loss) income from discontinued operations, net of taxes	—	—	(50)	616	—	566

Net income	243,150	243,150	256,490	186,967	(623,380)	306,377
Less: Net income attributable to noncontrolling interests	—	—	—	63,227	—	63,227

Net income attributable to Community Health Systems, Inc.	$243,150	$243,150	$256,490	$123,740	$(623,380)	$243,150

Condensed Consolidating Statements of Comprehensive Income
Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2011

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$201,948	$201,948	$268,607	$133,853	$(528,733)	$277,623

Other comprehensive income, net of taxes
Net change in fair value of interest rate swaps	55,145	55,145	—	—	(55,145)	55,145
Net change in fair value of available-for-sale securities	(960)	(960)	(960)	—	1,920	(960)
Amortization and recognition of unrecognized pension cost components	(7,737)	(7,737)	(7,737)	—	15,474	(7,737)

Other comprehensive income	46,448	46,448	(8,697)	—	(37,751)	46,448

Comprehensive income	248,396	248,396	259,910	133,853	(566,484)	324,071
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	75,675	—	75,675

Comprehensive income attributable to Community Health Systems, Inc.	$248,396	$248,396	$259,910	$58,178	$(566,484)	$248,396

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2010

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$279,983	$279,983	$310,117	$167,802	$(689,444)	$348,441

Other comprehensive income, net of taxes
Net change in fair value of interest rate swaps	(15,676)	(15,676)	—	—	15,676	(15,676)
Net change in fair value of available-for-sale securities	3,716	3,716	3,716	—	(7,432)	3,716
Amortization and recognition of unrecognized pension cost components	2,418	2,418	2,418	—	(4,836)	2,418

Other comprehensive income	(9,542)	(9,542)	6,134	—	3,408	(9,542)

Comprehensive income	270,441	270,441	316,251	167,802	(686,036)	338,899
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	68,458	—	68,458

Comprehensive income attributable to Community Health Systems, Inc.	$270,441	$270,441	$316,251	$99,344	$(686,036)	$270,441

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2009

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$243,150	$243,150	$256,490	$186,967	$(623,380)	$306,377

Other comprehensive income, net of taxes
Net change in fair value of interest rate swaps	76,225	76,225	—	—	(76,225)	76,225
Net change in fair value of available-for-sale securities	412	412	412	—	(824)	412
Amortization and recognition of unrecognized pension cost components	(2,447)	(2,447)	(2,447)	—	4,894	(2,447)

Other comprehensive income	74,190	74,190	(2,035)	—	(72,155)	74,190

Comprehensive income	317,340	317,340	254,455	186,967	(695,535)	380,567
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	63,227	—	63,227

Comprehensive income attributable to Community Health Systems, Inc.	$317,340	$317,340	$254,455	$123,740	$(695,535)	$317,340

Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent		Other	Non-
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$14,536	$115,329	$—	$129,865
Patient accounts receivable, net of allowance for doubtful accounts	—	—	1,088,121	746,046	—	1,834,167
Supplies	—	—	215,203	131,408	—	346,611
Deferred income taxes	89,797	—	—	—	—	89,797
Prepaid expenses and taxes	101,389	117	83,983	28,513	—	214,002
Other current assets	—	10,235	141,192	80,220	—	231,647

Total current assets	191,186	10,352	1,543,035	1,101,516	—	2,846,089

Intercompany receivable	1,160,785	9,294,295	1,741,928	1,672,003	(13,869,011)	—

Property and equipment, net	—	—	4,395,498	2,460,478	—	6,855,976

Goodwill	—	—	2,412,517	1,852,328	—	4,264,845

Other assets, net of accumulated amortization	—	99,521	523,645	618,764	—	1,241,930

Net investment in subsidiaries	1,758,458	6,413,757	2,450,625	—	(10,622,840)	—

Total assets	$3,110,429	$15,817,925	$13,067,248	$7,705,089	$(24,491,851)	$15,208,840

LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$—	$49,954	$9,625	$4,127	$—	$63,706
Accounts payable	—	345	511,145	237,507	—	748,997
Deferred income taxes	—	—	—	—	—	—
Accrued interest	—	109,984	131	6	—	110,121
Accrued liabilities	7,580	567	662,746	317,422	—	988,315

Total current liabilities	7,580	160,850	1,183,647	559,062	—	1,911,139

Long-term debt	—	8,707,805	49,184	25,809	—	8,782,798

Intercompany payable	—	4,936,587	9,290,461	6,229,469	(20,456,517)	—

Deferred income taxes	704,725	—	—	—	—	704,725

Other long-term liabilities	1,028	254,228	433,119	261,615	—	949,990

Total liabilities	713,333	14,059,470	10,956,411	7,075,955	(20,456,517)	12,348,652

Redeemable noncontrolling interests in equity of consolidated subsidiaries	—	—	—	395,743	—	395,743

Equity:
Community Health Systems, Inc. stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	915	—	1	2	(3)	915
Additional paid-in capital	1,086,008	701,399	769,841	59,941	(1,531,181)	1,086,008
Treasury stock, at cost	(6,678)	—	—	—	—	(6,678)

Accumulated other comprehensive (loss) income	(184,479)	(184,479)	(21,687)	—	206,166	(184,479)
Retained earnings	1,501,330	1,241,535	1,362,682	106,099	(2,710,316)	1,501,330

Total Community Health Systems, Inc. stockholders’ equity	2,397,096	1,758,455	2,110,837	166,042	(4,035,334)	2,397,096
Noncontrolling interests in equity of consolidated subsidiaries	—	—	—	67,349	—	67,349

Total equity	2,397,096	1,758,455	2,110,837	233,391	(4,035,334)	2,464,445

Total liabilities and equity	$3,110,429	$15,817,925	$13,067,248	$7,705,089	$(24,491,851)	$15,208,840

Condensed Consolidating Balance Sheet

December 31, 2010

	Parent		Other	Non-
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$213,117	$86,052	$—	$299,169
Patient accounts receivable, net of allowance for doubtful accounts	—	—	969,928	744,614	—	1,714,542
Supplies	—	—	193,902	135,212	—	329,114
Deferred income taxes	115,819	—	—	—	—	115,819
Prepaid expenses and taxes	118,464	116	88,647	11,991	—	219,218
Other current assets	—	41	137,113	56,177	—	193,331

Total current assets	234,283	157	1,602,707	1,034,046	—	2,871,193

Intercompany receivable	1,079,294	9,002,158	1,424,734	1,370,494	(12,876,680)	—

Property and equipment, net	—	—	3,889,651	2,434,786	—	6,324,437

Goodwill	—	—	2,331,452	1,818,795	—	4,150,247

Other assets, net of accumulated amortization	—	131,352	438,131	782,763	—	1,352,246

Net investment in subsidiaries	1,510,063	5,267,860	1,944,795	—	(8,722,718)	—

Total assets	$2,823,640	$14,401,527	$11,631,470	$7,440,884	$(21,599,398)	$14,698,123

LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$—	$49,953	$11,070	$2,116	$—	$63,139
Accounts payable	—	—	361,088	165,250	—	526,338
Deferred income taxes	8,882	—	—	—	—	8,882
Accrued interest	—	146,297	116	2	—	146,415
Accrued liabilities	7,595	567	567,101	322,003	—	897,266

Total current liabilities	16,477	196,817	939,375	489,371	—	1,642,040

Long-term debt	—	8,734,473	44,831	29,078	—	8,808,382

Intercompany payable	—	3,619,651	8,424,670	6,086,227	(18,130,548)	—

Deferred income taxes	608,177	—	—	—	—	608,177

Other long-term liabilities	9,522	340,526	371,667	279,960	—	1,001,675

Total liabilities	634,176	12,891,467	9,780,543	6,884,636	(18,130,548)	12,060,274

Redeemable noncontrolling interests in equity of consolidated subsidiaries	—	—	—	387,472	—	387,472

Equity:
Community Health Systems, Inc. stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	936	—	1	2	(3)	936
Additional paid-in capital	1,126,751	640,683	685,921	39,693	(1,366,297)	1,126,751
Treasury stock, at cost	(6,678)	—	—	—	—	(6,678)

Accumulated other comprehensive (loss) income	(230,927)	(230,927)	(12,990)	—	243,917	(230,927)
Retained earnings	1,299,382	1,100,304	1,177,995	68,169	(2,346,468)	1,299,382

Total Community Health Systems, Inc. stockholders’ equity	2,189,464	1,510,060	1,850,927	107,864	(3,468,851)	2,189,464
Noncontrolling interests in equity of consolidated subsidiaries	—	—	—	60,913	—	60,913

Total equity	2,189,464	1,510,060	1,850,927	168,777	(3,468,851)	2,250,377

Total liabilities and equity	$2,823,640	$14,401,527	$11,631,470	$7,440,885	$(21,599,399)	$14,698,123

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011

	Parent		Other	Non-
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(41,780)	$(111,011)	$840,582	$574,117	$—	$1,261,908

Cash flows from investing activities:
Acquisitions of facilities and other related equipment	—	—	(370,243)	(45,117)	—	(415,360)
Purchases of property and equipment	—	—	(440,754)	(335,959)	—	(776,713)
Proceeds from disposition of hospitals and other ancillary operations	—	—	—	173,387	—	173,387
Proceeds from sale of property and equipment	—	—	2,283	8,877	—	11,160
Increase in other investments	—	(10,000)	(129,852)	(48,397)	—	(188,249)

Net cash used in investing activities	—	(10,000)	(938,566)	(247,209)	—	(1,195,775)

Cash flows from financing activities:
Proceeds from exercise of stock options	18,910	—	—	—	—	18,910
Repurchase of restricted stock shares for payroll tax withholding requirements	(13,311)	—	—	—	—	(13,311)
Deferred financing costs	—	(19,352)	—	—	—	(19,352)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	5,290	—	—	—	—	5,290
Stock buy-back	(85,790)	—	—	—	—	(85,790)
Proceeds from noncontrolling investors in joint ventures	—	—	—	1,229	—	1,229
Redemption of noncontrolling investments in joint ventures	—	—	—	(13,022)	—	(13,022)
Distributions to noncontrolling investors in joint ventures	—	—	—	(56,094)	—	(56,094)
Changes in intercompany balances with affiliates, net	116,681	209,066	(95,945)	(229,802)	—	—
Borrowings under credit agreement	—	560,000	18,236	2,145	(2,145)	578,236
Issuance of long-term debt	—	1,000,000	—	—	—	1,000,000
Repayments of long-term indebtedness	—	(1,628,703)	(22,888)	(2,087)	2,145	(1,651,533)

Net cash provided by (used in) financing activities	41,780	121,011	(100,597)	(297,631)	—	(235,437)

Net change in cash and cash equivalents	—	—	(198,581)	29,277	—	(169,304)
Cash and cash equivalents at beginning of period	—	—	213,117	86,052	—	299,169

Cash and cash equivalents at end of period	$—	$—	$14,536	$115,329	$—	$129,865

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(154,101)	$(87,018)	$782,993	$646,856	$—	$1,188,730

Cash flows from investing activities:
Acquisitions of facilities and other related equipment	—	—	(204,773)	(43,478)	—	(248,251)
Purchases of property and equipment	—	—	(342,735)	(324,643)	—	(667,378)
Proceeds from disposition of hospitals and other ancillary operations	—	—	—	—	—	—
Proceeds from sale of property and equipment	—	—	8,140	261	—	8,401
Increase in other investments	—	—	(112,587)	(24,495)	—	(137,082)

Net cash used in investing activities	—	—	(651,955)	(392,355)	—	(1,044,310)

Cash flows from financing activities:
Proceeds from exercise of stock options	56,916	—	—	—	—	56,916
Repurchase of restricted stock shares for payroll tax withholding requirements	—	—	—	—	—	—
Deferred financing costs	—	(13,260)	—	—	—	(13,260)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	10,219	—	—	—	—	10,219
Stock buy-back	(113,961)	—	—	—	—	(113,961)
Proceeds from noncontrolling investors in joint ventures	—	—	—	7,201	—	7,201
Redemption of noncontrolling investments in joint ventures	—	—	—	(7,318)	—	(7,318)
Distributions to noncontrolling investors in joint ventures	—	—	—	(68,113)	—	(68,113)
Changes in intercompany balances with affiliates, net	200,927	144,788	(142,864)	(202,851)	—	—
Borrowings under credit agreement		—	—	—	—	—
Issuance of long-term debt	—	—	—	—	—	—
Repayments of long-term indebtedness	—	(44,510)	(13,507)	(3,459)	—	(61,476)

Net cash provided by (used in) financing activities	154,101	87,018	(156,371)	(274,540)	—	(189,792)

Net change in cash and cash equivalents	—	—	(25,333)	(20,039)	—	(45,372)
Cash and cash equivalents at beginning of period	—	—	238,450	106,091	—	344,541

Cash and cash equivalents at end of period	$—	$—	$213,117	$86,052	$—	$299,169

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2009

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(62,883)	$(88,486)	$671,528	$556,270	$—	$1,076,429

Cash flows from investing activities:
Acquisitions of facilities and other related equipment	—	—	(199,363)	(64,410)	—	(263,773)
Purchases of property and equipment	—	—	(368,408)	(208,480)	—	(576,888)
Proceeds from disposition of hospitals and other ancillary operations	—	—	—	89,514	—	89,514
Proceeds from sale of property and equipment	—	—	824	3,195	—	4,019
Increase in other investments	—	—	(115,799)	(4,255)	—	(120,054)

Net cash used in investing activities	—	—	(682,746)	(184,436)	—	(867,182)

Cash flows from financing activities:
Proceeds from exercise of stock options	12,759	—	—	—	—	12,759
Repurchase of restricted stock shares for payroll tax withholding requirements	—	—	—	—	—	—
Deferred financing costs	—	(82)	—	—	—	(82)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	(3,472)	—	—	—	—	(3,472)
Stock buy-back	—	—	—	—	—	—
Proceeds from noncontrolling investors in joint ventures	—	—	—	29,838	—	29,838
Redemption of noncontrolling investments in joint ventures	—	—	—	(7,268)	—	(7,268)
Distributions to noncontrolling investors in joint ventures	—	—	—	(58,963)	—	(58,963)
Changes in intercompany balances with affiliates, net	53,596	135,518	100,944	(290,058)	—	—
Borrowings under credit agreement	—	200,000	4,045	2,570	(6,615)	200,000
Issuance of long-term debt	—	—	—	—	—	—
Repayments of long-term indebtedness	—	(246,950)	(13,853)	(3,985)	6,615	(258,173)

Net cash provided by (used in) financing activities	62,883	88,486	91,136	(327,866)	—	(85,361)

Net change in cash and cash equivalents	—	—	79,918	43,968	—	123,886
Cash and cash equivalents at beginning of period	—	—	158,532	62,123	—	220,655

Cash and cash equivalents at end of period	$—	$—	$238,450	$106,091	$—	$344,541

Business and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Health Care Organization Receivable and Revenue Disclosures [Line Items]
Total	$ 13,626,168	$ 12,623,274	$ 11,742,454
Medicare [Member]
Health Care Organization Receivable and Revenue Disclosures [Line Items]
Total	3,654,247	3,464,117	3,212,424
Medicaid [Member]
Health Care Organization Receivable and Revenue Disclosures [Line Items]
Total	1,318,756	1,345,315	1,146,033
Managed Care and other third-party payors [Member]
Health Care Organization Receivable and Revenue Disclosures [Line Items]
Total	7,014,519	6,359,322	6,071,023
Self-pay [Member]
Health Care Organization Receivable and Revenue Disclosures [Line Items]
Total	$ 1,638,646	$ 1,454,520	$ 1,312,974

Business and Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss)
Change in Fair Value of Interest Rate Swaps, Beginning Balance	$ (217,936)	$ (202,260)
Change in Fair Value of Interest Rate Swaps, Activity during year, net of tax	55,145	(15,676)
Change in Fair Value of Interest Rate Swaps, Ending Balance	(162,791)	(217,936)
Change in Fair Value of Sale Securities, Beginning Balance	2,536	(1,180)
Change in Fair Value of Sale Securities, Activity during year, net of tax	(960)	3,716
Change in Fair Value of Sale Securities, Ending Balance	1,576	2,536
Change in Unrecognized Pension Cost Components, Beginning balance	(15,527)	(17,945)
Change in Unrecognized Pension Cost Components, Activity during year, net of tax	(7,737)	2,418
Change in Unrecognized Pension Cost Components, Ending balance	(23,264)	(15,527)
Accumulated Other Comprehensive Income (Loss), Beginning Balance	(230,927)	(221,385)
Accumulated Other Comprehensive Income (Loss), Activity during year, net of tax	46,448	(9,542)
Accumulated Other Comprehensive Income (Loss), Ending Balance	$ (184,479)	$ (230,927)

Business and Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Bed Hospital State	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Patient accounts receivable, net of allowance for doubtful accounts	$ 1,834,167,000	$ 1,714,542,000
Business and Summary of Significant Accounting Policies (Textual) [Abstract]
Number of hospitals owned and leased by the Company	131
Number of stand alone rehabilitation or Psychiatric hospitals	4
Number of beds for which license is obtained	19,695
Number of states in which hospitals are owned or leased	29
Corporate office costs included in general and administrative expenses	183,400,000	155,400,000	157,900,000
Accumulated other comprehensive income (loss) including unrealized gain	(960,000)	3,716,000	412,000
Construction in Progress, Gross	397,200,000	221,200,000
Interest Capitalized Related to Construction in Progress	21,400,000	11,900,000	16,700,000
Purchases of property and equipment accrued in accounts payable	94,200,000	59,500,000
Annual testing date for goodwill to be evaluated for impairments	September 30th
Term of physician recruitment contract	3 years
Percentage of net operating revenues related to services rendered to patients covered by the Medicare and Medicaid programs	36.50%	38.10%	37.20%
Percentage of revenues from Medicare outlier payments included in received from Medicare	0.42%	0.43%	0.43%
Amounts due to third party payors	66,000,000	80,500,000
Amounts due from third party payors	86,500,000	118,700,000
Charity Care, Methodology	The estimated cost of these charity care services was determined using a ratio of cost to gross charges and applying that ratio to the gross charges associated with providing care to charity patients for the period.
Provision for contractual allowance included in net operating revenue	42,400,000,000	35,800,000,000	30,800,000,000
Value of administrative and other discounts provided to self-pay patients	852,400,000	689,400,000	531,900,000
Value of charity care services at the Company's standard charges	651,100,000	512,400,000	451,000,000
Estimated cost incurred to provide charity care services	125,700,000	105,500,000	104,000,000
Percentage reserved for all non-self-pay payors accounts aging over 365 days from the date of discharge	100.00%
Physicians recruitment agreement period	1 year
Period for physicians committed to practice in community	3 years
Unamortized portion of physicians income guarantee	33,000,000	37,200,000
Percentage of quantitative threshold under condition one to disclose financial information for operating segment	10.00%
Percentage of consolidated net revenue for disclosing individual reportable segments	75.00%
Increase in Other Current Assets	5,300,000
Increase in Other Assets	36,900,000
Increase in Long Term Liabilities	42,200,000
Effect on income statement with adoption of ASU	0
Medicare [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net of contractual allowances, from Medicare	250,800,000	270,800,000
Accounts receivable, net of contractual allowances, from Medicare as a percentage of consolidated net accounts receivable, before allowance for doubtful accounts	6.70%	8.10%
Routine Software [Member]
Finite-Lived Intangible Assets [Line Items]
Expected useful life (in years)	3
Major Software [Member]
Finite-Lived Intangible Assets [Line Items]
Expected useful life (in years)	8
Land and Improvements [Member]
Property Plant and Equipment [Line Items]
Estimated useful lives (in years), minimum	2
Estimated useful lives (in years), maximum	15
Weighted-average useful life (in years)	14
Building and Improvements [Member]
Property Plant and Equipment [Line Items]
Estimated useful lives (in years), minimum	5
Estimated useful lives (in years), maximum	40
Weighted-average useful life (in years)	24
Equipment and Fixtures [Member]
Property Plant and Equipment [Line Items]
Estimated useful lives (in years), minimum	4
Estimated useful lives (in years), maximum	18
Weighted-average useful life (in years)	8
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs included in general and administrative expenses	$ 42,500,000	$ 38,800,000	$ 44,500,000
Indiana [Member] | Geographic Concentration Risk [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Operating revenues, net of contractual allowances and discounts (but before the provision for bad debts) as a percentage of consolidated operating revenues	10.30%	10.60%	11.20%
Texas [Member] | Geographic Concentration Risk [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Operating revenues, net of contractual allowances and discounts (but before the provision for bad debts) as a percentage of consolidated operating revenues	13.10%	13.00%	13.20%
Pennsylvania [Member] | Geographic Concentration Risk [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Operating revenues, net of contractual allowances and discounts (but before the provision for bad debts) as a percentage of consolidated operating revenues	11.50%	10.30%	10.20%

Accounting for Stock-Based Compensation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impact of Total Compensation Expense
Effect on income from continuing operations before income taxes	$ (42,542)	$ (38,779)	$ (44,501)
Effect on net income	$ (27,014)	$ (24,625)	$ (26,986)

Accounting for Stock-Based Compensation (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Fair value of stock options
Expected volatility	33.80%	33.70%	40.70%
Expected dividends	$ 0	$ 0	$ 0
Expected term	4	3.1	4
Risk-free interest rate	1.63%	1.41%	1.64%

Accounting for Stock-Based Compensation (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Options outstanding and exercisable
Beginning Balance, shares	7,834,332	8,954,081	8,764,084
Granted, Shares	1,505,000	1,447,500	1,313,000
Exercised, Shares	(623,341)	(2,194,862)	(680,898)
Forfeited and cancelled, Shares	(326,849)	(372,387)	(442,105)
Ending Balance, shares	8,389,142	7,834,332	8,954,081
Beginning of Period, Weighted Average Exercise Price	$ 32.08	$ 30.19	$ 30.97
Granted, Weighted Average Exercise Price	$ 35.87	$ 33.89	$ 19.43
Exercised, Weighted Average Exercise Price	$ 30.34	$ 25.88	$ 18.74
Forfeited and cancelled, Weighted Average Exercise Price	$ 33.69	$ 29.8	$ 31.27
End of Period, Weighted Average Exercise Price	$ 32.83	$ 32.08	$ 30.19
Weighted Average Remaining Contractual Term	5.3
Aggregate Intrinsic Value	$ 120
Exercisable, Shares	5,884,262
Exercisable, Weighted Average Exercise Price	$ 32.74
Exercisable, Weighted Average Remaining Contractual Term	3.9
Exercisable, Intrinsic Value	$ 74

Accounting for Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted stock outstanding
Beginning Balance, Shares	2,125,291	1,897,541	1,684,207
Granted, Shares	1,109,949	1,099,000	1,188,814
Vested, Shares	(1,009,959)	(860,749)	(965,478)
Forfeited, Shares	(17,669)	(10,501)	(10,002)
Ending Balance, Shares	2,207,612	2,125,291	1,897,541
Beginning of Period, Weighted Average Grant Date Fair Value	$ 27.92	$ 24.09	$ 35.57
Granted, Weighted Average Grant Date Fair Value	$ 37.57	$ 33.83	$ 18.45
Vested, Weighted Average Grant Date Fair Value	$ 27.4	$ 27.04	$ 37.08
Forfeited, Weighted Average Grant Date Fair Value	$ 35.68	$ 27.84	$ 32.52
End of Period, Weighted Average Grant Date Fair Value	$ 32.95	$ 27.92	$ 24.09

Accounting For Stock Based Compensation (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Beginning Balance, Shares	2,125,291	1,897,541	1,684,207
Granted, Shares	1,109,949	1,099,000	1,188,814
Vested, Shares	(1,009,959)	(860,749)	(965,478)
Forfeited, Shares	17,669	10,501	10,002
Ending Balance, Shares	2,207,612	2,125,291	1,897,541
Beginning of Period, Weighted Average Grant Date Fair Value	$ 27.92	$ 24.09	$ 35.57
Granted, Weighted Average Grant Date Fair Value	$ 37.57	$ 33.83	$ 18.45
Vested, Weighted Average Grant Date Fair Value	$ 27.4	$ 27.04	$ 37.08
Forfeited, Weighted Average Grant Date Fair Value	$ 35.68	$ 27.84	$ 32.52
End of Period, Weighted Average Grant Date Fair Value	$ 32.95	$ 27.92	$ 24.09
Phantom Stock and Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Beginning Balance, Shares	53,388	50,057
Vested, Shares	(22,560)	(21,449)
Forfeited, Shares
Ending Balance, Shares	52,956	53,388	50,057
Beginning of Period, Weighted Average Grant Date Fair Value	$ 26.11	$ 19.19
Vested, Weighted Average Grant Date Fair Value	$ 24.68	$ 18.97
Forfeited, Weighted Average Grant Date Fair Value
End of Period, Weighted Average Grant Date Fair Value	$ 31.67	$ 26.11	$ 19.19
Phantom stock [Member] | Phantom Stock and Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Granted, Shares			42,906
Granted, Weighted Average Grant Date Fair Value			$ 18.18
Restricted Stock Units [Member] | Phantom Stock and Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Granted, Shares	22,128	24,780	7,151
Granted, Weighted Average Grant Date Fair Value	$ 37.96	$ 33.9	$ 25.27

Accounting for Stock-Based Compensation (Details 5) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Director's Fee
Directors' fees earned and deferred into plan	$ 220	$ 180	$ 80
Share equivalent units	9,974	5,207	3,284

Accounting for Stock-Based Compensation (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Contractual term of option granted prior to 2005 [Member]	Dec. 31, 2011 Contractual term of option granted from 2005 through 2007 [Member]	Dec. 31, 2011 Contractual term of option granted from 2008 through 2011 [Member]	Dec. 31, 2011 Plan 2000 [Member]	Dec. 31, 2011 Plan 2009 [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2011 Restricted Stock Restricted Stock Units and Phantom Shares [Member]	Dec. 31, 2011 Phantom Stock and Restricted Stock Units [Member]	Dec. 31, 2010 Phantom Stock and Restricted Stock Units [Member]	Dec. 31, 2009 Phantom Stock and Restricted Stock Units [Member]	Dec. 31, 2008 Phantom Stock and Restricted Stock Units [Member]	Feb. 24, 2010 Phantom Stock and Restricted Stock Units [Member] Plan 2000 [Member]	Feb. 25, 2009 Phantom Stock and Restricted Stock Units [Member] Plan 2000 [Member]	Feb. 19, 2009 Phantom Stock and Restricted Stock Units [Member] Plan 2000 [Member]	Feb. 23, 2011 Phantom Stock and Restricted Stock Units [Member] Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unissued common stock reserved for grants								332,747	2,773,489
Employee Service Share-based Compensation, Unrecognized Compensation Costs on Nonvested Awards	$ 59									$ 13.1	$ 45.9
Closing price of Company's common stock	$ 17.45
Number of shares received by Director.																4,130	7,151	7,151
Grant received by director																			3,688
Total shares of phantom stock	1,109,949	1,099,000	1,188,814
Shares vested at weighted-average grant date	1,009,959	860,749	965,478									22,560	21,449
Weighted-average grant date fair value, Vested	$ 27.4	$ 27.04	$ 37.08									$ 24.68	$ 18.97
Phantom stock and restricted stock units unvested	2,207,612	2,125,291	1,897,541	1,684,207								52,956	53,388	50,057
Weighted-average grant date fair value, Vested	$ 32.95	$ 27.92	$ 24.09	$ 35.57								$ 31.67	$ 26.11	$ 19.19
Contractual term of option granted					10 years	8 years	10 years
Accounting for Stock Based Compensation (Textual) [Abstract]
Weighted Average Period in months	22
Weighted-average grant date fair value of stock options	$ 10.07	$ 8.47	$ 6.61
Aggregate intrinsic value of options exercised	6.1	28.9	7.6
Share equivalent units, Deferred in the plan	28,775
Aggregate fair value, Deferred in the plan	$ 0.5
Valuation method used to estimate the fair value of stock options	Black Scholes option pricing model

Acquisitions and Divestitures (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Allocation of Purchase Price for business acquisition transactions
Current assets	$ 26,017	$ 46,842
Property and equipment	280,639	169,209
Goodwill	73,923	10,537
Intangible assets	2,260	1,730
Other long-term assets	3,497
Liabilities	28,089	51,124
Summary of business acquisition operation
Pro forma net operating revenues	12,180,247	11,792,639
Pro forma net income	$ 173,697	$ 259,978
Pro forma net income per share:
Basic	$ 1.93	$ 2.83
Diluted	$ 1.92	$ 2.8

Acquisitions and Divestitures (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net operating revenues and income from discontinued operations
Net operating revenues									$ 144,546	$ 305,562	$ 348,796
(Loss) income from operations of entities sold before income taxes									(12,390)	(10,460)	1,492
Impairment of hospitals sold									(51,695)
Loss on sale, net									(4,301)		(644)
(Loss) income from discontinued operations before income taxes									(68,386)	(10,460)	848
(Benefit from) provision for income taxes									(10,115)	(3,688)	282
(Loss) income from discontinued operations, net of taxes	$ (2,495)	$ (3,169)	$ (39,327)	$ (13,280)	$ (2,219)	$ (3,155)	$ (2,037)	$ 639	$ (58,271)	$ (6,772)	$ 566

Acquisitions and Divestitures (Details Textual) (USD $)	1 Months Ended	12 Months Ended																			1 Months Ended				1 Months Ended			1 Months Ended		1 Months Ended
	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 01, 2009	Mar. 31, 2009	Dec. 31, 2011 Mercy health partners [Member]	May 01, 2011 Mercy health partners [Member]	Dec. 31, 2011 Forum Health [Member]	Sep. 30, 2010 Forum Health [Member]	Dec. 31, 2011 Bluefield Regional Medical Center [Member]	Sep. 30, 2010 Bluefield Regional Medical Center [Member]	Dec. 31, 2011 Marion Regional Healthcare System [Member]	Jul. 07, 2010 Marion Regional Healthcare System [Member]	Dec. 31, 2011 Physician practices, clinics and other ancillary businesses [Member]	Dec. 31, 2010 Physician practices, clinics and other ancillary businesses [Member]	Dec. 31, 2011 Tomball Regional Hospital [Member]	Sep. 30, 2011 Tomball Regional Hospital [Member]	Dec. 31, 2011 Wyoming Valley Health Care System [Member]	Apr. 30, 2009 Wyoming Valley Health Care System [Member]	Jan. 31, 2010 Siloam Springs Memorial Hospital [Member]	Feb. 28, 2009 Siloam Springs Memorial Hospital [Member]	Jan. 31, 2009 Siloam Springs Memorial Hospital [Member]	Mar. 31, 2009 Medical Center of South Arkansas [Member]	Mar. 31, 2009 Presbyterian Hospital of Denton [Member]	Feb. 28, 2011 Oregon Healthcare Resources LLC [Member]	Jan. 31, 2011 Oregon Healthcare Resources LLC [Member]	Sep. 30, 2011 Southcrest and Claremore Hospital [Member]	Aug. 31, 2011 Southcrest and Claremore Hospital [Member]	Oct. 31, 2011 New Directions Health Systems LLC [Member]	Oct. 22, 2011 New Directions Health Systems LLC [Member]
Acquisitions and Divestitures (Textual) [Abstract]
Financing to Rockwood Clinic				$ 54,200,000
Acquired Remaining percentage of noncontrolling interest in Massillon Community Health System, LLC					20.00%
Payments to Acquire Additional Interest in Subsidiaries	1,100,000
Total Consideration of Assets for Business combination								150,800,000		93,400,000		35,400,000		18,600,000				192,000,000		133,700,000
Purchase price allocation to property and equipment		280,639,000	169,209,000												13,100,000	35,600,000
Cash consideration paid including working capital															57,900,000	67,400,000
Cash paid for working capital								(2,100,000)		27,800,000		(1,800,000)		5,800,000				17,500,000		30,000,000			100,000
Cash paid for working capital															2,900,000
Assumed liabilities in business combination								12,300,000		40,300,000		8,900,000		3,900,000				15,800,000		25,400,000			1,000,000	14,100,000
Total Consideration								161,000,000		161,500,000		42,500,000		28,300,000				225,300,000		174,900,000				26,000,000
Purchase price allocation to Goodwill		73,923,000	10,537,000				43,100,000		8,100,000		2,400,000		0		40,300,000	35,400,000	30,800,000		0
Acquired bank account in business combination																				14,200,000
Acquisition of Interest in MCSA						50.00%
Business Acquisition Percentage of Voting Interests previously Acquired																								50.00%
Percentage of Interest in MCSA																								100.00%
Cash deposited by company in escrow account																						1,600,000
Additional cash deposited by the company in escrow account																					1,600,000
Purchase price to other intangible assets															1,600,000
Carrying amount of net assets including allocation of reporting unit goodwill																											19,700,000		193,000,000		14,200,000
Cash consideration		173,387,000		89,514,000																					103,000,000	14,600,000		154,200,000		900,000
Acquisitions and Divestitures (Additional Textual) [Abstract]
Acquisition costs related to prospective and closed acquisitions expensed		16,000,000	8,900,000	6,700,000
Operating revenues, net of contractual allowances and discounts (but before the provision for bad debts) from hospital acquisitions		169,700,000	139,000,000
Long-lived assets of hospitals held for sale		$ 0	$ 182,688,000

Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Carrying amount of goodwill
Beginning Balance	$ 4,150,247	$ 4,157,927
Goodwill acquired as part of acquisitions during the year	114,473	45,975
Consideration adjustments and purchase price allocation adjustments for prior year's acquisitions	125	(3,997)
Goodwill related to hospital operations reporting unit assigned to the disposal group classified as held for sale in 2011		(49,658)
Ending Balance	$ 4,264,845	$ 4,150,247

Goodwill and Other Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill	$ 4,264,845,000	$ 4,150,247,000	$ 4,157,927,000
Goodwill and Other Intangibles Assets (Textual) [Abstract]
Intangible assets acquired during the year	3,800,000
Gross, intangible asset subject to amortization	60,000,000	60,500,000
Net, intangible asset subject to amortization	30,600,000	36,100,000
Net, intangible asset not subject to amortization	46,900,000	44,400,000
Weighted-average amortization	9
Gross carrying amount of capitalized software	451,000,000	356,500,000
Net carrying amount considering accumulated amortization	241,300,000	209,400,000
Capitalized costs for internal-use software in development stage	109,300,000
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	8,100,000	12,200,000	13,000,000
Amortization expense for 2012	7,400,000
Amortization expense for 2013	4,700,000
Amortization expense for 2014	2,900,000
Amortization expense for 2015	2,500,000
Amortization expense for 2016	2,300,000
Amortization expense, thereafter	10,800,000
Significant system conversions [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated amortization period	8
Capitalized Internal Use Software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	70,500,000	48,200,000	32,500,000
Amortization expense for 2012	81,000,000
Amortization expense for 2013	70,800,000
Amortization expense for 2014	35,100,000
Amortization expense for 2015	17,300,000
Amortization expense for 2016	15,400,000
Amortization expense, thereafter	21,700,000
Estimated amortization period	3
Hospital Operations Reporting Unit [Member]
Goodwill [Line Items]
Goodwill	4,200,000,000	4,100,000,000
Home Care Agency Operations Reporting Unit [Member]
Goodwill [Line Items]
Goodwill	40,500,000	35,900,000
Hospital Management Services Reporting Unit [Member]
Goodwill [Line Items]
Goodwill	$ 33,300,000	$ 33,300,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal	$ 23,020	$ 54,986	$ 93,543
State	7,601	11,208	13,577
Total, Current	30,621	66,194	107,120
Deferred:
Federal	105,771	92,628	16,012
State	1,261	4,859	18,719
Total, Deferred	107,032	97,370	34,268
Total provision for income taxes for income from continuing operations	$ 137,653	$ 163,681	$ 141,851

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Differences between the statutory federal income tax rate and the effective tax rate
Provision for income taxes at statutory federal rate, Amount	$ 165,741	$ 181,474	$ 156,682
Provision for income taxes at statutory federal rate, Percentage	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit, Amount	8,212	8,847	9,080
State income taxes, net of federal income tax benefit, Percentage	1.70%	1.70%	2.00%
Release of unrecognized tax benefit, amount	(6,509)
Release of unrecognized tax benefit, percentage	(1.30%)
Net income attributable to noncontrolling interests, Amount	(26,486)	(23,960)	(22,006)
Net income attributable to noncontrolling interests, Percentage	(5.60%)	(4.60%)	(4.90%)
Change in valuation allowance, Amount	0	(910)	1,113
Change in valuation allowance, Percentage	0.00%	(0.20%)	0.30%
Federal and state tax credits, Amount	(3,788)	(2,246)	(4,241)
Federal and state tax credits, Percentage	(0.80%)	(0.40%)	(0.90%)
Deferred tax revaluation, Amount			(2,996)
Deferred tax revaluation, Percentage			(0.70%)
Other, Amount	483	476	4,219
Other, Percentage	0.10%	0.10%	0.90%
Provision for income taxes and effective tax rate for income from continuing operations, Amount	$ 137,653	$ 163,681	$ 141,851
Provision for income taxes and effective tax rate for income from continuing operations, Percentage	29.10%	31.60%	31.70%

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Net operating loss and credit carryforwards	$ 140,825	$ 131,093
Self-insurance liabilities	113,640	91,246
Accounts receivable	11,435	60,026
Accrued expenses	49,575	53,842
Other comprehensive income	128,170	156,597
Stock-based compensation	28,894	25,472
Deferred compensation	42,668	41,703
Other	57,158	24,963
Deferred income tax assets, Gross	572,365	584,942
Valuation allowance	(150,254)	(126,644)
Total deferred income taxes, Assets	422,111	458,298
Liabilities
Property and equipment	727,366	685,089
Intangibles	201,396	169,860
Investments in unconsolidated affiliates	62,112	48,353
Other liabilities	22,050	27,045
Long-term debt and interest	24,115	29,191
Deferred income tax liabilities, gross	1,037,039	959,538
Valuation allowance	0	0
Total deferred income taxes, Liabilities	$ 1,037,039	$ 959,538

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the total amount of unrecognized tax benefit
Unrecognized tax benefit, beginning of year	$ 7,458	$ 9,234	$ 15,630
Gross (decreases) increases purchase business combination	0		(4,173)
Gross increases in tax positions in prior period	349	70
Reductions of tax positions in prior period	(3,469)	(1,833)
Lapse of statute of limitations	(3,575)		(663)
Settlements	(134)	(13)	(1,560)
Unrecognized tax benefit, end of year	$ 629	$ 7,458	$ 9,234

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Unrecognized benefit that would affect the effective tax rate	$ 800,000
Amount of interest and penalties included in liabilities	300,000
Cash paid for income tax	26,463,000	128,186,000	57,299,000
Adjustment of increased total deferred tax assets	12,500,000
Adjustment of increased total deferred tax liabilities	11,400,000
Decreasing prepaid income taxes	1,100,000
Net operating loss and credit carryforwards	3,300,000,000
Expiration date of net operating loss carry forwards	2012 to 2031
Valuation allowance increased	23,600,000	11,500,000
Operating Loss Carryforwards, Valuation Allowance	24,900,000
Reductions of tax positions in prior period	(3,469,000)	(1,833,000)
Reductions of tax positions in prior period total	5,400,000
Amount release for income taxes	2,300,000
Accrued interest of its liability for uncertain tax positions	700,000
Decrease in interest and penalties	1,100,000
Tax benefit recognized due to examination	$ 4,000,000
Income tax examination period	24 months

Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long Term Debt
Total debt	$ 8,846,504	$ 8,871,521
Less current maturities	(63,706)	(63,139)
Long-term debt	8,782,798	8,808,382
Term Loans [Member]
Long Term Debt
Total debt	5,949,383	5,999,337
Tax-exempt bonds [Member]
Long Term Debt
Total debt	30,000
Capital Lease Obligations [Member]
Long Term Debt
Total debt	48,361	51,731
Other [Member]
Long Term Debt
Total debt	41,143	36,122
8.875% Senior Noted Due 2015 [Member]
Long Term Debt
Total debt	1,777,617	2,784,331
8% Senior Notes Due 2019 [Member]
Long Term Debt
Total debt	$ 1,000,000

Long-Term Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Principal payments
2012	$ 63,706
2013	87,993
2014	4,417,745
2015	1,796,304
2016	18,644
Thereafter	2,462,112
Total	8,846,504
Term Loans [Member]
Principal payments
2012	49,874
2013	49,874
2014	4,413,385
2015	15,000
2016	15,000
Thereafter	1,406,250
Total	$ 5,949,383

Long-Term Debt (Details 2) (8.875% Senior Noted Due 2015 [Member])	12 Months Ended
Dec. 31, 2011
8.875% Senior Noted Due 2015 [Member]
Redemption Price of 8.875 % Senior Notes in Long Term Debt
2012	102.22%
2013 and thereafter	100.00%

Long-Term Debt (Details 3) (8% Senior Notes Due 2019 [Member])	12 Months Ended
Dec. 31, 2011
8% Senior Notes Due 2019 [Member]
Redemption Price of 8 % Senior Notes in Long Term Debt
2015	104.00%
2016	102.00%
2017 and thereafter	100.00%

Long-Term Debt (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Scheduled maturities of long-term debt outstanding
2012	$ 63,706
2013	87,993
2014	4,417,745
2015	1,796,304
2016	18,644
Thereafter	2,462,112
Total	$ 8,846,504

Long-Term Debt (Details Textual) (USD $)	12 Months Ended					12 Months Ended			12 Months Ended								12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended		12 Months Ended		3 Months Ended			3 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 02, 2012	Nov. 05, 2010	Dec. 31, 2011 Senior Notes 8.875% Due 2015 [Member]	Dec. 31, 2007 Senior Notes 8.875% Due 2015 [Member]	Jul. 25, 2007 Senior Notes 8.875% Due 2015 [Member]	Dec. 31, 2011 8% Senior Notes Due 2019 [Member]	Jul. 25, 2007 8% Senior Notes Due 2019 [Member]	Dec. 31, 2011 1.25% term loan due 2014 [Member]	Dec. 31, 2011 2.25% term loan due 2014 [Member]	Dec. 31, 2011 2.25% term loan due 2017 [Member]	Dec. 31, 2011 3.5% term loan due 2017 [Member]	Dec. 31, 2011 Alternate Base Rate Revolving Loan [Member]	Dec. 31, 2011 Eurodollar Revolving Loan [Member]	Dec. 31, 2011 First Nine Months [Member]	Dec. 31, 2011 Next Three Months [Member]	Dec. 31, 2011 One Year Onward [Member]	Apr. 30, 2009 Term Loan One [Member]	Dec. 31, 2009 Term Loan One [Member]	Dec. 31, 2009 Term Loan Two [Member]	Feb. 02, 2012 July 25, 2014 maturity term loans [Member]	Feb. 02, 2012 Amended credit agreement [Member]	Jan. 31, 2009 Community Health System [Member]	Dec. 31, 2011 Community Health System [Member]	Jul. 25, 2007 Community Health System [Member]	Dec. 31, 2011 Community Health System [Member] Senior 6.50% Subordinated Notes Due 2012 [Member]	Jul. 25, 2007 Community Health System [Member] Senior 6.50% Subordinated Notes Due 2012 [Member]	Sep. 30, 2007 Community Health System [Member] Senior Notes 8.875% Due 2015 [Member]	Dec. 31, 2007 Community Health System [Member] Senior Notes 8.875% Due 2015 [Member]	Jul. 25, 2007 Community Health System [Member] Senior Notes 8.875% Due 2015 [Member]	Sep. 30, 2007 Community Health System [Member] Funded Term Loan Facility [Member]	Dec. 31, 2011 Community Health System [Member] Funded Term Loan Facility [Member]	Jan. 31, 2009 Community Health System [Member] Delayed Draw Term Loan Facility [Member]	Dec. 31, 2008 Community Health System [Member] Delayed Draw Term Loan Facility [Member]	Dec. 31, 2011 Community Health System [Member] Delayed Draw Term Loan Facility [Member]	Dec. 31, 2007 Community Health System [Member] Delayed Draw Term Loan Facility [Member]
Long-Term Debt (Textual) [Abstract]
Senior secured financing under a new credit facility																											$ 7,200,000,000
Principal amount of senior notes issued									1,000,000,000																						3,000,000,000	3,000,000,000
Applicable percentage for rate loan				1.25%							1.25%	2.25%	2.25%	3.50%	1.25%	2.25%
Percentage of interest rate							8.88%	8.88%	8.00%	8.00%																			6.50%
Net proceeds from the notes offering																														3,000,000,000
Issuance of long-term debt	1,000,000,000																																6,100,000,000
Debt instrument maximum borrowing capacity																																		0			400,000,000	300,000,000
Maturity period of debt instrument																																		7 years			7 years
Drawn of delayed draw term loan																																			200,000,000	100,000,000
Amortization term loan facility as percentage of outstanding term loan																									0.25%
Quarterly amortization payments of each term loan facility																									0.25% of the outstanding amount of the term loans
Condition for amended maturity date	If more than $50 million of the Notes remain outstanding on April 15, 2015, without having been refinanced, then the maturity date for the extended term loans will be accelerated to April 15, 2015
Amended maximum borrowing capacity under uncommitted incremental facility	1,000,000,000
Original maximum borrowing capacity under uncommitted incremental facility	600,000,000
Amended borrowing capacity from receivable transactions	2,000,000,000
Increase in borrowing capacity from receivable transactions	500,000,000
Amount of borrowing from receivable transactions to be used for repayment of existing term loans	1,700,000,000
Prepaid amount of term loan																										equal to (1) 100% of the net cash proceeds of certain asset sales and dispositions by the Company and its subsidiaries, subject to certain exceptions and reinvestment rights, (2) 100% of the net cash proceeds of issuances of certain debt obligations or receivables based financing by the Company and its subsidiaries, subject to certain exceptions, and (3) 50%, subject to reduction to a lower percentage based on the Company’s leverage ratio (as defined in the Credit Facility generally as the ratio of total debt on the date of determination to the Company’s EBITDA, as defined, for the four quarters most recently ended prior to such date), of excess cash flow (as defined) for any year, commencing in 2008, subject to certain exceptions.
Loans under the Credit Facility interest rate description																										Rate equal to an applicable percentage plus, at CHS’s option, either (a) an Alternate Base Rate (as defined) determined by reference to the greater of (1) the Prime Rate (as defined) announced by Credit Suisse or (2) the Federal Funds Effective Rate (as defined) plus one-half of 1.0% or (3) the adjusted London Interbank Offered Rate (“LIBOR”) on such day for a three-month interest period commencing on the second business day after such day plus 1%, or (b) a reserve adjusted LIBOR for dollars (Eurodollar rate) (as defined). The applicable percentage for Alternate Base Rate loans is 1.25% for term loans due 2014 and is 2.25% for term loans due 2017. The applicable percentage for Eurodollar rate loans is 2.25% for term loans due 2014 and 3.5% for term loans due 2017. The applicable percentage for revolving loans is 1.25% for Alternate Base Rate revolving loans and 2.25% for Eurodollar revolving loans, in each case subject to reduction based on the Company’s leverage ratio.
Maturity period of senior notes						July 15, 2015																						2015
Aggregate principal amount	8,846,504,000					2,800,000,000
Percentage payment of commitment fees per annum																										0.50%
Percentage payment of commitment fees Description																																					0.50% per annum for the first nine months after the closing of the Credit Facility, 0.75% per annum for the next three months after such nine-month period and thereafter, 1.0% per annum.
Frequency of payment						semiannually
Date of commencing interest payment	May 15, 2012					January 15, 2008
Base for calculation of Interest	360-day year comprised of twelve 30-day months					360-day year comprised of twelve 30-day months
Payments made for term loan under Credit Facility	1,651,533,000	61,476,000	258,173,000
Principle amount of term loans to tranches																																		1,000,000,000
Interest paid on borrowings	680,704,000	650,712,000	656,997,000
Extended maturity date for term loans with minimum specified amount						Apr 15, 2015
Obligation to pay commitment fees																	0.50%	0.75%	1.00%
Period for calculation of interest rate	360 days
Frequency of interest	30 days					30 days
Minimum period for redemption of notes	30 days					30 days
Maximum period for redemption of notes	60 days					60 days
Period of redemption commencing on scheduled date						12 months
Percentage of Redemption price equal to principal amount of Notes redeemed	35.00%
Percentage of principal amount of notes redeemed									108.00%
Minimum amount of notes without having been refinanced outstanding on specified date						50,000,000
Term loan under Credit facility paid by the Company																				110,400,000
Repayment of term loan with net proceeds received from sale of ownership interest in partnership																					85,000,000
Extinguishment of Debt	1,000,000,000					1,000,000,000
Percentage of aggregate principal amount	65.00%
Loss from early extinguishment of debt from sale of ownership interest in partnership with an after tax impact																					700,000	200,000
Net gain from early extinguishment of debt net of tax						42,000,000
Loss (gain) from early extinguishment of debt	66,019,000		(2,385,000)			66,000,000															(1,100,000)
Remaining amount paid with net proceeds received from the sale of various other assets																						25,400,000
Loss from early extinguishment of debt from sale of various other assets																						300,000
Balance of term loans	8,782,798,000	8,808,382,000																					2,900,000,000
Non-extended term loans under the Credit Facility																								1,600,000,000
Long Term Debt (Additional Textual) [Abstract]
Equivalent percentage of term loan facility related to net cash proceeds of certain asset sales and dispositions by Company and its subsidiaries	100.00%
Equivalent percentage of term loan facility related to net cash proceeds of Issuances of certain debt obligations or receivables based financing by Company and its subsidiaries	100.00%
Increase the pricing of term loans	LIBOR plus 350 basis points
Equivalent percentage of term loan facility related to reduction to lower percentage based on company's leverage ratio	50.00%
Addition to federal effective rate under credit facility	0.50%
Percentage above LIBOR Rate	1.00%
Amended maximum borrowing capacity under uncommitted incremental facility	1,000,000,000
Original maximum borrowing capacity under uncommitted incremental facility	600,000,000
Amended borrowing capacity from receivable transactions	2,000,000,000
Increase in borrowing capacity from receivable transactions	500,000,000
Amount of borrowing from receivable transactions to be used for repayment of existing term loans	1,700,000,000
Maximum period for redemption of senior notes from public equity offering	180 days
Condition for amended maturity date	If more than $50 million of the Notes remain outstanding on April 15, 2015, without having been refinanced, then the maturity date for the extended term loans will be accelerated to April 15, 2015
Existing term loans under the Credit Facility					$ 1,500,000,000

Long-Term Debt (Details Textual 1) (USD $)	Dec. 31, 2011	Dec. 31, 2011 Community Health System [Member]	Dec. 31, 2011 Interest rate swaps [Member] Agreement	Dec. 31, 2011 Letter of Credit [Member]	Dec. 31, 2010 Letter of Credit [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Community Health System [Member]	Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2011 Line of Credit [Member] Community Health System [Member]
Additional Long-Term Debt (Textual) [Abstract]
Revolving credit facility						$ 750,000,000
Maturity period of revolving credit facility						6 years
Debt instrument unused borrowing capacity amount								750,000,000
Amount of borrowing capacity from receivable transactions including securitizations								300,000,000
Weighted-average interest rate under the Credit Facility, excluding swaps								3.50%
Letters of Credit outstanding				37,700,000	81,900,000		37,700,000
Line of Credit Facility, Amount Outstanding	30,000,000
Extended period of amendment for existing Credit Facility		2 years 6 months
Maturity date of existing term loans under Credit Facility						Jan 25, 2017
Amount related to separate interest swap agreements with aggregate notional amount			$ 4,900,000,000
Number of separate interest rate swap agreement			34

Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets:
Cash and cash equivalents	$ 129,865	$ 299,169	$ 344,541	$ 220,655
Cash and cash equivalents, fair value disclosure	129,865	299,169
Available-for-sale securities	31,582	31,570
Available-for-sale securities, fair value disclosure	31,582	31,570
Trading securities	30,486	35,092
Trading securities, fair value disclosure	30,486	35,092
Liabilities:
Credit facilities	5,979,383	5,999,337
Credit facilities, fair value disclosure	5,780,877	5,882,124
Other debt	41,143	36,122
Other debt, fair value disclosure	41,143	36,122
8.875% Senior Notes [Member]
Liabilities:
Senior notes	1,777,617	2,784,331
Senior notes, fair value disclosure	1,842,322	2,923,548
8% Senior Notes [Member]
Liabilities:
Senior notes	1,000,000	0
Senior notes, fair value disclosure	$ 995,000	$ 0

Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Interest Rate Swaps 1 [Member]
Interest rate swaps
Notional Amount	$ 100,000
Fixed Interest Rate	3.85%
Termination Date	Jan 4, 2012
Fair Value	30
Interest Rate Swaps 2 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	3.85%
Termination Date	Jan 4, 2012
Fair Value	30
Interest Rate Swaps 3 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	3.86%
Termination Date	Jan 4, 2012
Fair Value	30
Interest Rate Swaps 4 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	3.73%
Termination Date	Jan 8, 2012
Fair Value	152
Interest Rate Swaps 5 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	3.51%
Termination Date	Jan 16, 2012
Fair Value	281
Interest Rate Swaps 6 [Member]
Interest rate swaps
Notional Amount	250,000
Fixed Interest Rate	5.02%
Termination Date	May 30, 2012
Fair Value	4,509
Interest Rate Swaps 7 [Member]
Interest rate swaps
Notional Amount	150,000
Fixed Interest Rate	5.03%
Termination Date	May 30, 2012
Fair Value	2,709
Interest Rate Swaps 8 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	4.68%
Termination Date	Sep 11, 2012
Fair Value	5,574
Interest Rate Swaps 9 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	3.35%
Termination Date	Oct 23, 2012
Fair Value	2,161
Interest Rate Swaps 10 [Member]
Interest rate swaps
Notional Amount	125,000
Fixed Interest Rate	4.37%
Termination Date	Nov 23, 2012
Fair Value	4,104
Interest Rate Swaps 11 [Member]
Interest rate swaps
Notional Amount	75,000
Fixed Interest Rate	4.38%
Termination Date	Nov 23, 2012
Fair Value	2,466
Interest Rate Swaps 12 [Member]
Interest rate swaps
Notional Amount	150,000
Fixed Interest Rate	5.02%
Termination Date	Nov 30, 2012
Fair Value	5,900
Interest Rate Swaps 13 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	2.24%
Termination Date	Feb 28, 2013
Fair Value	3,550
Interest Rate Swaps 14 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	5.02%
Termination Date	May 30, 2013
Fair Value	5,952
Interest Rate Swaps 15 [Member]
Interest rate swaps
Notional Amount	300,000
Fixed Interest Rate	5.24%
Termination Date	Aug 6, 2013
Fair Value	21,085
Interest Rate Swaps 16 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	5.04%
Termination Date	Aug 30, 2013
Fair Value	6,967
Interest Rate Swaps 17 [Member]
Interest rate swaps
Notional Amount	50,000
Fixed Interest Rate	3.59%
Termination Date	Oct 23, 2013
Fair Value	2,505
Interest Rate Swaps 18 [Member]
Interest rate swaps
Notional Amount	50,000
Fixed Interest Rate	3.52%
Termination Date	Oct 23, 2013
Fair Value	2,451
Interest Rate Swaps 19 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	5.05%
Termination Date	Nov 30, 2013
Fair Value	7,948
Interest Rate Swaps 20 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	2.07%
Termination Date	Dec 19, 2013
Fair Value	5,080
Interest Rate Swaps 21 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	5.23%
Termination Date	Jul 25, 2014
Fair Value	10,706
Interest Rate Swaps 22 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	5.23%
Termination Date	Jul 25, 2014
Fair Value	10,707
Interest Rate Swaps 23 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	5.16%
Termination Date	Jul 25, 2014
Fair Value	21,073
Interest Rate Swaps 24 [Member]
Interest rate swaps
Notional Amount	75,000
Fixed Interest Rate	5.04%
Termination Date	Jul 25, 2014
Fair Value	7,685
Interest Rate Swaps 25 [Member]
Interest rate swaps
Notional Amount	125,000
Fixed Interest Rate	5.02%
Termination Date	Jul 25, 2014
Fair Value	12,752
Interest Rate Swaps 26 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	2.62%
Termination Date	Jul 25, 2014
Fair Value	4,436
Interest Rate Swaps 27 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	3.11%
Termination Date	Jul 25, 2014
Fair Value	5,612
Interest Rate Swaps 28 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	3.26%
Termination Date	Jul 25, 2014
Fair Value	5,968
Interest Rate Swaps 29 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	2.69%
Termination Date	Oct 26, 2014
Fair Value	9,916
Interest Rate Swaps 30 [Member]
Interest rate swaps
Notional Amount	300,000
Fixed Interest Rate	3.45%
Termination Date	Aug 8, 2016
Fair Value	27,728
Interest Rate Swaps 31 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	3.43%
Termination Date	Aug 19, 2016
Fair Value	18,401
Interest Rate Swaps 32 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	3.40%
Termination Date	Aug 19, 2016
Fair Value	9,099
Interest Rate Swaps 33 [Member]
Interest rate swaps
Notional Amount	200,000
Fixed Interest Rate	3.50%
Termination Date	Aug 30, 2016
Fair Value	19,048
Interest Rate Swaps 34 [Member]
Interest rate swaps
Notional Amount	100,000
Fixed Interest Rate	3.01%
Termination Date	Nov 30, 2016
Fair Value	$ 7,613

Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest expense, net [Member]
Effective portion of the pre-tax loss reclassified from accumulated other comprehensive loss ("OCL') into interest expense on the condensed consolidated statements of income
Amount of Pre-Tax Loss Reclassified from AOCL into Income (Effective Portion)	$ 208,985	$ 215,399
Derivatives in Cash Flow Hedging Relationships [Member] | Interest rate swaps [Member]
Amount of pre-tax loss recognized in the condensed consolidated balance sheets as a component of other comprehensive income
Amount of Pre-Tax Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ (122,686)	$ (239,893)

Fair Value of Financial Instruments (Details 3) (Derivatives designated as hedging instruments [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other assets, net [Member]
Fair value of derivative instruments in the condensed consolidated balance sheets
Derivatives assets designated as hedging instruments	$ 0	$ 0
Other long-term liabilities [Member]
Fair value of derivative instruments in the condensed consolidated balance sheets
Derivatives liabilities designated as hedging instruments	$ 254,228	$ 340,526

Fair Value of Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Fair Value of Financial Instruments (Textual) [Abstract]
Interest expenses due to spread between fixed and floating rates	$ 131.8

Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial assets and liabilities recorded at fair value on a recurring basis
Available-for-sale securities, fair value disclosure	$ 31,582	$ 31,570
Trading securities, fair value disclosure	30,486	35,092
Fair Value, Measurements, Recurring [Member]
Financial assets and liabilities recorded at fair value on a recurring basis
Available-for-sale securities, fair value disclosure	31,582	31,570
Trading securities, fair value disclosure	30,486	35,092
Total assets	62,068	66,662
Fair value of interest rate swap agreements	254,228	340,526
Total liabilities	254,228	340,526
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets and liabilities recorded at fair value on a recurring basis
Available-for-sale securities, fair value disclosure	31,582	31,570
Trading securities, fair value disclosure	30,486	35,092
Total assets	62,068	66,662
Fair value of interest rate swap agreements	0	0
Total liabilities	0	0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets and liabilities recorded at fair value on a recurring basis
Available-for-sale securities, fair value disclosure	0	0
Trading securities, fair value disclosure	0	0
Total assets	0	0
Fair value of interest rate swap agreements	254,228	340,526
Total liabilities	254,228	340,526
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets and liabilities recorded at fair value on a recurring basis
Available-for-sale securities, fair value disclosure	0	0
Trading securities, fair value disclosure	0	0
Total assets	0	0
Fair value of interest rate swap agreements	0	0
Total liabilities	$ 0	$ 0

Fair Value (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value (Textual) [Abstract]
Decrease in fair value of liability related to interest rate swap agreements	$ 21.7	$ 3.9
After tax adjustment to other comprehensive due to interest rate swap agreement	$ 13.9	$ 2.5

Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments relating to noncancellable operating and capital leases
Operating Leases, Future Minimum Payments due, 2012	$ 176,403
Operating Leases, Future Minimum Payments due, 2013	149,460
Operating Leases, Future Minimum Payments due, 2014	122,763
Operating Leases, Future Minimum Payments due, 2015	98,543
Operating Leases, Future Minimum Payments due, 2016	70,087
Operating Leases, Future Minimum Payments due, Thereafter	176,599
Operating Leases total Future Minimum Payments	793,855
Capital Leases, Future Minimum Payments due, 2012	8,386
Capital Leases, Future Minimum Payments due, 2013	7,216
Capital Leases, Future Minimum Payments due, 2014	6,710
Capital Leases, Future Minimum Payments due, 2015	6,005
Capital Leases, Future Minimum Payments due, 2016	5,630
Capital Leases, Future Minimum Payments due, Thereafter	57,472
Capital Leases, total future minimum payments	91,419
Less imputed interest	(43,058)
Capital Leases, Net Future Minimum Payments	48,361
Less current portion	(4,008)
Long-term capital lease obligations	$ 44,353

Leases (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lease (Additional Textual) [Abstract]
Capital lease obligation	$ 3	$ 22.7	$ 3.3
Minimum sublease rentals due in future	21.3
Accumulated depreciation related to assets under capital lease	119.3	106.7
Land and Land Improvements [Member]
Assets capitalized under capital lease
Assets capitalized under capital lease	27.9	27.9
Building and Improvements [Member]
Assets capitalized under capital lease
Assets capitalized under capital lease	193.7	193.7
Equipment and Fixture [Member]
Assets capitalized under capital lease
Assets capitalized under capital lease	$ 69.3	$ 76.7

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plan [Member]
Change in benefit obligation:
Benefit obligation, beginning of year	$ 39,682	$ 42,245
Service cost	1,315	1,169	3,886
Interest cost	2,159	2,051	2,200
Curtailment		(7,407)
Actuarial loss (gain)	8,480	2,082
Benefits paid	(524)	(458)
Benefit obligation, end of year	51,112	39,682	42,245
Change in plan assets:
Fair value of assets, beginning of year	34,354	28,583
Actual return on plan assets	(536)	3,895
Employer contributions	1,758	2,334
Benefits paid	(524)	(458)
Fair value of assets, end of year	35,052	34,354	28,583
Unfunded status	(16,060)	(5,328)
SERP [Member]
Change in benefit obligation:
Benefit obligation, beginning of year	73,840	61,079
Service cost	5,197	4,661	4,437
Interest cost	3,434	3,728	2,469
Plan amendment		(24)
Actuarial loss (gain)	5,225	4,396
Benefits paid	(1,546)
Benefit obligation, end of year	86,150	73,840	61,079
Change in plan assets:
Benefits paid	(1,546)
Unfunded status	$ (86,150)	$ (73,840)

Employee Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Plan [Member]
Summary of consolidated balance sheets
Noncurrent asset	$ 0	$ 0
Current liability	0	0
Noncurrent liability	(16,060)	(5,328)
Net amount recognized in the consolidated balance sheets	(16,060)	(5,328)
SERP [Member]
Summary of consolidated balance sheets
Noncurrent asset	0	0
Current liability	(1,191)	(1,546)
Noncurrent liability	(84,959)	(72,294)
Net amount recognized in the consolidated balance sheets	$ (86,150)	$ (73,840)

Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Plan [Member]
Summary of AOCL
Prior service (credit) cost	$ (1,076)	$ (1,217)
Net actuarial loss	13,260	1,474
Total amount recognized in AOCL	12,184	257
SERP [Member]
Summary of AOCL
Prior service (credit) cost	7,084	8,781
Net actuarial loss	23,779	20,087
Total amount recognized in AOCL	$ 30,863	$ 28,868

Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Plan [Member]
Plans' benefit obligation in excess of the fair value of plan assets
Projected benefit obligation	$ 51,112	$ 39,682
Accumulated benefit obligation	50,745	39,380
Fair value of plan assets	35,052	34,354
SERP [Member]
Plans' benefit obligation in excess of the fair value of plan assets
Projected benefit obligation	86,150	73,840
Accumulated benefit obligation	66,172	47,304
Fair value of plan assets	$ 0	$ 0

Employee Benefit Plans (Details 4)	Dec. 31, 2011	Dec. 31, 2010
Pension Plan [Member]
Weighted-average assumptions to determine benefit obligations
Discount rate	4.33%	5.50%
Annual salary increases	4.50%	4.50%
SERP [Member]
Weighted-average assumptions to determine benefit obligations
Discount rate	4.00%	4.75%
Annual salary increases	4.00%	4.00%

Employee Benefit Plans (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plan [Member]
Net periodic cost and other amounts recognized in OCI
Service cost	$ 1,315	$ 1,169	$ 3,886
Interest cost	2,159	2,051	2,200
Expected return on plan assets	(2,771)	(2,497)	(1,683)
Amortization of unrecognized prior service (credit) cost	(141)	(38)	689
Amortization of net loss			426
Curtailment credit		(1,910)
Net periodic cost	562	(1,225)	5,518
Prior service (credit) cost arising during period	0	(2,770)
Net gain loss arising during period	11,787	(2,044)	(4,595)
Amortization of:
Prior service cost (credit)	141	38	(689)
Net actuarial gain	0		(426)
Total amount recognized in OCI	11,928	(4,776)	(5,710)
Total recognized in net periodic cost and OCI	12,490	(6,001)	(192)
SERP [Member]
Net periodic cost and other amounts recognized in OCI
Service cost	5,197	4,661	4,437
Interest cost	3,434	3,728	2,469
Expected return on plan assets	0
Amortization of unrecognized prior service (credit) cost	1,696	1,697	1,704
Amortization of net loss	1,533	1,459	1
Curtailment credit
Net periodic cost	11,860	11,545	8,611
Prior service (credit) cost arising during period	0	(24)
Net gain loss arising during period	5,225	4,396	13,028
Amortization of:
Prior service cost (credit)	(1,696)	(1,697)	(1,704)
Net actuarial gain	(1,533)	(1,459)	(1)
Total amount recognized in OCI	1,996	1,216	11,323
Total recognized in net periodic cost and OCI	$ 13,856	$ 12,761	$ 19,934

Employee Benefit Plans (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Pension Plan [Member]
Expected amortization amounts, included in net periodic cost
Prior service (credit) cost	$ (141)
Actuarial loss	978
SERP [Member]
Expected amortization amounts, included in net periodic cost
Prior service (credit) cost	1,696
Actuarial loss	$ 2,028

Employee Benefit Plans (Details 7)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plan [Member]
Weighted-average assumptions to determine net periodic cost
Discount rate	5.50%	5.99%	5.96%
Rate of compensation increase	4.50%	4.50%	4.00%
Expected long term rate of return on assets	8.00%	8.50%	8.50%
SERP [Member]
Weighted-average assumptions to determine net periodic cost
Discount rate	4.75%	6.00%	6.00%
Rate of compensation increase	4.00%	5.00%	5.00%

Employee Benefit Plans (Details 8) (Pension Plan [Member])	Dec. 31, 2011	Dec. 31, 2010
Pension Plan [Member]
Weighted-average asset allocations by asset category
Equity securities	100.00%	100.00%
Debt securities	0.00%	0.00%
Total	100.00%	100.00%

Employee Benefit Plans (Details 9) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Pension Plan [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	$ 1,236
2013	1,511
2014	1,701
2015	1,820
2016	2,237
2017-2021	15,115
SERP [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	1,191
2013	1,392
2014	10,782
2015	3,365
2016	44,737
2017-2021	$ 40,072

Employee Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Hospital	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plans (Textual)
Available-for-sale securities	$ 31,582,000	$ 31,570,000
Employee Benefit Plans (Additional Textual)
Total expense Community Health System plans	101,700,000	95,800,000	69,500,000
Liability under deferred compensation plans	71,400,000	73,200,000
Asset in non-qualified plan trust	72,500,000	75,000,000
Trading securities	30,486,000	35,092,000
Company owned life insurance contracts	42,000,000	39,900,000
Expected company contribution to Pension Plan in next year	2,700,000
Investment pattern of mutual funds, Equity securities	60.00%
Investment pattern of mutual funds, Debt	40.00%
Number of hospitals covering non contributory pension plan employees	3
Rabbi Trust [Member]
Employee Benefit Plans (Textual)
Available-for-sale securities	$ 31,600,000	$ 31,600,000
Minimum [Member]
Employee Benefit Plans (Textual)
Expected return on equity securities	7.00%
Expected return on debt securities	3.00%
Expected premium over benchmark indices	0.00%
Maximum [Member]
Employee Benefit Plans (Textual)
Expected return on equity securities	11.00%
Expected return on debt securities	6.00%
Expected premium over benchmark indices	1.50%

Stockholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effects of changes in the ownership interest in less-than-wholly-owned subsidiaries
Net income attributable to Community Health Systems, Inc.	$ 30,931	$ 74,304	$ 35,389	$ 61,324	$ 69,510	$ 70,401	$ 70,065	$ 70,007	$ 201,948	$ 279,983	$ 243,150
Transfers (to) from the noncontrolling interests:
Net (decrease) increase in Community Health Systems, Inc. paid-in capital for purchase of subsidiary partnership interests									(4,556)	(3,529)	3,106
Net transfers (to) from the noncontrolling interests									(4,556)	(3,529)	3,106
Change to Community Health Systems, Inc. stockholders' equity from net income attributable to Community Health Systems, Inc. and transfers (to) from noncontrolling interests									$ 197,392	$ 276,454	$ 246,256

Stockholders' Equity (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 New open market repurchase program [Member]	Dec. 14, 2011 New open market repurchase program [Member]	Dec. 31, 2011 Open Market Repurchase Program [Member]	Dec. 31, 2010 Open Market Repurchase Program [Member]	Sep. 15, 2010 Open Market Repurchase Program [Member]	Dec. 31, 2010 Predecessor open market repurchase program [Member]	Dec. 09, 2009 Predecessor open market repurchase program [Member]
Additional Stockholders' Equity (Textual) [Abstract]
Maximum Number of shares authorized for repurchase				4,000,000			4,000,000		3,000,000
Maximum amount of shares authorized under repurchase program				$ 100			$ 100		$ 100
Condition to conclude repurchase program				Earliest of three years, when the maximum number of shares has been repurchased, or when the maximum dollar amount has been reached.
Number of shares repurchased and retired			0		3,469,866	451,272		2,964,528
Weighted average price of repurchased and retired shares, per share					$ 24.68	$ 30.81		$ 33.69
Cumulative number of shares repurchased and retired					3,921,138
Cumulative weighted average price of repurchased and retired shares, per share					$ 25.39
Maximum amount of dividends and/or stock repurchases under credit facility	50
Amount available for dividend distribution for restrictions on dividends stock and notes repurchases	$ 30.1
Stockholders' Equity (Textual) [Abstract]
Total capital stock, shares authorized	400,000,000
Common stock, shares authorized	300,000,000	300,000,000
Preferred stock, shares authorized	100,000,000	100,000,000
Common stock, par value per share	$ 0.01	$ 0.01
Preferred stock, par value per share	$ 0.01	$ 0.01
Preferred stock, shares outstanding	0

Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Income from continuing operations, net of taxes	$ 55,615	$ 95,800	$ 92,874	$ 91,605	$ 94,468	$ 88,009	$ 88,379	$ 84,357	$ 335,894	$ 355,213	$ 305,811
Less: Income from continuing operations attributable to noncontrolling interests, net of taxes									75,675	68,577	62,948
Income from continuing operations attributable to Community Health Systems, Inc. common stockholders - basic and diluted									260,219	286,636	242,863
(Loss) Income from discontinued operations, net of taxes	(2,495)	(3,169)	(39,327)	(13,280)	(2,219)	(3,155)	(2,037)	639	(58,271)	(6,772)	566
Less: (loss) income from discontinued operations attributable to noncontrolling interests, net of taxes										(119)	279
Loss from discontinued operations attributable to Community Health Systems, Inc. common stockholders - basic and diluted									$ (58,271)	$ (6,653)	$ 287
Denominator:
Weighted-average number of shares outstanding - basic	88,344,566	89,412,310	91,130,672	91,008,405	90,422,331	91,484,466	93,358,771	91,615,275	89,966,933	91,718,791	90,614,886
Effect of dilutive securities:
Restricted stock awards									327,652	542,488	469,134
Employee stock options									361,554	667,606	422,637
Other equity-based awards									10,209	17,163	10,617
Weighted-average number of shares outstanding - diluted	88,913,813	89,857,583	91,783,725	92,136,819	91,778,801	92,462,702	94,711,919	92,836,451	90,666,348	92,946,048	91,517,274

Earnings Per Share (Details 1)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dilutive securities outstanding not included in the computation of earnings per share because their effect is antidilutive:
Employee stock options	6,432,281	4,882,338	6,820,393

Equity Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summarized combined financial information of entities in which Company owns equity interest
Current assets	$ 233,496	$ 220,881
Noncurrent assets	790,125	771,646
Total assets	1,023,621	992,527
Current liabilities	82,687	83,985
Noncurrent liabilities	2,094	2,198
Members' equity	938,672	905,006
Noncontrolling interests	168	1,338
Total liabilities and equity	1,023,621	992,527
Net operating revenues	1,230,146	1,195,108	1,181,334
Operating costs and expenses	1,068,212	1,044,751	1,032,953
Income from continuing operations before taxes	$ 162,124	$ 150,640	$ 148,343

Equity Investments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Equity Investments (Textual) [Abstract]
Total company's investment	$ 422,200,000	$ 409,500,000
Income from equity methods investments	$ 49,491,000	$ 45,443,000	$ 36,531,000
Four Hospitals in Las Vegas, Nevada [Member]
Equity Investments (Textual) [Abstract]
Company owned equity interests	27.50%
One Hospital in Las Vegas, Nevada [Member]
Equity Investments (Textual) [Abstract]
Company owned equity interests	26.10%
Three Hospitals in Macon Georgia, [Member]
Equity Investments (Textual) [Abstract]
Company owned equity interests	38.00%

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net operating revenues:
Net operating revenues	$ 3,005,825	$ 2,945,477	$ 3,000,827	$ 2,954,083	$ 2,904,356	$ 2,772,311	$ 2,713,644	$ 2,702,111	$ 11,906,212	$ 11,092,422	$ 10,333,501
Income from continuing operations before income taxes:
Income from continuing operations before income taxes	67,638	132,517	137,695	135,697	132,520	131,328	131,140	123,906	473,547	518,894	447,662
Expenditures for segment assets:
Total expenditures for segment assets									776,713	667,378	559,074
Assets:
Total assets	15,208,840				14,698,123				15,208,840	14,698,123
Hospital operations [Member]
Net operating revenues:
Net operating revenues									11,631,382	10,813,383	10,065,457
Income from continuing operations before income taxes:
Income from continuing operations before income taxes									720,215	662,303	590,389
Expenditures for segment assets:
Total expenditures for segment assets									737,391	646,509	543,969
Assets:
Total assets	13,984,964				13,398,314				13,984,964	13,398,314
Corporate and all other [Member]
Net operating revenues:
Net operating revenues									274,830	279,039	268,044
Income from continuing operations before income taxes:
Income from continuing operations before income taxes									(246,668)	(143,409)	(142,727)
Expenditures for segment assets:
Total expenditures for segment assets									39,322	20,869	15,105
Assets:
Total assets	$ 1,223,876				$ 1,299,809				$ 1,223,876	$ 1,299,809

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Pre tax charges in connection with lawsuits
Professional fees and other related costs	$ 15,317

Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	5 Months Ended	12 Months Ended				17 Months Ended	24 Months Ended	36 Months Ended
	May 31, 2002	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	May 31, 2003	May 31, 2005	Dec. 31, 2007	Jan. 22, 2008	Oct. 04, 2007 Hospital
Commitments and Contingencies (Textual) [Abstract]
Amount expended through December 31, 2011		$ 247.8
Commitments and Contingencies (Additional Textual) [Abstract]
Number of New Mexico hospitals violated the norms under Federal False Claims Act										3
Civil Division notified that hospitals received ineligible federal participation payments									27.5
Minimum time period of long term purchase commitment		5 years
Maximum time period of long term purchase commitment		7 years
Commitment amount spend for capital improvements equipment selected leases and physician recruiting		652.5
Income guarantee period		12 months
Period to fulfill physician recruiting commitments		3 years
Potential future payment in excess of liability		27.4
Actuarially determined projections period		20 years
Weighted-average risk-free rate		1.20%	1.30%	1.40%
Estimated self insured professional and general liability claims		567.8	489.2
Estimated undiscounted claims		595.7	513.2
Current portion of self insured professional and general liability claims		98.1	82.9
Self-insured retention level for professional liability claims	0.5					2	4	5
Maximum self insured retention per claim		10			10
Sum of excess coverage insurance layers per occurrence and in aggregate reported on or after June 1, 2003		95
Sum of excess coverage insurance layers per occurrence and in aggregate reported on after January 1, 2008		145
Period to intervene and to act as plaintiff by government		60 days
Requested shorter period of time		90 days
Maximum [Member]
Commitments and Contingencies (Textual) [Abstract]
Average Lag Period between Claim Occurrence and Payment of Final Settlement		5 years
Claims settled as percentage of liability		1.00%
Amount of Triad claims insured through its wholly owned subsidiary after a specific date		5
Minimum [Member]
Commitments and Contingencies (Textual) [Abstract]
Average Lag Period between Claim Occurrence and Payment of Final Settlement		4 years
Amount of Triad claims insured through its wholly owned subsidiary after a specific date		1
Reuille [Member]
Commitments and Contingencies (Textual) [Abstract]
Period of stay in litigation		180 days
Additional Period of stay in litigation		180 days
California [Member]
Commitments and Contingencies (Textual) [Abstract]
Estimated construction cost		73.5
Amount expended through December 31, 2011		49.3
Valparaiso [Member]
Commitments and Contingencies (Textual) [Abstract]
Estimated construction cost		208.7
Amount expended through December 31, 2011		137
Siloam Springs [Member]
Commitments and Contingencies (Textual) [Abstract]
Estimated construction cost		35
Amount expended through December 31, 2011		24
Birmingham [Member]
Commitments and Contingencies (Textual) [Abstract]
Estimated construction cost		280
Amount expended through December 31, 2011		$ 3.5

Subsequent Events (Details) (USD $)	Feb. 02, 2012	Feb. 02, 2012 Amended credit agreement [Member]	Dec. 31, 2011 Moses Taylor and Mid-Valley Hospital [Member]	Dec. 31, 2011 Moses Taylor Hospital [Member] Bed	Dec. 31, 2011 Mid-Valley Hospital [Member] Bed	Dec. 31, 2011 Memorial Health Systems Hospital [Member] Bed
Subsequent Events (Textual) [Abstract]
Cash paid for working capital			$ 10,000,000
Cash paid for long - lived assets			152,000,000
Number of licensed beds				217	25	100
Applicable percentage for rate loan	1.25%
Extension of term loan under credit agreement		1,600,000,000
Balance of term loans with unchanged maturity date	$ 2,900,000,000

Quarterly Financial Data Details (Unaudited) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Quarterly Financial Data (Unaudited)
Net operating revenues	$ 3,005,825,000	$ 2,945,477,000	$ 3,000,827,000	$ 2,954,083,000	$ 2,904,356,000	$ 2,772,311,000	$ 2,713,644,000	$ 2,702,111,000	$ 11,906,212,000		$ 11,092,422,000		$ 10,333,501,000
Income from continuing operations before income taxes	67,638,000	132,517,000	137,695,000	135,697,000	132,520,000	131,328,000	131,140,000	123,906,000	473,547,000		518,894,000		447,662,000
Income from continuing operations	55,615,000	95,800,000	92,874,000	91,605,000	94,468,000	88,009,000	88,379,000	84,357,000	335,894,000		355,213,000		305,811,000
Income from discontinued operations	(2,495,000)	(3,169,000)	(39,327,000)	(13,280,000)	(2,219,000)	(3,155,000)	(2,037,000)	639,000	(58,271,000)		(6,772,000)		566,000
Net income attributable to Community Health Systems, Inc.	30,931,000	74,304,000	35,389,000	61,324,000	69,510,000	70,401,000	70,065,000	70,007,000	201,948,000		279,983,000		243,150,000
Basic earnings per share attributable to Community Health Systems, Inc. common stockholders:
Continuing operations	$ 0.38	$ 0.87	$ 0.82	$ 0.82	$ 0.79	$ 0.8	$ 0.77	$ 0.76	$ 2.89	[1]	$ 3.13	[1]	$ 2.68	[1]
Discontinued operations	$ (0.03)	$ (0.04)	$ (0.43)	$ (0.15)	$ (0.02)	$ (0.03)	$ (0.02)	$ 0.01	$ (0.65)	[1]	$ (0.07)	[1]
Net income	$ 0.35	$ 0.83	$ 0.39	$ 0.67	$ 0.77	$ 0.77	$ 0.75	$ 0.76	$ 2.24	[1]	$ 3.05	[1]	$ 2.68	[1]
Diluted earnings per share attributable to Community Health Systems, Inc. common stockholders:
Continuing operations	$ 0.38	$ 0.86	$ 0.81	$ 0.81	$ 0.78	$ 0.8	$ 0.76	$ 0.75	$ 2.87	[1]	$ 3.08	[1]	$ 2.65	[1]
Discontinued operations	$ (0.03)	$ (0.04)	$ (0.43)	$ (0.14)	$ (0.02)	$ (0.03)	$ (0.02)	$ 0.01	$ (0.64)	[1]	$ (0.07)	[1]
Net income	$ 0.35	$ 0.83	$ 0.39	$ 0.67	$ 0.76	$ 0.76	$ 0.74	$ 0.75	$ 2.23	[1]	$ 3.01	[1]	$ 2.66	[1]
Weighted-average number of shares outstanding:
Basic	88,344,566	89,412,310	91,130,672	91,008,405	90,422,331	91,484,466	93,358,771	91,615,275	89,966,933		91,718,791		90,614,886
Diluted	88,913,813	89,857,583	91,783,725	92,136,819	91,778,801	92,462,702	94,711,919	92,836,451	90,666,348		92,946,048		91,517,274
Quarterly Financial Data (Textual) [Abstract]
Decreased net operating revenues and operating expenses due to reclassification of electronic health records incentive reimbursement		$ 40,200,000							$ 40,200,000

[1]	Total per share amounts may not add due to rounding.

Supplemental Condensed Consolidating Financial Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income
Operating revenues (net of contractual allowances and discounts)									$ 13,626,168	$ 12,623,274	$ 11,742,454
Provision for bad debts									1,719,956	1,530,852	1,408,953
Net operating revenues	3,005,825	2,945,477	3,000,827	2,954,083	2,904,356	2,772,311	2,713,644	2,702,111	11,906,212	11,092,422	10,333,501
Operating Costs and Expenses [Abstract]
Salaries and benefits									5,577,925	5,093,767	4,701,231
Supplies									1,834,106	1,738,088	1,649,779
Other operating expenses									2,515,638	2,296,063	2,129,081
Electronic health records incentive reimbursement									(63,397)
Rent									254,781	248,463	237,536
Depreciation and amortization									652,674	594,997	551,043
Total operating costs and expenses									10,771,727	9,971,378	9,268,670
Income from operations									1,134,485	1,121,044	1,064,831
Interest expense, net									644,410	647,593	643,608
Loss (gain) from early extinguishment of debt									66,019		(2,385)
Equity in earnings of unconsolidated affiliates									(49,491)	(45,443)	(36,531)
Impairment of long-lived and other assets									0		12,477
Income from continuing operations before income taxes	67,638	132,517	137,695	135,697	132,520	131,328	131,140	123,906	473,547	518,894	447,662
Provision for (benefit from) income taxes									137,653	163,681	141,851
Income from continuing operations	55,615	95,800	92,874	91,605	94,468	88,009	88,379	84,357	335,894	355,213	305,811
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold									(7,769)	(6,772)	971
Impairment of hospitals sold									(47,930)
Loss on sale, net									(2,572)		(405)
(Loss) income from discontinued operations, net of taxes	(2,495)	(3,169)	(39,327)	(13,280)	(2,219)	(3,155)	(2,037)	639	(58,271)	(6,772)	566
Net income									277,623	348,441	306,377
Less: Net income attributable to noncontrolling interests									75,675	68,458	63,227
Net income attributable to Community Health Systems, Inc.	30,931	74,304	35,389	61,324	69,510	70,401	70,065	70,007	201,948	279,983	243,150
Parent Guarantor [Member]
Operating Costs and Expenses [Abstract]
Equity in earnings of unconsolidated affiliates									(201,948)	(279,983)	(243,150)
Income from continuing operations before income taxes									201,948	279,983	243,150
Income from continuing operations									201,948	279,983	243,150
Discontinued operations, net of taxes:
Net income									201,948	279,983	243,150
Net income attributable to Community Health Systems, Inc.									201,948	279,983	243,150
Issuer [Member]
Operating Costs and Expenses [Abstract]
Interest expense, net									87,095	113,464	110,507
Loss (gain) from early extinguishment of debt									66,019		(2,385)
Equity in earnings of unconsolidated affiliates									(275,175)	(312,730)	(259,270)
Income from continuing operations before income taxes									122,061	199,266	151,148
Provision for (benefit from) income taxes									(79,887)	(80,717)	(92,002)
Income from continuing operations									201,948	279,983	243,150
Discontinued operations, net of taxes:
Net income									201,948	279,983	243,150
Net income attributable to Community Health Systems, Inc.									201,948	279,983	243,150
Other Guarantors [Member]
Consolidated Statements of Income
Operating revenues (net of contractual allowances and discounts)									7,904,497	7,271,078	6,763,647
Provision for bad debts									1,003,252	901,580	841,342
Net operating revenues									6,901,245	6,369,498	5,922,305
Operating Costs and Expenses [Abstract]
Salaries and benefits									3,065,753	2,792,543	2,630,349
Supplies									1,058,807	989,241	933,730
Other operating expenses									1,486,113	1,295,527	1,169,896
Electronic health records incentive reimbursement									(42,312)
Rent									124,823	118,215	113,407
Depreciation and amortization									393,549	348,037	324,018
Total operating costs and expenses									6,086,733	5,543,563	5,171,400
Income from operations									814,512	825,935	750,905
Interest expense, net									495,258	477,418	479,458
Equity in earnings of unconsolidated affiliates									(101,101)	(142,174)	(157,491)
Impairment of long-lived and other assets											12,477
Income from continuing operations before income taxes									420,355	490,691	416,461
Provision for (benefit from) income taxes									151,748	180,574	159,921
Income from continuing operations									268,607	310,117	256,540
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold											(50)
(Loss) income from discontinued operations, net of taxes											(50)
Net income									268,607	310,117	256,490
Net income attributable to Community Health Systems, Inc.									268,607	310,117	256,490
Non-Guarantors [Member]
Consolidated Statements of Income
Operating revenues (net of contractual allowances and discounts)									5,721,671	5,352,196	4,978,807
Provision for bad debts									716,704	629,272	567,611
Net operating revenues									5,004,967	4,722,924	4,411,196
Operating Costs and Expenses [Abstract]
Salaries and benefits									2,512,172	2,301,224	2,070,882
Supplies									775,299	748,847	716,049
Other operating expenses									1,029,525	1,000,536	959,185
Electronic health records incentive reimbursement									(21,085)
Rent									129,958	130,248	124,129
Depreciation and amortization									259,125	246,960	227,025
Total operating costs and expenses									4,684,994	4,427,815	4,097,270
Income from operations									319,973	295,109	313,926
Interest expense, net									62,057	56,711	53,643
Income from continuing operations before income taxes									257,916	238,398	260,283
Provision for (benefit from) income taxes									65,792	63,824	73,932
Income from continuing operations									192,124	174,574	186,351
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold									(7,769)	(6,772)	1,021
Impairment of hospitals sold									(47,930)
Loss on sale, net									(2,572)		(405)
(Loss) income from discontinued operations, net of taxes									(58,271)	(6,772)	616
Net income									133,853	167,802	186,967
Less: Net income attributable to noncontrolling interests									75,675	68,458	63,227
Net income attributable to Community Health Systems, Inc.									58,178	99,344	123,740
Eliminations [Member]
Operating Costs and Expenses [Abstract]
Equity in earnings of unconsolidated affiliates									528,733	689,444	623,380
Income from continuing operations before income taxes									(528,733)	(689,444)	(623,380)
Income from continuing operations									(528,733)	(689,444)	(623,380)
Discontinued operations, net of taxes:
Net income									(528,733)	(689,444)	(623,380)
Net income attributable to Community Health Systems, Inc.									$ (528,733)	$ (689,444)	$ (623,380)

Supplemental Condensed Consolidating Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 277,623	$ 348,441	$ 306,377
Other comprehensive income, net of income taxes:
Net change in fair value of interest rate swaps	55,145	(15,676)	76,225
Net change in fair value of available-for-sale securities	(960)	3,716	412
Amortization and recognition of unrecognized pension cost components	(7,737)	2,418	(2,447)
Other comprehensive income	46,448	(9,542)	74,190
Comprehensive income	324,071	338,899	380,567
Less: Comprehensive income attributable to noncontrolling interests	75,675	68,458	63,227
Comprehensive income attributable to Community Health Systems, Inc.	248,396	270,441	317,340
Parent Guarantor [Member]
Condensed Consolidated Statements of Comprehensive Income [Abstract]
Net income	201,948	279,983	243,150
Other comprehensive income, net of income taxes:
Net change in fair value of interest rate swaps	55,145	(15,676)	76,225
Net change in fair value of available-for-sale securities	(960)	3,716	412
Amortization and recognition of unrecognized pension cost components	(7,737)	2,418	(2,447)
Other comprehensive income	46,448	(9,542)	74,190
Comprehensive income	248,396	270,441	317,340
Comprehensive income attributable to Community Health Systems, Inc.	248,396	270,441	317,340
Issuer [Member]
Condensed Consolidated Statements of Comprehensive Income [Abstract]
Net income	201,948	279,983	243,150
Other comprehensive income, net of income taxes:
Net change in fair value of interest rate swaps	55,145	(15,676)	76,225
Net change in fair value of available-for-sale securities	(960)	3,716	412
Amortization and recognition of unrecognized pension cost components	(7,737)	2,418	(2,447)
Other comprehensive income	46,448	(9,542)	74,190
Comprehensive income	248,396	270,441	317,340
Comprehensive income attributable to Community Health Systems, Inc.	248,396	270,441	317,340
Other Guarantors [Member]
Condensed Consolidated Statements of Comprehensive Income [Abstract]
Net income	268,607	310,117	256,490
Other comprehensive income, net of income taxes:
Net change in fair value of available-for-sale securities	(960)	3,716	412
Amortization and recognition of unrecognized pension cost components	(7,737)	2,418	(2,447)
Other comprehensive income	(8,697)	6,134	(2,035)
Comprehensive income	259,910	316,251	254,455
Comprehensive income attributable to Community Health Systems, Inc.	259,910	316,251	254,455
Non-Guarantors [Member]
Condensed Consolidated Statements of Comprehensive Income [Abstract]
Net income	133,853	167,802	186,967
Other comprehensive income, net of income taxes:
Comprehensive income	133,853	167,802	186,967
Less: Comprehensive income attributable to noncontrolling interests	75,675	68,458	63,227
Comprehensive income attributable to Community Health Systems, Inc.	58,178	99,344	123,740
Eliminations [Member]
Condensed Consolidated Statements of Comprehensive Income [Abstract]
Net income	(528,733)	(689,444)	(623,380)
Other comprehensive income, net of income taxes:
Net change in fair value of interest rate swaps	(55,145)	15,676	(76,225)
Net change in fair value of available-for-sale securities	1,920	(7,432)	(824)
Amortization and recognition of unrecognized pension cost components	15,474	(4,836)	4,894
Other comprehensive income	(37,751)	3,408	(72,155)
Comprehensive income	(566,484)	(686,036)	(695,535)
Comprehensive income attributable to Community Health Systems, Inc.	$ (566,484)	$ (686,036)	$ (695,535)

Supplemental Condensed Consolidating Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 129,865	$ 299,169	$ 344,541	$ 220,655
Patient accounts receivable, net of allowance for doubtful accounts	1,834,167	1,714,542
Supplies	346,611	329,114
Deferred income taxes	89,797	115,819
Prepaid expenses and taxes	214,002	219,218
Other current assets	231,647	193,331
Total current assets	2,846,089	2,871,193
Property and equipment, net	6,855,976	6,324,437
Goodwill	4,264,845	4,150,247	4,157,927
Other assets, net of accumulated amortization	1,241,930	1,352,246
Total assets	15,208,840	14,698,123
Current liabilities:
Current maturities of long-term debt	63,706	63,139
Accounts payable	748,997	526,338
Deferred income taxes	0	8,882
Interest	110,121	146,415
Accrued liabilities	988,315	897,266
Total current liabilities	1,911,139	1,642,040
Long-term debt	8,782,798	8,808,382
Deferred income taxes	704,725	608,177
Other long-term liabilities	949,990	1,001,675
Total liabilities	12,348,652	12,060,274
Redeemable noncontrolling interests in equity of consolidated subsidiaries	395,743	387,472
Community Health Systems, Inc. stockholders' equity:
Preferred stock	0
Common stock	915	936
Additional paid-in capital	1,086,008	1,126,751
Treasury stock, at cost, 975,549 shares at December 31, 2011 and December 31, 2010	(6,678)	(6,678)
Accumulated other comprehensive (loss) income	(184,479)	(230,927)	(221,385)
Retained earnings	1,501,330	1,299,382
Total Community Health Systems, Inc. stockholders' equity	2,397,096	2,189,464
Noncontrolling interests in equity of consolidated subsidiaries	67,349	60,913
Total equity	2,464,445	2,250,377	2,015,417	1,672,486
Total liabilities and equity	15,208,840	14,698,123
Parent Guarantor [Member]
Current assets:
Deferred income taxes	89,797	115,819
Prepaid expenses and taxes	101,389	118,464
Total current assets	191,186	234,283
Intercompany receivable	1,160,785	1,079,294
Net investment in subsidiaries	1,758,458	1,510,063
Total assets	3,110,429	2,823,640
Current liabilities:
Deferred income taxes		8,882
Accrued liabilities	7,580	7,595
Total current liabilities	7,580	16,477
Deferred income taxes	704,725	608,177
Other long-term liabilities	1,028	9,522
Total liabilities	713,333	634,176
Community Health Systems, Inc. stockholders' equity:
Preferred stock	0
Common stock	915	936
Additional paid-in capital	1,086,008	1,126,751
Treasury stock, at cost, 975,549 shares at December 31, 2011 and December 31, 2010	(6,678)	(6,678)
Accumulated other comprehensive (loss) income	(184,479)	(230,927)
Retained earnings	1,501,330	1,299,382
Total Community Health Systems, Inc. stockholders' equity	2,397,096	2,189,464
Total equity	2,397,096	2,189,464
Total liabilities and equity	3,110,429	2,823,640
Issuer [Member]
Current assets:
Prepaid expenses and taxes	117	116
Other current assets	10,235	41
Total current assets	10,352	157
Intercompany receivable	9,294,295	9,002,158
Other assets, net of accumulated amortization	99,521	131,352
Net investment in subsidiaries	6,413,757	5,267,860
Total assets	15,817,925	14,401,527
Current liabilities:
Current maturities of long-term debt	49,954	49,953
Accounts payable	345
Interest	109,984	146,297
Accrued liabilities	567	567
Total current liabilities	160,850	196,817
Long-term debt	8,707,805	8,734,473
Intercompany payable	4,936,587	3,619,651
Other long-term liabilities	254,228	340,526
Total liabilities	14,059,470	12,891,467
Community Health Systems, Inc. stockholders' equity:
Preferred stock	0
Additional paid-in capital	701,399	640,683
Accumulated other comprehensive (loss) income	(184,479)	(230,927)
Retained earnings	1,241,535	1,100,304
Total Community Health Systems, Inc. stockholders' equity	1,758,455	1,510,060
Total equity	1,758,455	1,510,060
Total liabilities and equity	15,817,925	14,401,527
Other Guarantors [Member]
Current assets:
Cash and cash equivalents	14,536	213,117	238,450	158,532
Patient accounts receivable, net of allowance for doubtful accounts	1,088,121	969,928
Supplies	215,203	193,902
Prepaid expenses and taxes	83,983	88,647
Other current assets	141,192	137,113
Total current assets	1,543,035	1,602,707
Intercompany receivable	1,741,928	1,424,734
Property and equipment, net	4,395,498	3,889,651
Goodwill	2,412,517	2,331,452
Other assets, net of accumulated amortization	523,645	438,131
Net investment in subsidiaries	2,450,625	1,944,795
Total assets	13,067,248	11,631,470
Current liabilities:
Current maturities of long-term debt	9,625	11,070
Accounts payable	511,145	361,088
Interest	131	116
Accrued liabilities	662,746	567,101
Total current liabilities	1,183,647	939,375
Long-term debt	49,184	44,831
Intercompany payable	9,290,461	8,424,670
Other long-term liabilities	433,119	371,667
Total liabilities	10,956,411	9,780,543
Community Health Systems, Inc. stockholders' equity:
Preferred stock	0
Common stock	1	1
Additional paid-in capital	769,841	685,921
Accumulated other comprehensive (loss) income	(21,687)	(12,990)
Retained earnings	1,362,682	1,177,995
Total Community Health Systems, Inc. stockholders' equity	2,110,837	1,850,927
Total equity	2,110,837	1,850,927
Total liabilities and equity	13,067,248	11,631,470
Non-Guarantors [Member]
Current assets:
Cash and cash equivalents	115,329	86,052	106,091	62,123
Patient accounts receivable, net of allowance for doubtful accounts	746,046	744,614
Supplies	131,408	135,212
Prepaid expenses and taxes	28,513	11,991
Other current assets	80,220	56,177
Total current assets	1,101,516	1,034,046
Intercompany receivable	1,672,003	1,370,494
Property and equipment, net	2,460,478	2,434,786
Goodwill	1,852,328	1,818,795
Other assets, net of accumulated amortization	618,764	782,763
Total assets	7,705,089	7,440,884
Current liabilities:
Current maturities of long-term debt	4,127	2,116
Accounts payable	237,507	165,250
Interest	6	2
Accrued liabilities	317,422	322,003
Total current liabilities	559,062	489,371
Long-term debt	25,809	29,078
Intercompany payable	6,229,469	6,086,227
Other long-term liabilities	261,615	279,960
Total liabilities	7,075,955	6,884,636
Redeemable noncontrolling interests in equity of consolidated subsidiaries	395,743	387,472
Community Health Systems, Inc. stockholders' equity:
Preferred stock	0
Common stock	2	2
Additional paid-in capital	59,941	39,693
Retained earnings	106,099	68,169
Total Community Health Systems, Inc. stockholders' equity	166,042	107,864
Noncontrolling interests in equity of consolidated subsidiaries	67,349	60,913
Total equity	233,391	168,777
Total liabilities and equity	7,705,089	7,440,885
Eliminations [Member]
Current assets:
Intercompany receivable	(13,869,011)	(12,876,680)
Net investment in subsidiaries	(10,622,840)	(8,722,718)
Total assets	(24,491,851)	(21,599,398)
Current liabilities:
Intercompany payable	(20,456,517)	(18,130,548)
Total liabilities	(20,456,517)	(18,130,548)
Community Health Systems, Inc. stockholders' equity:
Preferred stock	0
Common stock	(3)	(3)
Additional paid-in capital	(1,531,181)	(1,366,297)
Accumulated other comprehensive (loss) income	206,166	243,917
Retained earnings	(2,710,316)	(2,346,468)
Total Community Health Systems, Inc. stockholders' equity	(4,035,334)	(3,468,851)
Total equity	(4,035,334)	(3,468,851)
Total liabilities and equity	$ (24,491,851)	$ (21,599,399)

Supplemental Condensed Consolidating Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$ 1,261,908	$ 1,188,730	$ 1,076,429
Cash flows from investing activities:
Acquisitions of facilities and other related equipment	(415,360)	(248,251)	(263,773)
Purchases of property and equipment	(776,713)	(667,378)	(576,888)
Proceeds from disposition of hospitals and other ancillary operations	173,387		89,514
Proceeds from sale of property and equipment	11,160	8,401	4,019
Increase in other investments	(188,249)	(137,082)	(120,054)
Net cash used in investing activities	(1,195,775)	(1,044,310)	(867,182)
Cash flows from financing activities:
Proceeds from exercise of stock options	18,910	56,916	12,759
Repurchase of restricted stock shares for payroll tax withholding requirements	(13,311)
Deferred financing costs	(19,352)	(13,260)	(82)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	5,290	10,219	(3,472)
Stock buy-back	(85,790)	(113,961)
Proceeds from noncontrolling investors in joint ventures	1,229	7,201	29,838
Redemption of noncontrolling investments in joint ventures	(13,022)	(7,318)	(7,268)
Distributions to noncontrolling investors in joint ventures	(56,094)	(68,113)	(58,963)
Borrowings under credit agreement	578,236		200,000
Issuance of long-term debt	1,000,000
Repayments of long-term indebtedness	(1,651,533)	(61,476)	(258,173)
Net cash used in financing activities	(235,437)	(189,792)	(85,361)
Net change in cash and cash equivalents	(169,304)	(45,372)	123,886
Cash and cash equivalents at beginning of period	299,169	344,541	220,655
Cash and cash equivalents at end of period	129,865	299,169	344,541
Parent Guarantor [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(41,780)	(154,101)	(62,883)
Cash flows from financing activities:
Proceeds from exercise of stock options	18,910	56,916	12,759
Repurchase of restricted stock shares for payroll tax withholding requirements	(13,311)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	5,290	10,219	(3,472)
Stock buy-back	(85,790)	(113,961)
Changes in intercompany balances with affiliates, net	116,681	200,927	53,596
Net cash used in financing activities	41,780	154,101	62,883
Issuer [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(111,011)	(87,018)	(88,486)
Cash flows from investing activities:
Increase in other investments	(10,000)
Net cash used in investing activities	(10,000)
Cash flows from financing activities:
Deferred financing costs	(19,352)	(13,260)	(82)
Changes in intercompany balances with affiliates, net	209,066	144,788	135,518
Borrowings under credit agreement	859,000		200,000
Issuance of long-term debt	1,000,000
Repayments of long-term indebtedness	(1,628,703)	(44,510)	(246,950)
Net cash used in financing activities	121,011	87,018	88,486
Other Guarantors [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	840,582	782,993	671,528
Cash flows from investing activities:
Acquisitions of facilities and other related equipment	(370,243)	(204,773)	(199,363)
Purchases of property and equipment	(440,754)	(342,735)	(368,408)
Proceeds from sale of property and equipment	2,283	8,140	824
Increase in other investments	(129,852)	(112,587)	(115,799)
Net cash used in investing activities	(938,566)	(651,955)	(682,746)
Cash flows from financing activities:
Changes in intercompany balances with affiliates, net	(95,945)	(142,864)	100,944
Borrowings under credit agreement	18,236		4,045
Repayments of long-term indebtedness	(22,888)	(13,507)	(13,853)
Net cash used in financing activities	(100,597)	(156,371)	91,136
Net change in cash and cash equivalents	(198,581)	(25,333)	79,918
Cash and cash equivalents at beginning of period	213,117	238,450	158,532
Cash and cash equivalents at end of period	14,536	213,117	238,450
Non-Guarantors [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	574,117	646,856	556,270
Cash flows from investing activities:
Acquisitions of facilities and other related equipment	(45,117)	(43,478)	(64,410)
Purchases of property and equipment	(335,959)	(324,643)	(208,480)
Proceeds from disposition of hospitals and other ancillary operations	173,387		89,514
Proceeds from sale of property and equipment	8,877	261	3,195
Increase in other investments	(48,397)	(24,495)	(4,255)
Net cash used in investing activities	(247,209)	(392,355)	(184,436)
Cash flows from financing activities:
Proceeds from noncontrolling investors in joint ventures	1,229	7,201	29,838
Redemption of noncontrolling investments in joint ventures	(13,022)	(7,318)	(7,268)
Distributions to noncontrolling investors in joint ventures	(56,094)	(68,113)	(58,963)
Changes in intercompany balances with affiliates, net	(229,802)	(202,851)	(290,058)
Borrowings under credit agreement	2,145		2,570
Repayments of long-term indebtedness	(2,087)	(3,459)	(3,985)
Net cash used in financing activities	(297,631)	(274,540)	(327,866)
Net change in cash and cash equivalents	29,277	(20,039)	43,968
Cash and cash equivalents at beginning of period	86,052	106,091	62,123
Cash and cash equivalents at end of period	115,329	86,052	106,091
Eliminations [Member]
Cash flows from financing activities:
Borrowings under credit agreement	(2,145)		(6,615)
Repayments of long-term indebtedness	$ 2,145		$ 6,615

Supplemental Condensed Consolidating Financial Information (Details Textual) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2007	Jul. 25, 2007
Supplemental Condensed Consolidating Financial Information (Textual) [Abstract]
Percentage of owned domestic subsidiaries which guaranteed senior notes	100.00%
Senior Notes 8.875% Due 2015 [Member]
Supplemental Condensed Consolidating Financial Information (Textual) [Abstract]
Amount used to tender long term debt	$ 1
Percentage of interest rate		8.88%	8.88%
8% Senior Notes Due 2019 [Member]
Supplemental Condensed Consolidating Financial Information (Textual) [Abstract]
Principal amount of senior notes issued	1
Percentage of interest rate	8.00%		8.00%
Community Health System [Member] | Senior Notes 8.875% Due 2015 [Member]
Supplemental Condensed Consolidating Financial Information (Textual) [Abstract]
Principal amount of senior notes issued		3	3